   As Filed with the Securities and Exchange Commission on June 28, 2002

                                                              File No. 333-47016
                                                              File No. 811-8475

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                    FORM N-4
                             Registration Statement
                                     Under
                         The Securities Act of 1933 [X]

                               ----------------

                      Post-Effective Amendment No. 6

         For Registration Under the Investment Company Act of 1940 [X]

                             Amendment No. 15


                      GE Capital Life Separate Account II
                           (Exact Name of Registrant)

                               ----------------

                 GE Capital Life Assurance Company of New York
                              (Name of Depositor)

                               ----------------

                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
              (Address of Depositor's Principal Executive Office)

                                David J. Sloane
             Senior Vice President and Chief Administrative Officer
                 GE Capital Life Assurance Company of New York
                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
                    (Name and address of Agent for Service)

                                    Copy to:
                                 Heather Harker
                   Vice President, Associate General Counsel,
                            and Assistant Secretary
                 GE Capital Life Assurance Company of New York
                               6610 W. Broad St.
                               Richmond, VA 23230

                               ----------------

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on June 28, 2002 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GE Capital Life Separate Account II
                               Prospectus For the
              Flexible Premium Variable Deferred Annuity Contract
                                Form NY1155 4/00

                                   Issued by:
                 GE Capital Life Assurance Company of New York
           125 Park Avenue, 6th Floor, New York, New York 10017-5529

                                 Service Center
                             6610 West Broad Street
                               Richmond, VA 23230
                                 (800) 313-5282

--------------------------------------------------------------------------------

This prospectus gives details about the contract, the Separate Account and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This Prospectus describes a flexible premium variable deferred annuity contract (the "contract") for individuals and some qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "GE Capital Life," "us," or "our") issues the contract.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the GE Capital Life Separate Account II (the "Separate Account") invests in shares of portfolios of the underlying mutual funds listed below:

 AIM Variable Insurance Funds:    Dreyfus:
  AIM V.I. Aggressive Growth       Dreyfus Investment
   Fund -- Series I Shares          Portfolios -- Emerging
  AIM V.I. Blue Chip Fund --        Markets Portfolio --
    Series I Shares                  Initial Shares
  AIM V.I. Capital                 Dreyfus Investment
   Appreciation Fund -- Series      Portfolios -- MidCap Stock
   I Shares                         Portfolio -- Initial Shares
  AIM V.I. Growth Fund --          Dreyfus Variable Investment
   Series I Shares                  Fund -- Money Market
  AIM V.I. Premier Equity Fund      Portfolio
   (formerly, AIM V.I. Value       The Dreyfus Socially
   Fund) -- Series I Shares         Responsible Growth Fund,
                                    Inc. -- Initial Shares
 Alliance Variable Products
  Series Fund, Inc.:              Eaton Vance Variable Trust:
  Growth and Income                VT Floating-Rate Income Fund
   Portfolio -- Class B            VT Income Fund of Boston*
  Premier Growth Portfolio --      VT Worldwide Health Sciences
    Class B                        Fund
  Quasar Portfolio -- Class B
                                  Federated Insurance Series:
 American Century Variable         Federated High Income Bond
 Portfolios, Inc.:                  Fund II* -- Service Shares
  VP Income & Growth Fund --       Federated International Small Company Fund
   Class I                         II
  VP International Fund --
   Class I                        Fidelity Variable Insurance
  VP Ultra Fund -- Class I        Products Fund ("VIP"):
  VP Value Fund -- Class I         VIP Equity-Income
                                   Portfolio -- Service Class 2
                                   VIP Growth Portfolio --
                                    Service Class 2


 Fidelity Variable Insurance      J.P. Morgan Series Trust II:
 Products Funds II ("VIP II"):     Bond Portfolio
  VIP II Contrafund(R)             International Opportunities
  Portfolio -- Service Class 2      Portfolio
                                   Mid Cap Value Portfolio
 Fidelity Variable Insurance       Small Company Portfolio
 Products Fund III ("VIP           U.S. Disciplined Equity
 III"):                             Portfolio
  VIP III Growth & Income
   Portfolio -- Service Class     MFS(R) Variable Insurance
   2                               Trust:
  VIP III Mid Cap Portfolio --     MFS(R) Investors Growth
    Service Class 2                 Stock Series -- Service
                                    Class Shares
 Franklin Templeton Variable       MFS(R) Investors Trust
 Insurance Products Trust:          Series -- Service Class
  Franklin Large Cap Growth         Shares
   Securities Fund --  Class 2     MFS(R) New Discovery
   Shares                           Series -- Service Class
  Mutual Shares Securities          Shares
   Fund -- Class 2 Shares          MFS(R) Strategic Income
  Templeton Foreign Securities      Series -- Service Class
   Fund -- Class 2 Shares           Shares
  Templeton Global Asset           MFS(R) Total Return
   Allocation Fund --Class 2        Series -- Service Class
   Shares                           Shares
                                   MFS(R) Utilities Series --
 GE Investments Funds, Inc.:         Service Class Shares
  Income Fund
  Mid-Cap Value Equity Fund       Oppenheimer Variable Account
  Money Market Fund                Funds:
  Premier Growth Equity Fund       Oppenheimer Capital
  S&P 500(R) Index Fund             Appreciation Fund/VA --
  Small-Cap Value Equity Fund        Service Shares
  U.S. Equity Fund                 Oppenheimer Global
  Value Equity Fund                 Securities Fund/VA --
                                    Service Shares
 Janus Aspen Series:               Oppenheimer Main Street
  Aggressive Growth                 Growth & Income Fund/VA --
  Portfolio -- Service Shares        Service Shares
  Balanced Portfolio --            Oppenheimer Main Street
   Service Shares                   Small Cap Fund/VA --Service
  Capital Appreciation              Shares
  Portfolio -- Service Shares
  Global Life Sciences            PIMCO Variable Insurance
  Portfolio -- Service Shares      Trust:
  Global Technology                Foreign Bond Portfolio --
  Portfolio -- Service Shares        Administrative Class
  Growth Portfolio -- Service       Shares
  Shares                           High Yield Portfolio*
  International Growth              (formerly, High Yield Bond
  Portfolio -- Service Shares       Portfolio) --
  Worldwide Growth                   Administrative Class
  Portfolio -- Service Shares       Shares
                                   Long-Term U.S. Government
                                    Portfolio (formerly, Long-
                                    Term U.S. Government Bond
                                    Portfolio) --
                                     Administrative Class
                                    Shares
                                   Total Return Portfolio
                                    (formerly, Total Return
                                    Bond Portfolio) --
                                     Administrative Class
                                    Shares


 Rydex Variable Trust             Van Kampen Life Investment
  OTC Fund                         Trust
                                   Comstock Portfolio -- Class
 Scudder Variable Series II         II Shares
  Scudder Technology Growth        Emerging Growth Portfolio --
   Portfolio -- Class B Shares       Class II Shares
  SVS Dreman High Return
   Equity Portfolio --Class B
   Shares
  SVS Dreman Small Cap Value
   Portfolio --Class B Shares


  * These portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any Federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the portfolios(s) you select. You bear the investment risk of investing in the portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.


In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These underlying mutual fund options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


A Statement of Additional Information, dated May 1, 2002, as amended June 28, 2002, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                1-800-313-5282;

                                or write us at:

                             6610 West Broad Street
                               Richmond, VA 23230
The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:
                                  www.sec.gov
This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May, 2002, as amended June 28, 2002.

Table of Contents


Definitions.................................................................   5

Expense Table...............................................................   7

Portfolio Annual Expenses...................................................   9

Synopsis....................................................................  32

Condensed Financial Information.............................................  36

Investment Results..........................................................  38

Financial Statements........................................................  39

The Company.................................................................  40

The Separate Account........................................................  41

The Guarantee Account.......................................................  52

Charges and Other Deductions................................................  54

The Contract................................................................  59

Transfers...................................................................  65

Surrenders and Partial Withdrawals..........................................  71

The Death Benefit...........................................................  74

Income Payments.............................................................  80

Federal Tax Matters.........................................................  85

Voting Rights...............................................................  94

Requesting Payments.........................................................  95

Distribution of the Contracts...............................................  97

Additional Information......................................................  99

Appendix.................................................................... A-1

Statement of Additional Information -- Table of Contents....................   i

Definitions

The following terms are used throughout the prospectus.

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to GE Life & Annuity Separate Account II or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Separate Account -- GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the portfolios of the Funds should be made: 6610 West Broad Street, Richmond, VA 23230, 1-800-313-5282. The term "we" may be used throughout this Prospectus in connection with calculations of Contract Value; in these instances, the term "we" has the same meaning as Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated portfolio of one of the Funds. Not all subaccounts may be available in all markets. Subaccount may be referred to as Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, contract maintenance charge, any enhanced benefit charge and any surrender charge.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects Separate Account charges and charges assessed against amounts you allocate to the Guarantee Account. For more complete descriptions of the various costs and charges involved, see the "Charges and Other Deductions" provision in this Prospectus, and the Fund prospectuses. Premium taxes may also apply, although they do not appear in the table.

                                                       Without     With
                                                       Enhanced  Enhanced
                                                       Payment   Payment
Owner Transaction Expenses:                            Benefit  Benefit/3/
--------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each
 purchase payment surrendered/withdrawn):                  6%        8%

The surrender charge without the enhanced payment benefit is as follows:

       Number of Full and
    Partially Completed Years                  Surrender Charge as a Percentage
        Since We Received                           of the Surrendered or
      the Purchase Payment                        Withdrawn Purchase Payment
    -------------------------                  --------------------------------
                1                                             6%
                2                                             6%
                3                                             6%
                4                                             6%
                5                                             5%
                6                                             4%
            7 or more                                         0%
  -----------------------------------------------------------------------------

The surrender charge with the enhanced payment benefit is as follows:

       Number of Full and
    Partially Completed Years                  Surrender Charge as a Percentage
        Since We Received                           of the Surrendered or
      the Purchase Payment                        Withdrawn Purchase Payment
    -------------------------                  --------------------------------
                1                                             8%
                2                                             8%
                3                                             7%
                4                                             7%
                5                                             6%
                6                                             5%
                7                                             4%
                8                                             2%
            8 or more                                         0%

___________________________________________________________
Transfer Charge/1/                                       $10
(for each transfer after the first in a calendar month)
___________________________________________________________

                                                         Annuitant
                                                          & Joint   Either
                                                         Annuitant Annuitant
Annual Expenses (effective annual rate of Separate       Age 70 or   Over
Account charges as a percentage of the daily net asets    Younger  Age 70 at
of the Separate Acount):                                 at Issue    Issue
----------------------------------------------------------------------------
Mortality and Expense Risk Charge                          1.30%     1.50%
Administrative Expense Charge                              0.15%     0.15%
                                                           ----      ----
Total Annual Expenses                                      1.45%     1.65%

Other Annual Expenses:
----------------------------------------------------------------------------
Annual Contract Charge                                                $30/2/
Optional Enhanced Payment Benefit (deducted daily as a
 percentage of Contract Value allocated to the Separate
 Account)/3/                                                         0.15%
----------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month. We currently do not asses this charge.
 /2/We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.
 /3/If you elect the enhanced payment benefit, the surrender period will increase from 6 years to 8 years.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2001 as a percentage of each portfolio's average net assets after any fee waivers and/or expense reimbursements, if applicable:

                                                     Service            Total
                                    Management 12b-1  Share    Other    Annual
Portfolio                              Fees    Fees* Fees**  Expenses  Expenses
-------------------------------------------------------------------------------

AIM Variable Insurance Funds
-------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth Fund --
   Series I Shares                    0.80%      --     --     0.41%    1.21%
 AIM V.I. Blue Chip Fund -- Series
  I Shares                            0.75%      --     --     0.51%    1.26%
 AIM V.I. Capital Appreciation
  Fund -- Series I Shares             0.61%      --     --     0.24%    0.85%
 AIM V.I. Growth Fund -- Series I
  Shares                              0.62%      --     --     0.26%    0.88%
 AIM V.I. Premier Equity Fund
  (formerly, AIM Value Fund) --
   Series I Shares                    0.60%      --     --     0.25%    0.85%

Alliance Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------
 Growth and Income Portfolio --
   Class B                            0.63%    0.25%    --     0.04%    0.92%
 Premier Growth Portfolio -- Class
  B                                   1.00%    0.25%    --     0.04%    1.29%
 Quasar Portfolio -- Class B          0.82%    0.25%    --     0.13%    1.20%

American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I   0.70%      --     --       --     0.70%
 VP International Fund -- Class I     1.26%      --     --       --     1.26%
 VP Ultra Fund -- Class I             1.00%      --     --       --     1.00%
 VP Value Fund -- Class I             0.97%      --     --       --     0.97%

Dreyfus
-------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Class Shares                 --       --     --     2.00%    2.00%
 Dreyfus Investments Portfolios --
   MidCap Stock Portfolio --
   Initial Class Shares               0.75%      --     --     0.14%    0.89%
 Dreyfus VIF -- Money Market
  Portfolio                           0.50%      --     --     0.08%    0.58%
 The Dreyfus Socially Responsible
  Growth Fund, Inc. -- Initial
  Class Shares                        0.75%      --     --     0.03%    0.78%

Eaton Vance Variable Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income Fund         0.56%      --   0.25%    0.45%    1.26%
 VT Income Fund of Boston             0.63%      --   0.25%    0.40%    1.28%
 VT Worldwide Health Sciences Fund    1.00%      --   0.25%    2.55%    3.80%

Federated Insurance Series
-------------------------------------------------------------------------------
 Federated High Income Bond Fund
  II -- Service Shares                0.60%      --   0.10%    0.16%    0.86%
 Federated International Small
  Company Fund II                     0.00%      --   0.10%    1.55%    1.65%

Fidelity Variable Insurance Products Fund ("VIP")
-------------------------------------------------------------------------------
 VIP Equity-Income Portfolio --
   Service Class 2 Shares             0.48%    0.25%    --     0.11%    0.84%
 VIP Growth Portfolio -- Service
  Class 2 Shares                      0.58%    0.25%    --     0.10%    0.93%

Fidelity Variable Insurance Products Fund II ("VIP
 II")
-------------------------------------------------------------------------------
 VIP II ContraFund(R) Portfolio --
   Service Class 2 Shares             0.58%    0.25%    --     0.11%    0.94%

Fidelity Variable Insurance Products Fund III ("VIP
 III")
-------------------------------------------------------------------------------
 VIP III Growth & Income
  Portfolio -- Service Class 2
  Shares                              0.48%    0.25%    --     0.11%    0.84%
 VIP III Mid Cap Portfolio --
   Service Class 2 Shares             0.58%    0.25%    --     0.11%    0.94%

                                                     Service            Total
                                    Management 12b-1  Share    Other    Annual
Portfolio                              Fees    Fees* Fees**  Expenses  Expenses
-------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------
 Franklin Large Cap Growth
  Securities Fund -- Class 2 Shares   0.75%    0.25%    --     0.03%    1.03%
 Mutual Shares Securities Fund --
   Class 2 Shares                     0.60%    0.25%    --     0.19%    1.04%
 Templeton Foreign Securities
  Fund -- Class 2 Shares              0.68%    0.25%    --     0.22%    1.15%
 Templeton Global Asset Allocation
  Fund -- Class 2 Shares              0.61%    0.25%    --     0.20%    1.06%

GE Investments Funds, Inc.
-------------------------------------------------------------------------------
 Income Fund                          0.50%      --     --     0.05%    0.55%
 Mid-Cap Value Equity Fund            0.65%      --     --     0.03%    0.68%
 Money Market Fund                    0.38%      --     --     0.04%    0.42%
 Premier Growth Equity Fund           0.65%      --     --     0.02%    0.67%
 S&P 500(R) Index Fund                0.35%      --     --     0.04%    0.39%
 Small-Cap Value Equity Fund          0.80%      --     --     0.11%    0.91%
 U.S. Equity Fund                     0.55%      --     --     0.03%    0.58%
 Value Equity Fund                    0.65%      --     --     0.14%    0.79%

Janus Aspen Series
-------------------------------------------------------------------------------
 Aggressive Growth Portfolio --
   Service Shares                     0.65%    0.25%    --     0.02%    0.92%
 Balanced Portfolio -- Service
  Shares                              0.65%    0.25%    --     0.01%    0.91%
 Capital Appreciation Portfolio --
   Service Shares                     0.65%    0.25%    --     0.01%    0.91%
 Global Life Sciences Portfolio --
   Service Shares                     0.65%    0.25%    --     0.17%    1.07%
 Global Technology Portfolio --
   Service Shares                     0.65%    0.25%    --     0.05%    0.95%
 Growth Portfolio -- Service Shares   0.65%    0.25%    --     0.01%    0.91%
 International Growth Portfolio --
   Service Shares                     0.65%    0.25%    --     0.06%    0.96%
 Worldwide Growth Portfolio --
   Service Shares                     0.65%    0.25%    --     0.04%    0.94%

J.P. Morgan Series Trust II
-------------------------------------------------------------------------------
 Bond Portfolio                       0.30%      --   0.45%      --     0.75%
 International Opportunities
  Portfolio                           0.60%      --   0.60%      --     1.20%
 Mid Cap Value Portfolio              0.70%      --   0.30%      --     1.00%
 Small Company Portfolio              0.60%      --   0.55%      --     1.15%
 U.S. Disciplined Equity Portfolio    0.35%      --   0.50%      --     0.85%

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares      0.75%    0.25%    --     0.15%    1.15%
 MFS(R) Investors Trust Series  --
   Service Class Shares               0.75%    0.25%    --     0.14%    1.14%
 MFS(R) New Discovery Series --
   Service Class Shares               0.90%    0.25%    --     0.15%    1.30%
 MFS(R) Strategic Income Series --
   Service Class Shares               0.75%    0.25%           0.15%    1.15%
 MFS(R) Total Return Series --
   Service Class Shares               0.75%    0.25%    --     0.13%    1.13%
 MFS(R) Utilities Series -- Service
  Class Shares                        0.75%    0.25%    --     0.17%    1.17%

Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares            0.64%    0.15%    --     0.02%    0.81%
 Oppenheimer Global Securities
  Fund/VA -- Service Shares           0.64%    0.15%    --     0.06%    0.85%
 Oppenheimer Main Street Growth &
  Income Fund/VA -- Service Shares    0.68%    0.15%    --     0.05%    0.88%
 Oppenheimer Main Street Small Cap
  Fund/VA --Service Shares            0.75%    0.15%    --     0.29%    1.19%

                                                     Service            Total
                                    Management 12b-1  Share    Other    Annual
Portfolio                              Fees    Fees* Fees**  Expenses  Expenses
-------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Class Shares        0.25%      --   0.15%    0.50%    0.90%
 High Yield Portfolio (formerly,
  High Yield Bond Portfolio) --
   Administrative Class Shares        0.25%      --   0.15%    0.35%    0.75%
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term
  U.S. Government Bond
  Portfolio) -- Administrative
  Class Shares                        0.25%      --   0.15%    0.25%    0.65%
 Total Return Portfolio (formerly,
  Total Return Bond Portfolio) --
   Administrative Class Shares        0.25%      --   0.15%    0.25%    0.65%

Rydex Variable Trust
-------------------------------------------------------------------------------
 Rydex OTC Fund                       0.75%      --   0.25%    0.45%    1.45%

Scudder Variable Series II
-------------------------------------------------------------------------------
 Scudder Technology Growth
  Portfolio -- Class B Shares         0.74%    0.25%    --     0.07%    1.06%
 SVS Dreman High Return Equity
  Portfolio -- Class B Shares         0.75%    0.25%    --     0.07%    1.07%
 SVS Dreman Small Cap Value
  Portfolio -- Class B Shares         0.75%    0.25%    --     0.04%    1.04%

Van Kampen Life Investment Trust
-------------------------------------------------------------------------------
 Comstock Portfolio -- Class II
  Shares                              0.60%    0.25%    --     0.21%    1.06%
 Emerging Growth Portfolio -- Class
  II Shares                           0.70%    0.25%    --     0.06%    1.01%
-------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.
** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the contracts will be remitted to the Company.
 /1/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time.

     Accordingly, the actual total operating expenses were:

        . VIP Equity-Income Portfolio -- Service Class 2       0.83%
        . VIP Growth Portfolio -- Service Class 2              0.90%
        . VIP II Contrafund(R) Portfolio -- Service Class 2    0.90%
        . VIP III Growth & Income Portfolio -- Service Class 2 0.82%
        . VIP III Mid Cap Portfolio -- Service Class 2         0.88%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursement.


                                                     Service            Total
                                   Management  12b-1  Share    Other    Annual
Portfolio                             Fees     Fees* Fees**  Expenses  Expenses
-------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------
 Quasar Portfolio -- Class B          1.00%    0.25%    --     0.18%     1.43%

Dreyfus
-------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --
  Emerging Markets Portfolio --
  Initial Class Shares                1.25%      --     --     4.15%     5.40%

Eaton Vance Variable Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income Fund         0.58%      --   0.25%    0.45%     1.28%

Federated Insurance Series
-------------------------------------------------------------------------------
 Federated High Income Bond Fund
 II -- Service Shares                 0.60%    0.25%  0.25%    0.16%     1.26%
 Federated International Small
 Company Fund II                      1.25%    0.25%  0.25%    3.79%     5.54%

Franklin Templeton Variable Insurance Products
Trust
-------------------------------------------------------------------------------
 Templeton Foreign Securities
 Fund -- Class 2 Shares               0.69%    0.25%    --     0.22%     1.16%

J.P. Morgan Series Trust II
-------------------------------------------------------------------------------
 International Opportunities
 Portfolio                            0.60%      --   0.60%    0.20%     1.40%
 Mid Cap Value Portfolio              0.70%      --   0.30%    9.62%    10.62%
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
 Series -- Service Class Shares       0.75%    0.25%    --     0.17%     1.17%
 MFS(R) Investors Trust Series --
  Service Class Shares                0.75%    0.25%    --     0.15%     1.15%
 MFS(R) New Discovery Series --
  Service Class Shares                0.90%    0.25%    --     0.19%     1.34%
 MFS(R) Strategic Income Series --
  Service Class Shares                0.75%    0.25%           0.37%     1.37%
 MFS(R) Total Return Series --
  Service Class Shares                0.75%    0.25%    --     0.14%     1.14%
 MFS(R) Utilities Series --
  Service Class Shares                0.75%    0.25%    --     0.18%     1.18%
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
  Administrative Class Shares         0.25%      --   0.15%    0.51%     0.91%
 High Yield Portfolio (formerly,
 High Yield Bond Portfolio) --
  Administrative Class Shares         0.25%      --   0.15%    0.36%     0.76%
 Long-Term U.S. Government
 Portfolio (formerly, Long-Term
 U.S. Government Bond
 Portfolio) -- Administrative
 Class Shares                         0.25%      --   0.15%    0.26%     0.66%
 Total Return Portfolio (formerly,
 Total Return Bond) --
  Administrative Class Shares         0.25%      --   0.15%    0.26%     0.66%
-------------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the contracts will be remitted to the Company.

The expenses shown in the tables above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS

We may offer other variable annuity contracts which also may invest in the same portfolios (or many of the same) of the Funds. These contracts may have different charges that could affect the value of the Subaccounts, and may offer different benefits more suitable to your needs. To obtain more information, contact your registered representative, or call (800) 313-5282.

EXAMPLES

The following examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expense may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 2001 (shown above in Portfolio Annual Expenses).

The expenses, and therefore the examples, reflect certain fee waivers and expense reimbursements provided to some of the portfolios and assume they will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue.

The examples show what an owner would pay assuming a $1,000 investment, a 5% annual return and no change in portfolio expenses.

  (1) A mortality and expense risk charge of 1.30%;

  (2) An administrative expense charge of 0.15%;

  (3) An annual contract charge of $30; and

  (4) A maximum charge of 0.15% of the Contract Value if the optional Enhanced Payment Benefit has been elected.

If either Annuitant is older than age 70 at the time the contract is issued, the applicable examples reflect the following contract charges:

  (1) A mortality and expense risk charge of 1.50%;

  (2) An administrative expense charge of 0.15%;

  (3) An annual contract charge of $30; and

  (4) A maximum charge of 0.15% of the Contract Value if the optional Enhanced Payment Benefit has been elected.

Deductions for the premium taxes are not reflected, but may apply.

                                     * * *

Example 1 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes each Annuitant is age 70 or younger at issue.



                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $81.91 $139.62 $190.94 $308.97
 AIM V.I. Blue Chip Fund -- Series I Shares      82.41  141.10  193.40  313.77
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         78.31  128.85  173.05  273.63
 AIM V.I. Growth Fund -- Series I Shares         78.61  129.75  174.55  276.63
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         78.31  128.85  173.05  273.63


 * surrender includes annuitization over a period of less than 5 years

                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B         $79.01 $130.95 $176.55 $280.61
 Premier Growth Portfolio -- Class B             82.71  141.99  194.87  316.64
 Quasar Portfolio -- Class B                     81.81  139.32  190.45  308.01
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              76.81  124.33  165.49  258.49
 VP International Fund -- Class I                82.41  141.10  193.40  313.77
 VP Ultra Fund -- Class I                        79.81  133.35  180.54  288.52
 VP Value Fund -- Class I                        79.51  132.45  179.05  285.56
Dreyfus
 Dreyfus Investments Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            89.76  162.84  229.05  381.83
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                    78.71  130.05  175.05  277.63
 Dreyfus Variable Investment Fund-Money Market
  Portfolio                                      75.61  120.70  159.41  246.21
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         77.61  126.74  169.53  266.60
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    82.41  141.10  193.40  313.77
 VT Income Fund of Boston                        82.61  141.70  194.38  315.68
 VT Worldwide Health Sciences Fund              107.41  213.66  310.17  525.73
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         78.41  129.15  173.55  274.63
 Federated International Small Company Fund II   86.29  152.62  212.36  350.33
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  78.21  128.55  172.55  272.63
 VIP Growth Portfolio -- Service Class 2         79.11  131.25  177.05  281.60
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        79.21  131.55  177.55  282.59
Fidelity Variable Insurance Products Fund III
 "(VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        78.21  128.55  172.55  272.63
 VIP III Mid Cap Portfolio -- Service Class 2    79.21  131.55  177.55  282.59
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                80.11  134.25  182.03  291.47
 Mutual Shares Securities Fund -- Class 2
  Shares                                         80.21  134.55  182.53  292.45
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         81.31  137.83  187.98  303.18
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                80.41  135.14  183.52  294.41
GE Investments Funds, Inc.
 Income Fund                                     75.30  119.78  157.88  243.11
 Mid-Cap Value Equity Fund                       76.61  123.72  164.48  256.46
 Money Market Fund                               74.00  115.83  151.24  229.58
 Premier Growth Equity Fund                      76.51  123.42  163.98  255.44
 S&P 500(R) Index Fund                           73.70  114.92  149.70  226.43
 Small-Cap Value Equity Fund                     78.91  130.65  176.05  279.62
 U.S. Equity Fund                                75.61  120.70  159.41  246.21
 Value Equity Fund                               77.71  127.04  170.03  267.60
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   79.01  130.95  176.55  280.61
 Balanced Portfolio -- Service Shares            78.91  130.65  176.05  279.62
 Capital Appreciation Portfolio -- Service
  Shares                                         78.91  130.65  176.05  279.62
 Global Life Sciences Portfolio -- Service
  Shares                                         80.51  135.44  184.02  295.39
 Global Technology Portfolio -- Service Shares   79.31  131.85  178.05  283.59
 Growth Portfolio -- Service Shares              78.91  130.65  176.05  279.62
 International Growth Portfolio -- Service
  Shares                                         79.41  132.15  178.55  284.58
 Worldwide Growth Portfolio -- Service Shares    79.21  131.55  177.55  282.59

                                                       Without Enhanced Payment
                                                                Benefit
Subaccount Investing In:                            1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------------
J.P. Morgan Series Trust II
 Bond Portfolio                                     $77.31 $125.84 $168.02 $263.57
 International Opportunities Portfolio               81.81  139.32  190.45  308.01
 Mid Cap Value Portfolio                             79.81  133.35  180.54  288.52
 Small Company Portfolio                             81.31  137.83  187.98  303.18
 U.S. Disciplined Equity Portfolio                   78.31  128.85  173.05  273.63
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                       81.31  137.83  187.98  303.18
 MFS(R) Investors Trust Series -- Service Class
  Shares                                             81.21  137.53  187.49  302.21
 MFS(R) New Discovery Series -- Service Class
  Shares                                             82.81  142.29  195.36  317.59
 MFS(R) Strategic Income Series -- Service Class
  Shares                                             81.31  137.83  187.98  303.18
 MFS(R) Total Return Series -- Service Class Shares  81.11  137.23  186.99  301.24
 MFS(R) Utilities Series -- Service Class Shares     81.51  138.43  188.97  305.11
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares                                    77.91  127.65  171.04  269.62
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                             78.31  128.85  173.05  273.63
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                    78.61  129.75  174.55  276.63
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                    81.71  139.02  189.95  307.04
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                             78.81  130.35  175.55  278.62
 High Yield Portfolio -- (formerly, High Yield Bond
  Portfolio) Administrative Class Shares             77.31  125.84  168.02  263.57
 Long-Term U.S. Government Portfolio -- (formerly,
  Long-Term U.S. Government Bond Portfolio)
  Administrative Class Shares                        76.31  122.82  162.96  253.39
 Total Return Portfolio -- (formerly, Total Return
  Bond Portfolio) Administrative Class Shares        76.31  122.82  162.96  253.39
Rydex Variable Trust
 OTC Fund                                            84.30  146.73  202.68  331.78
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B      80.41  135.14  183.52  294.41
 SVS Dreman High Return Equity Portfolio -- Class B  80.51  135.44  184.02  295.39
 SVS Dreman Small Cap Value Portfolio -- Class B     80.21  134.55  182.53  292.45
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares               80.41  135.14  183.52    0.00
 Emerging Growth Portfolio -- Class II Shares        79.91  133.65  181.04    0.00
-----------------------------------------------------------------------------------


Example 2 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period or do not surrender* and assumes each Annuitant is age 70 or younger at issue.


                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $27.91 $85.62  $145.94 $308.97
 AIM V.I. Blue Chip Fund -- Series I Shares      28.41  87.10   148.40  313.77
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         24.31  74.85   128.05  273.63
 AIM V.I. Growth Fund -- Series I Shares         24.61  75.75   129.55  276.63
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         24.31  74.85   128.05  273.63


 * surrender includes annuitization over a period of less than 5 years

                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B         $25.01 $76.95  $131.55 $280.61
 Premier Growth Portfolio -- Class B             28.71  87.99   149.87  316.64
 Quasar Portfolio -- Class B                     27.81  85.32   145.45  308.01
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              22.81  70.33   120.49  258.49
 VP International Fund -- Class I                28.41  87.10   148.40  313.77
 VP Ultra Fund -- Class I                        25.81  79.35   135.54  288.52
 VP Value Fund -- Class I                        25.51  78.45   134.05  285.56
Dreyfus
 Dreyfus Investments Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            35.76 108.84   184.05  381.83
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                    24.71  76.05   130.05  277.63
 Dreyfus Variable Investment Fund -- Money
  Market Portfolio                               21.61  66.70   114.41  246.21
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         23.61  72.74   124.53  266.60
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    28.41  87.10   148.40  313.77
 VT Income Fund of Boston                        28.61  87.70   149.38  315.68
 VT Worldwide Health Sciences Fund               53.41 159.66   265.17  525.73
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         24.41  75.15   128.55  274.63
 Federated International Small Company Fund II   32.29  98.62   167.36  350.33
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  24.21  74.55   127.55  272.63
 VIP Growth Portfolio -- Service Class 2         25.11  77.25   132.05  281.60
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        25.21  77.55   132.55  282.59
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        24.21  74.55   127.55  272.63
 VIP III Mid Cap Portfolio -- Service Class 2    25.21  77.55   132.55  282.59
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                26.11  80.25   137.03  291.47
 Mutual Shares Securities Fund -- Class 2
  Shares                                         26.21  80.55   137.53  292.45
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         27.31  83.83   142.98  303.18
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                26.41  81.14   138.52  294.41
GE Investments Funds, Inc.
 Income Fund                                     21.30  65.78   112.88  243.11
 Mid-Cap Value Equity Fund                       22.61  69.72   119.48  256.46
 Money Market Fund                               20.00  61.83   106.24  229.58
 Premier Growth Equity Fund                      22.51  69.42   118.98  255.44
 S&P 500(R) Index Fund                           19.70  60.92   104.70  226.43
 Small-Cap Value Equity Fund                     24.91  76.65   131.05  279.62
 U.S. Equity Fund                                21.61  66.70   114.41  246.21
 Value Equity Fund                               23.71  73.04   125.03  267.60
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   25.01  76.95   131.55  280.61
 Balanced Portfolio -- Service Shares            24.91  76.65   131.05  279.62
 Capital Appreciation Portfolio -- Service
  Shares                                         24.91  76.65   131.05  279.62
 Global Life Sciences Portfolio -- Service
  Shares                                         26.51  81.44   139.02  295.39
 Global Technology Portfolio -- Service Shares   25.31  77.85   133.05  283.59
 Growth Portfolio -- Service Shares              24.91  76.65   131.05  279.62
 International Growth Portfolio -- Service
  Shares                                         25.41  78.15   133.55  284.58
 Worldwide Growth Portfolio -- Service Shares    25.21  77.55   132.55  282.59

                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
J.P. Morgan Series Trust II
 Bond Portfolio                                 $23.31 $71.84  $123.02 $263.57
 International Opportunities Portfolio           27.81  85.32   145.45  308.01
 Mid Cap Value Portfolio                         25.81  79.35   135.54  288.52
 Small Company Portfolio                         27.31  83.83   142.98  303.18
 U.S. Disciplined Equity Portfolio               24.31  74.85   128.05  273.63
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          27.31  83.83   142.98  303.18
 MFS(R) Investors Trust Series -- Service Class
  Shares                                         27.21  83.53   142.49  302.21
 MFS(R) New Discovery Series -- Service Class
  Shares                                         28.81  88.29   150.36  317.59
 MFS(R) Strategic Income Series -- Service
  Class Shares                                   27.31  83.83   142.98  303.18
 MFS(R) Total Return Series -- Service Class
  Shares                                         27.11  83.23   141.99  301.24
 MFS(R) Utilities Series -- Service Class
  Shares                                         27.51  84.43   143.97  305.11
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares                                23.91  73.65   126.04  269.62
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                24.31  74.85   128.05  273.63
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      24.61  75.75   129.55  276.63
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                27.71  85.02   144.95  307.04
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                         24.81  76.35   130.55  278.62
 High Yield Portfolio -- (formerly, High Yield
  Bond Portfolio) Administrative Class Shares    23.31  71.84   123.02  263.57
 Long-Term U.S. Government Portfolio --
   (formerly, Long-Term U.S. Government Bond
  Portfolio) Administrative Class Shares         22.31  68.82   117.96  253.39
 Total Return Portfolio -- (formerly, Total
  Return Bond Portfolio) Administrative Class
  Shares                                         22.31  68.82   117.96  253.39
Rydex Variable Trust
 OTC Fund                                        30.30  92.73   157.68  331.78
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                         26.41  81.14   138.52  294.41
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                                26.51  81.44   139.02  295.39
 SVS Dreman Small Cap Value Portfolio -- Class
  B Shares                                       26.21  80.55   137.53  292.45
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares           26.41  81.14   138.52  294.41
 Emerging Growth Portfolio -- Class II Shares    25.91  79.65   136.04  289.51
-------------------------------------------------------------------------------


Example 3 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is age 70 or younger at issue.


                                               With Enhanced Payment Benefit
Subaccount Investing In:                      1 Year  3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                      $101.40 $153.07 $207.30 $323.29
 AIM V.I. Blue Chip Fund -- Series I Shares    101.90  154.55  209.74  328.02
 AIM V.I. Capital Appreciation Fund -- Series
  I Shares                                      97.81  142.35  189.54  288.52
 AIM V.I. Growth Fund -- Series I Shares        98.11  143.25  191.03  291.47
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)        97.81  142.35  189.54  288.52


 * surrender includes annuitization over a period of less than 5 years

                                                 With Enhanced Payment Benefit
Subaccount Investing In:                        1 Year  3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B         $ 98.51 $144.44 $193.02 $295.39
 Premier Growth Portfolio -- Class B             102.20  155.43  211.20  330.84
 Quasar Portfolio -- Class B                     101.30  152.77  206.81  322.35
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I               96.31  137.85  182.05  273.63
 VP International Fund -- Class I                101.90  154.55  209.74  328.02
 VP Ultra Fund -- Class I                         99.31  146.83  196.98  303.18
 VP Value Fund -- Class I                         99.01  145.94  195.50  300.27
Dreyfus
 Dreyfus Investments Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            109.24  176.18  245.11  394.96
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio --Initial Shares                      98.21  143.55  191.53  292.45
 Dreyfus Variable Investment Fund-Money Market
  Portfolio                                       95.11  134.23  176.01  261.54
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                          97.11  140.25  186.05  281.60
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    101.90  154.55  209.74  328.02
 VT Income Fund of Boston                        102.10  155.14  210.71  329.90
 VT Worldwide Health Sciences Fund               126.86  226.77  325.58  536.44
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                          97.91  142.65  190.04  289.51
 Federated International Small Company Fund II   105.78  166.01  228.55  363.98
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class
  2                                               97.71  142.05  189.04  287.54
 VIP Growth Portfolio -- Service Class 2          98.61  144.74  193.52  296.37
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                         98.71  145.04  194.01  297.34
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                         97.71  142.05  189.04  287.54
 VIP III Mid Cap Portfolio -- Service Class 2     98.71  145.04  194.01  297.34
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                 99.61  147.72  198.46  306.08
 Mutual Shares Securities Fund -- Class 2
  Shares                                          99.71  148.02  198.95  307.04
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         100.81  151.29  204.36  317.59
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                 99.91  148.62  199.94  308.97
GE Investments Funds, Inc.
 Income Fund                                      94.81  133.33  174.49  258.49
 Mid-Cap Value Equity Fund                        96.11  137.25  181.04  271.63
 Money Market Fund                                93.51  129.39  167.90  245.18
 Premier Growth Equity Fund                       96.01  136.95  180.54  270.62
 S&P 500(R) Index Fund                            93.20  128.48  166.37  242.08
 Small-Cap Value Equity Fund                      98.41  144.14  192.52  294.41
 U.S. Equity Fund                                 95.11  134.23  176.01  261.54
 Value Equity Fund                                97.21  140.55  186.55  282.59
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares    98.51  144.44  193.02  295.39
 Balanced Portfolio -- Service Shares             98.41  144.14  192.52  294.41
 Capital Appreciation Portfolio -- Service
  Shares                                          98.41  144.14  192.52  294.41
 Global Life Sciences Portfolio -- Service
  Shares                                         100.01  148.91  200.43  309.93
 Global Technology Portfolio -- Service Shares    98.81  145.34  194.51  298.32
 Growth Portfolio -- Service Shares               98.41  144.14  192.52  294.41
 International Growth Portfolio -- Service
  Shares                                          98.91  145.64  195.00  299.29
 Worldwide Growth Portfolio -- Service Shares     98.71  145.04  194.01  297.34

                                                     With Enhanced Payment Benefit
Subaccount Investing In:                            1 Year  3 Years 5 Years 10 Years
------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
 Bond Portfolio                                     $ 96.81 $139.35 $184.55 $278.62
 International Opportunities Portfolio               101.30  152.77  206.81  322.35
 Mid Cap Value Portfolio                              99.31  146.83  196.98  303.18
 Small Company Portfolio                             100.81  151.29  204.36  317.59
 U.S. Disciplined Equity Portfolio                    97.81  142.35  189.54  288.52
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                       100.81  151.29  204.36  317.59
 MFS(R) Investors Trust Series -- Service Class
  Shares                                             100.71  150.99  203.87  316.64
 MFS(R) New Discovery Series -- Service Class
  Shares                                             102.30  155.73  211.68  331.78
 MFS(R) Strategic Income Series -- Service Class
  Shares                                             100.81  151.29  204.36  317.59
 MFS(R) Total Return Series -- Service Class Shares  100.61  150.70  203.38  315.68
 MFS(R) Utilities Series -- Service Class Shares     101.01  151.88  205.34  319.50
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares                                     97.41  141.15  187.55  284.58
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                              97.81  142.35  189.54  288.52
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                     98.11  143.25  191.03  291.47
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                    101.20  152.48  206.32  321.40
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                              98.31  143.85  192.03  293.43
 High Yield Portfolio -- (formerly, High Yield Bond
  Portfolio) Administrative Class Shares              96.81  139.35  184.55  278.62
 Long-Term U.S. Government Bond Portfolio --
   (formerly, Long-Term U.S. Government Bond
  Portfolio) Administrative Class Shares              95.81  136.34  179.54  268.61
 Total Return Portfolio -- (formerly, Total Return
  Bond Portfolio) Administrative Class Shares         95.81  136.34  179.54  268.61
Rydex Variable Trust
 OTC Fund                                            103.79  160.15  218.95  345.73
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                              99.91  148.62  199.94  308.97
 SVS Dreman High Return Equity Portfolio -- Class B
  Shares                                             100.01  148.91  200.43  309.93
 SVS Dreman Small Cap Value Portfolio -- Class B
  Shares                                              99.71  148.02  198.95  307.04
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares                99.91  148.62  199.94    0.00
 Emerging Growth Portfolio -- Class II Shares         99.41  147.13  197.47    0.00
------------------------------------------------------------------------------------

Example 4 reflects expenses for the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or you do not surrender* and assumes each Annuitant is age 70 or younger at issue.

                                                 With Enhanced Payment Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $29.40 $90.07  $153.30 $323.29
 AIM V.I. Blue Chip Fund -- Series I Shares      29.90  91.55   155.74  328.02
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         25.81  79.35   135.54  288.52

 * surrender includes annuitization over a period of less than 5 years

                                                 With Enhanced Payment Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I Shares        $26.11 $80.25  $137.03 $291.47
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         25.81  79.35   135.54  288.52
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          26.51  81.44   139.02  295.39
 Premier Growth Portfolio -- Class B             30.20  92.43   157.20  330.84
 Quasar Portfolio -- Class B                     29.30  89.77   152.81  322.35
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              24.31  74.85   128.05  273.63
 VP International Fund -- Class I                29.90  91.55   155.74  328.02
 VP Ultra Fund -- Class I                        27.31  83.83   142.98  303.18
 VP Value Fund -- Class I                        27.01  82.94   141.50  300.27
Dreyfus
 Dreyfus Investments Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            37.24 113.18   191.11  394.96
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio --Initial Shares                     26.21  80.55   137.53  292.45
 Dreyfus Variable Investment Fund-Money Market
  Portfolio                                      23.11  71.23   122.01  261.54
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         25.11  77.25   132.05  281.60
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    29.90  91.55   155.74  328.02
 VT Income Fund of Boston                        30.10  92.14   156.71  329.90
 VT Worldwide Health Sciences Fund               54.86 163.77   271.58  536.44
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         25.91  79.65   136.04  289.51
 Federated International Small Company Fund II   33.78 103.01   174.55  363.98
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  25.71  79.05   135.04  287.54
 VIP Growth Portfolio -- Service Class 2         26.61  81.74   139.52  296.37
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        26.71  82.04   140.01  297.34
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        25.71  79.05   135.04  287.54
 VIP III Mid Cap Portfolio -- Service Class 2    26.71  82.04   140.01  297.34
Franklin Templeton Variable Insurance Products
Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                27.61  84.72   144.46  306.08
 Mutual Shares Securities Fund -- Class 2
  Shares                                         27.71  85.02   144.95  307.04
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         28.81  88.29   150.36  317.59
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                27.91  85.62   145.94  308.97
GE Investments Funds, Inc.
 Income Fund                                     22.81  70.33   120.49  258.49
 Mid-Cap Value Equity Fund                       24.11  74.25   127.04  271.63
 Money Market Fund                               21.51  66.39   113.90  245.18
 Premier Growth Equity Fund                      24.01  73.95   126.54  270.62
 S&P 500(R) Index Fund                           21.20  65.48   112.37  242.08
 Small-Cap Value Equity Fund                     26.41  81.14   138.52  294.41
 U.S. Equity Fund                                23.11  71.23   122.01  261.54
 Value Equity Fund                               25.21  77.55   132.55  282.59
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   26.51  81.44   139.02  295.39
 Balanced Portfolio -- Service Shares            26.41  81.14   138.52  294.41
 Capital Appreciation Portfolio -- Service
  Shares                                         26.41  81.14   138.52  294.41
 Global Life Sciences Portfolio -- Service
  Shares                                         28.01  85.91   146.43  309.93

                                                     With Enhanced Payment Benefit
Subaccount Investing In:                            1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------------
 Global Technology Portfolio -- Service Shares      $26.81 $82.34  $140.51 $298.32
 Growth Portfolio -- Service Shares                  26.41  81.14   138.52  294.41
 International Growth Portfolio -- Service Shares    26.91  82.64   141.00  299.29
 Worldwide Growth Portfolio -- Service Shares        26.71  82.04   140.01  297.34
J.P. Morgan Series Trust II
 Bond Portfolio                                      24.81  76.35   130.55  278.62
 International Opportunities Portfolio               29.30  89.77   152.81  322.35
 Mid Cap Value Portfolio                             27.31  83.83   142.98  303.18
 Small Company Portfolio                             28.81  88.29   150.36  317.59
 U.S. Disciplined Equity Portfolio                   25.81  79.35   135.54  288.52
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                       28.81  88.29   150.36  317.59
 MFS(R) Investors Trust Series -- Service Class
  Shares                                             28.71  87.99   149.87  316.64
 MFS(R) New Discovery Series -- Service Class
  Shares                                             30.30  92.73   157.68  331.78
 MFS(R) Strategic Income Series -- Service Class
  Shares                                             28.81  88.29   150.36  317.59
 MFS(R) Total Return Series -- Service Class Shares  28.61  87.70   149.38  315.68
 MFS(R) Utilities Series -- Service Class Shares     29.01  88.88   151.34  319.50
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares                                    25.41  78.15   133.55  284.58
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                             25.81  79.35   135.54  288.52
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                    26.11  80.25   137.03  291.47
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                    29.20  89.48   152.32  321.40
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                             26.31  80.85   138.03  293.43
 High Yield Portfolio -- (formerly, High Yield Bond
  Portfolio) Administrative Class Shares             24.81  76.35   130.55  278.62
 Long-Term U.S. Government Portfolio -- (formerly,
  Long-Term U.S. Government Bond Portfolio)
  Administrative Class Shares                        23.81  73.34   125.54  268.61
 Total Return Portfolio -- (formerly, Total Return
  Bond Portfolio) Administrative Class Shares        23.81  73.34   125.54  268.61
Rydex Variable Trust
 OTC Fund                                            31.79  97.15   164.95  345.73
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                             27.91  85.62   145.94  308.97
 SVS Dreman High Return Equity Portfolio -- Class B
  Shares                                             28.01  85.91   146.43  309.93
 SVS Dreman Small Cap Value Portfolio -- Class B
  Shares                                             27.71  85.02   144.95  307.04
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares               27.91  85.62   145.94  308.97
 Emerging Growth Portfolio -- Class II Shares        27.41  84.13   143.47  304.15
-----------------------------------------------------------------------------------

Example 5 reflects expenses without the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.


                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $83.90 $145.55 $200.74 $328.02
 AIM V.I. Blue Chip Fund -- Series I Shares      84.40  147.03  203.17  332.71
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         80.31  134.85  183.03  293.43
 AIM V.I. Growth Fund -- Series I Shares         80.61  135.74  184.52  296.37
 AIM V.I. Premier Equity -- Series I Shares
  (formerly, AIM V.I. Value Fund)                80.31  134.85  183.03  293.43
Alliance Variable Product Series Fund, Inc,
 Growth and Income Portfolio -- Class B          81.01  136.94  186.50  300.27
 Premier Growth Portfolio -- Class B             84.70  147.91  204.63  335.52
 Quasar Portfolio -- Class B                     83.80  145.25  200.25  327.07
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              78.81  130.35  175.55  278.62
 VP International Fund -- Class I                84.40  147.03  203.17  332.71
 VP Ultra Fund -- Class I                        81.81  139.32  190.45  308.01
 VP Value Fund -- Class I                        81.51  138.43  188.97  305.11
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            91.73  168.62  238.45  399.29
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio --Initial Shares                     80.71  136.04  185.01  297.34
 Dreyfus Variable Investment Fund-Money Market
  Portfolio                                      77.61  126.74  169.53  266.60
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         79.61  132.75  179.55  286.55
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    84.40  147.03  203.17  332.71
 VT Income Fund of Boston                        84.60  147.62  204.14  334.59
 VT Worldwide Health Sciences Fund              109.35  219.13  318.71  539.97
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         80.41  135.14  183.52  294.41
 Federated International Small Company Fund II   88.27  158.47  221.93  368.48
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  80.21  134.55  182.53  292.45
 VIP Growth Portfolio -- Service Class 2         81.11  137.23  186.99  301.24
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        81.21  137.53  187.49  302.21
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        80.21  134.55  182.53  292.45
 VIP III Mid Cap Portfolio -- Service Class 2    81.21  137.53  187.49  302.21
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                82.11  140.21  191.92  310.89
 Mutual Shares Securities Fund -- Class 2
  Shares                                         82.21  140.51  192.41  311.86
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         83.30  143.77  197.81  322.35
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                82.41  141.10  193.40  313.77


 * surrender includes annuitization over a period of less than 5 years

                                                       Without Enhanced Payment
                                                                Benefit
Subaccount Investing In:                            1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Income Fund                                        $77.31 $125.84 $168.02 $263.57
 Mid-Cap Value Equity Fund                           78.61  129.75  174.55  276.63
 Money Market Fund                                   76.01  121.91  161.44  250.32
 Premier Growth Equity Fund                          78.51  129.45  174.05  275.63
 S&P 500(R) Index Fund                               75.71  121.00  159.92  247.24
 Small-Cap Value Equity Fund                         80.91  136.64  186.00  299.29
 U.S. Equity Fund                                    77.61  126.74  169.53  266.60
 Value Equity Fund                                   79.71  133.05  180.04  287.54
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares       81.01  136.94  186.50  300.27
 Balanced Portfolio -- Service Shares                80.91  136.64  186.00  299.29
 Capital Appreciation Portfolio -- Service Shares    80.91  136.64  186.00  299.29
 Global Life Sciences Portfolio -- Service Shares    82.51  141.40  193.89  314.73
 Global Technology Portfolio -- Service Shares       81.31  137.83  187.98  303.18
 Growth Portfolio -- Service Shares                  80.91  136.64  186.00  299.29
 International Growth Portfolio -- Service Shares    81.41  138.13  188.47  304.15
 Worldwide Growth Portfolio -- Service Shares        81.21  137.53  187.49  302.21
J.P. Morgan Series Trust II
 Bond Portfolio                                      79.31  131.85  178.05  283.59
 International Opportunities Portfolio               83.80  145.25  200.25  327.07
 Mid Cap Value Portfolio                             81.81  139.32  190.45  308.01
 Small Company Portfolio                             83.30  143.77  197.81  322.35
 U.S. Disciplined Equity Portfolio                   80.31  134.85  183.03  293.43
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                       83.30  143.77  197.81  322.35
 MFS(R) Investors Trust Series -- Service Class
  Shares                                             83.20  143.38  197.32  321.40
 MFS(R) New Discovery Series -- Service Class
  Shares                                             84.80  148.21  205.11  336.45
 MFS(R) Strategic Income Series -- Service Class
  Shares                                             83.30  143.77  197.81  322.35
 MFS(R) Total Return Series -- Service Class Shares  83.11  143.18  196.83  320.45
 MFS(R) Utilities Series -- Service Class Shares     83.50  144.36  198.78  324.24
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares                                    79.91  133.65  181.04  289.51
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                             80.31  134.85  183.03  293.43
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                    80.61  135.74  184.52  296.37
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                    83.70  144.96  199.76  326.13
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                             80.81  136.34  185.51  298.32
 High Yield Portfolio -- (formerly, High Yield Bond
  Portfolio) Administrative Class Shares             79.31  131.85  178.05  283.59
 Long-Term U.S. Government Portfolio -- (formerly,
  Long-Term U.S. Government Bond Portfolio)
  Administrative Class Shares                        78.31  128.85  173.05  273.63
 Total Return Portfolio -- (formerly, Total Return
  Bond Portfolio) Administrative Class Shares        78.31  128.85  173.05  273.63
Rydex Variable Trust
 OTC Fund                                            86.29  152.62  212.36  350.33

                                                    Without Enhanced Payment
                                                             Benefit
Subaccount Investing In:                         1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                         $82.41 $141.10 $193.40 $313.77
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                                 82.51  141.40  193.89  314.73
 SVS Dreman Small Cap Value Portfolio -- Class B
  Shares                                          82.21  140.51  192.41  311.86
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares            82.41  141.10  193.40    0.00
 Emerging Growth Portfolio -- Class II Shares     81.91  139.62  190.94    0.00
--------------------------------------------------------------------------------

Example 6 reflects expenses without the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue.

                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $29.90 $ 91.55 $155.74 $328.02
 AIM V.I. Blue Chip Fund -- Series I Shares      30.40   93.03  158.17  332.71
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         26.31   80.85  138.03  293.43
 AIM V.I. Growth Fund -- Series I Shares         26.61   81.74  139.52  296.37
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         26.31   80.85  138.03  293.43
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          27.01   82.94  141.50  300.27
 Premier Growth Portfolio -- Class B             30.70   93.91  159.63  335.52
 Quasar Portfolio -- Class B                     29.80   91.25  155.25  327.07
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              24.81   76.35  130.55  278.62
 VP International Fund -- Class I                30.40   93.03  158.17  332.71
 VP Ultra Fund -- Class I                        27.81   85.32  145.45  308.01
 VP Value Fund -- Class I                        27.51   84.43  143.97  305.11
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            37.73  114.62  193.45  399.29
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio --Initial Shares                     26.71   82.04  140.01  297.34
 Dreyfus Variable Investment Fund-Money Market
  Portfolio                                      23.61   72.74  124.53  266.60
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         25.61   78.75  134.55  286.55
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    30.40   93.03  158.17  332.71
 VT Income Fund of Boston                        30.60   93.62  159.14  334.59
 VT Worldwide Health Sciences Fund               55.35  165.13  273.71  539.97
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         26.41   81.14  138.52  294.41
 Federated International Small Company Fund II   34.27  104.47  176.93  368.48
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  26.21   80.55  137.53  292.45
 VIP Growth Portfolio -- Service Class 2         27.11   83.23  141.99  301.24
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        27.21   83.53  142.49  302.21


 * surrender includes annuitization over a period of less than 5 years

                                                   Without Enhanced Payment
                                                            Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                       $26.21 $80.55  $137.53 $292.45
 VIP III Mid Cap Portfolio -- Service Class 2    27.21  83.53   142.49  302.21
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                28.11  86.21   146.92  310.89
 Mutual Shares Securities Fund -- Class 2
  Shares                                         28.21  86.51   147.41  311.86
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         29.30  89.77   152.81  322.35
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                28.41  87.10   148.40  313.77
GE Investments Funds, Inc.
 Income Fund                                     23.31  71.84   123.02  263.57
 Mid-Cap Value Equity Fund                       24.61  75.75   129.55  276.63
 Money Market Fund                               22.01  67.91   116.44  250.32
 Premier Growth Equity Fund                      24.51  75.45   129.05  275.63
 S&P 500(R) Index Fund                           21.71  67.00   114.92  247.24
 Small-Cap Value Equity Fund                     26.91  82.64   141.00  299.29
 U.S. Equity Fund                                23.61  72.74   124.53  266.60
 Value Equity Fund                               25.71  79.05   135.04  287.54
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   27.01  82.94   141.50  300.27
 Balanced Portfolio -- Service Shares            26.91  82.64   141.00  299.29
 Capital Appreciation Portfolio -- Service
  Shares                                         26.91  82.64   141.00  299.29
 Global Life Sciences Portfolio -- Service
  Shares                                         28.51  87.40   148.89  314.73
 Global Technology Portfolio -- Service Shares   27.31  83.83   142.98  303.18
 Growth Portfolio -- Service Shares              26.91  82.64   141.00  299.29
 International Growth Portfolio -- Service
  Shares                                         27.41  84.13   143.47  304.15
 Worldwide Growth Portfolio -- Service Shares    27.21  83.53   142.49  302.21
J.P. Morgan Series Trust II
 Bond Portfolio                                  25.31  77.85   133.05  283.59
 International Opportunities Portfolio           29.80  91.25   155.25  327.07
 Mid Cap Value Portfolio                         27.81  85.32   145.45  308.01
 Small Company Portfolio                         29.30  89.77   152.81  322.35
 U.S. Disciplined Equity Portfolio               26.31  80.85   138.03  293.43
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          29.30  89.77   152.81  322.35
 MFS(R) Investors Trust Series -- Service Class
  Shares                                         29.20  89.48   152.32  321.40
 MFS(R) New Discovery Series -- Service Class
  Shares                                         30.80  94.21   160.11  336.45
 MFS(R) Strategic Income Series -- Service
  Class Shares                                   29.30  89.77   152.81  322.35
 MFS(R) Total Return Series -- Service Class
  Shares                                         29.11  89.18   151.83  320.45
 MFS(R) Utilities Series -- Service Class
  Shares                                         29.50  90.36   153.78  324.24
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares                                25.91  79.65   136.04  289.51
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                26.31  80.85   138.03  293.43
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      26.61  81.74   139.52  296.37
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                29.70  90.96   154.76  326.13
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                         26.81  82.34   140.51  298.32
 High Yield Portfolio -- (formerly, High Yield
  Bond Portfolio) Administrative Class Shares    25.31  77.85   133.05  283.59

                                               Without Enhanced Payment Benefit
Subaccount Investing In:                       1  Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio --
   (formerly, Long-Term U.S. Government Bond
  Portfolio) Administrative Class Shares       $24.31  $74.85  $128.05 $273.63
 Total Return Portfolio -- (formerly, Total
  Return Bond Portfolio) Administrative Class
  Shares                                        24.31   74.85   128.05  273.63
Rydex Variable Trust
 OTC Fund                                       32.29   98.62   167.36  350.33
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class
  B Shares                                      28.41   87.10   148.40  313.77
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                               28.51   87.40   148.89  314.73
 SVS Dreman Small Cap Value Portfolio -- Class
  B Shares                                      28.21   86.51   147.41  311.86
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares          28.41   87.10   148.40  313.77
 Emerging Growth Portfolio -- Class II Shares   27.91   85.62   145.94  308.97
-------------------------------------------------------------------------------

Example 7 reflects expenses with the Enhanced Payment Benefit, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.

                                                With Enhanced Payment Benefit
Subaccount Investing In:                       1  Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                       $103.39 $158.97 $217.02 $342.03
 AIM V.I. Blue Chip Fund -- Series I Shares     103.89  160.44  219.43  346.65
 AIM V.I. Capital Appreciation Fund -- Series
  I Shares                                       99.81  148.32  199.45  308.01
 AIM V.I. Growth Fund -- Series I Shares        100.11  149.21  200.92  310.89
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         99.81  148.32  199.45  308.01
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B         100.51  150.40  202.89  314.73
 Premier Growth Portfolio -- Class B            104.19  161.32  220.88  349.41
 Quasar Portfolio -- Class B                    103.29  158.68  216.53  341.10
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              98.31  143.85  192.03  293.43
 VP International Fund -- Class I               103.89  160.44  219.43  346.65
 VP Ultra Fund -- Class I                       101.30  152.77  206.81  322.35
 VP Value Fund -- Class I                       101.01  151.88  205.34  319.50
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares           111.21  181.94  254.43  412.14
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                   100.21  149.51  201.41  311.86
 Dreyfus Variable Investment Fund-Money Market
  Portfolio                                      97.11  140.25  186.05  281.60
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         99.11  146.23  195.99  301.24
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                   103.89  160.44  219.43  346.65
 VT Income Fund of Boston                       104.09  161.03  220.39  348.49
 VT Worldwide Health Sciences Fund              128.80  232.21  334.05  550.44
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         99.91  148.62  199.94  308.97
 Federated International Small Company Fund II  107.76  171.84  238.05  381.83


 * surrender includes annuitization over a period of less than 5 years

                                                 With Enhanced Payment Benefit
Subaccount Investing In:                        1  Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class
  2                                             $ 99.71 $148.02 $198.95 $307.04
 VIP Growth Portfolio -- Service Class 2         100.61  150.70  203.38  315.68
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        100.71  150.99  203.87  316.64
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                         99.71  148.02  198.95  307.04
 VIP III Mid Cap Portfolio -- Service Class 2    100.71  150.99  203.87  316.64
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                101.60  153.66  208.27  325.19
 Mutual Shares Securities Fund -- Class 2
  Shares                                         101.70  153.96  208.76  326.13
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         102.80  157.21  214.11  336.45
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                101.90  154.55  209.74  328.02
GE Investments Funds, Inc.
 Income Fund                                      96.81  139.35  184.55  278.62
 Mid-Cap Value Equity Fund                        98.11  143.25  191.03  291.47
 Money Market Fund                                95.51  135.44  178.03  265.59
 Premier Growth Equity Fund                       98.01  142.95  190.54  290.49
 S&P 500(R) Index Fund                            95.21  134.53  176.51  262.55
 Small-Cap Value Equity Fund                     100.41  150.10  202.40  313.77
 U.S. Equity Fund                                 97.11  140.25  186.05  281.60
 Value Equity Fund                                99.21  146.53  196.49  302.21
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   100.51  150.40  202.89  314.73
 Balanced Portfolio -- Service Shares            100.41  150.10  202.40  313.77
 Capital Appreciation Portfolio -- Service
  Shares                                         100.41  150.10  202.40  313.77
 Global Life Sciences Portfolio -- Service
  Shares                                         102.00  154.84  210.22  328.96
 Global Technology Portfolio -- Service Shares   100.81  151.29  204.36  317.59
 Growth Portfolio -- Service Shares              100.41  150.10  202.40  313.77
 International Growth Portfolio -- Service
  Shares                                         100.91  151.59  204.85  318.55
 Worldwide Growth Portfolio -- Service Shares    100.71  150.99  203.87  316.64
J.P. Morgan Series Trust II
 Bond Portfolio                                   98.81  145.34  194.51  298.32
 International Opportunities Portfolio           103.29  158.68  216.53  341.10
 Mid Cap Value Portfolio                         101.30  152.77  206.81  322.35
 Small Company Portfolio                         102.80  157.21  214.11  336.45
 U.S. Disciplined Equity Portfolio                99.81  148.32  199.45  308.01
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          102.80  157.21  214.11  336.45
 MFS(R) Investors Trust Series -- Service
  Class Shares                                   102.70  156.91  213.63  335.52
 MFS(R) New Discovery Series -- Service Class
  Shares                                         104.29  161.62  221.36  350.33
 MFS(R) Strategic Income Series -- Service
  Class Shares                                   102.80  157.21  214.11  336.45
 MFS(R) Total Return Series -- Service Class
  Shares                                         102.60  156.62  213.14  334.59
 MFS(R) Utilities Series -- Service Class
  Shares                                         103.00  157.79  215.08  338.32
Oppenheimer Variable Account Funds
 Oppenheiimer Capital Appreciation Fund/VA --
   Service Shares                                 99.41  147.13  197.47  304.15
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                 99.81  148.32  199.45  308.01
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      100.11  149.21  200.92  310.89
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                103.20  158.38  216.05  340.18

                                                With Enhanced Payment Benefit
Subaccount Investing In:                       1 Year  3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                 $100.31 $149.81 $201.91 $312.81
 High Yield Portfolio -- (formerly, High Yield
  Bond Portfolio) Administrative Class Shares    98.81  145.34  194.51  298.32
 Long-Term U.S. Government Portfolio --
   (formerly, Long-Term U.S. Government Bond
  Portfolio) Administrative Class Shares         97.81  142.35  189.54  288.52
 Total Return Portfolio -- (formerly, Total
  Return Bond Portfolio) Administrative Class
  Shares                                         97.81  142.35  189.54  288.52
Rydex Variable Trust
 OTC Fund                                       105.78  166.01  228.55  363.98
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class
  B Shares                                      101.90  154.55  209.74  328.02
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                               102.00  154.84  210.22  328.96
 SVS Dreman Small Cap Value Portfolio -- Class
  B Shares                                      101.70  153.96  208.76  326.13
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares          101.90  154.55  209.74    0.00
 Emerging Growth Portfolio -- Class II Shares   101.40  153.07  207.30    0.00
-------------------------------------------------------------------------------

Example 8 reflects expenses with the Enhanced Payment Benefit, assumes you annuitize at the end of the applicable period, or do not surrender and assumes either Annuitant is over age 70 at issue.

                                                 With Enhanced Payment Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $31.39 $ 95.97 $163.02 $342.03
 AIM V.I. Blue Chip Fund -- Series I Shares      31.89   97.44  165.43  346.65
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         27.81   85.32  145.45  308.01
 AIM V.I. Growth Fund -- Series I Shares         28.11   86.21  146.92  310.89
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)         27.81   85.32  145.45  308.01
Alliance Variable Product Series Fund, Inc.
 Growth and Income Portfolio -- Class B          28.51   87.40  148.89  314.73
 Premier Growth Portfolio -- Class B             32.19   98.32  166.88  349.41
 Quasar Portfolio -- Class B                     31.29   95.68  162.53  341.10
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              26.31   80.85  138.03  293.43
 VP International Fund -- Class I                31.89   97.44  165.43  346.65
 VP Ultra Fund -- Class I                        29.30   89.77  152.81  322.35
 VP Value Fund -- Class I                        29.01   88.88  151.34  319.50
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            39.21  118.94  200.43  412.14
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio --Initial Shares                     28.21   86.51  147.41  311.86
 Dreyfus Variable Investment Fund-Money Market
  Portfolio                                      25.11   77.25  132.05  281.60
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         27.11   83.23  141.99  301.24
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    31.89   97.44  165.43  346.65
 VT Income Fund of Boston                        32.09   98.03  166.39  348.49
 VT Worldwide Health Sciences Fund               56.80  169.21  280.05  550.44


 * surrender includes annuitization over a period of less than 5 years

                                                 With Enhanced Payment Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                        $27.91 $85.62  $145.94 $308.97
 Federated International Small Company Fund II   35.76 108.84   184.05  381.83
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  27.71  85.02   144.95  307.04
 VIP Growth Portfolio -- Service Class 2         28.61  87.70   149.38  315.68
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        28.71  87.99   149.87  316.64
Fidelity Variable Insurance Products Fund III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        27.71  85.02   144.95  307.04
 VIP III Mid Cap Portfolio -- Service Class 2    28.71  87.99   149.87  316.64
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                29.60  90.66   154.27  325.19
 Mutual Shares Securities Fund -- Class 2
  Shares                                         29.70  90.96   154.76  326.13
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         30.80  94.21   160.11  336.45
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                29.90  91.55   155.74  328.02
GE Investments Funds, Inc.
 Income Fund                                     24.81  76.35   130.55  278.62
 Mid-Cap Value Equity Fund                       26.11  80.25   137.03  291.47
 Money Market Fund                               23.51  72.44   124.03  265.59
 Premier Growth Equity Fund                      26.01  79.95   136.54  290.49
 S&P 500(R) Index Fund                           23.21  71.53   122.51  262.55
 Small-Cap Value Equity Fund                     28.41  87.10   148.40  313.77
 U.S. Equity Fund                                25.11  77.25   132.05  281.60
 Value Equity Fund                               27.21  83.53   142.49  302.21
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   28.51  87.40   148.89  314.73
 Balanced Portfolio -- Service Shares            28.41  87.10   148.40  313.77
 Capital Appreciation Portfolio -- Service
  Shares                                         28.41  87.10   148.40  313.77
 Global Life Sciences Portfolio -- Service
  Shares                                         30.00  91.84   156.22  328.96
 Global Technology Portfolio -- Service Shares   28.81  88.29   150.36  317.59
 Growth Portfolio -- Service Shares              28.41  87.10   148.40  313.77
 International Growth Portfolio -- Service
  Shares                                         28.91  88.59   150.85  318.55
 Worldwide Growth Portfolio -- Service Shares    28.71  87.99   149.87  316.64
J.P. Morgan Series Trust II
 Bond Portfolio                                  26.81  82.34   140.51  298.32
 International Opportunities Portfolio           31.29  95.68   162.53  341.10
 Mid Cap Value Portfolio                         29.30  89.77   152.81  322.35
 Small Company Portfolio                         30.80  94.21   160.11  336.45
 U.S. Disciplined Equity Portfolio               27.81  85.32   145.45  308.01
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          30.80  94.21   160.11  336.45
 MFS(R) Investors Trust Series -- Service Class
  Shares                                         30.70  93.91   159.63  335.52
 MFS(R) New Discovery Series -- Service Class
  Shares                                         32.29  98.62   167.36  350.33
 MFS(R) Strategic Income Series -- Service
  Class Shares                                   30.80  94.21   160.11  336.45
 MFS(R) Total Return Series -- Service Class
  Shares                                         30.60  93.62   159.14  334.59
 MFS(R) Utilities Series -- Service Class
  Shares                                         31.00  94.79   161.08  338.32
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares                                27.41  84.13   143.47  304.15
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                27.81  85.32   145.45  308.01
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      28.11  86.21   146.92  310.89
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Class Shares                          31.20  95.38   162.05  340.18

                                                 With Enhanced Payment Benefit
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                        $28.31 $ 86.81 $147.91 $312.81
 High Yield Portfolio -- Administrative Class
  Shares (formerly, High Yield Bond Portfolio)   26.81   82.34  140.51  298.32
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares (formerly, Long-
  Term U.S. Government Bond Portfolio)           25.81   79.35  135.54  288.52
 Total Return Portfolio -- Administrative Class
  Shares (formerly, Total Return Bond
  Portfolio)                                     25.81   79.35  135.54  288.52
Rydex Variable Trust
 OTC Fund                                        33.78  103.01  174.55  363.98
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                         29.90   91.55  155.74  328.02
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                                30.00   91.84  156.22  328.96
 SVS Dreman Small Cap Value Portfolio -- Class
  B Shares                                       29.70   90.96  154.76  326.13
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares           29.90   91.55  155.74  328.02
 Emerging Growth Portfolio -- Class II Shares    29.40   90.07  153.30  323.29
-------------------------------------------------------------------------------

The Funds supplied all of the figures provided under the heading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

Synopsis

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, while you are paying in, you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract) we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose variable income payments we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See "The Contract" provision in this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What is the Enhanced Payment Benefit? When you apply for the contract, you may elect the enhanced payment benefit. Once you elect the benefit, you cannot cancel it. If you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. There are charges for this benefit. See the "Charges and Other Deductions" and the "Enhanced Payment Benefit" provisions.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. See "The Separate Account -- Subaccounts" provision.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

What charges are associated with this contract? Should you withdraw Contract Value before your purchase payments have been in your contract for six years and you have not elected the Enhanced Payment Benefit, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the contract. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant was older than age 70 at issue). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is due. We also charge for the optional Enhanced Payment Benefit. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If a premium tax applies to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

If you elect the enhanced payment benefit we will assess an asset based charge at an effective annual rate of 0.15% against the daily net asset value of your Contract Value in the Separate Account. In addition, should you withdraw Contract Value before your purchase payments have been in your contract for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the contract.

There are also expenses associated with the portfolios. These include management fees and other expenses associated with the daily operation of each portfolio as well as 12b-1 fees, if applicable. See the "Portfolio Annual Expenses" provisions of this prospectus. These expenses are more fully described in the prospectus for each portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision of this prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if an Annuitant dies before the Annuity Commencement Date?
Before the Annuity Commencement Date, if any Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole Owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer Contract Value among portfolios and to and from the Guarantee Account? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See "The Contract --
 Transfers Before the Annuity Commencement Date" and the "Income Payments -- Transfers After the Annuity Commencement Date" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to withholding. See the "Federal Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, or to your agent, and have us cancel the contract within ten days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

  (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provison of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract.

When are my allocations effective? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the portfolios you choose.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                                              Accumulation Accumulation  No. of
                                              Unit Values  Unit Values   Units
                                                 as of        as of      as of
Funds                                           1/02/02      12/31/01   12/31/01
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                               $ 8.93       $ 8.92      4,333
 AIM V.I. Growth Fund -- Series I Shares           8.75         8.75      4,761
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)           9.06         9.06     14,343
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B            9.30         9.29     32,844
 Premier Growth Portfolio -- Class B               8.87         8.85     20,916
 Quasar Portfolio -- Class B                       9.31         9.39        386
Dreyfus
 Dreyfus Investment Portfolios Emerging
  Markets Portfolio -- Initial Shares              9.85         9.82        245
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares                     8.70         8.63      1,048
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                                  9.64         9.59      2,238
 Federated International Small Company Fund
  II                                               7.90         7.83         30
Fidelity Variable Insurance Product ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                          9.25         9.24     16,406
 VIP Growth Portfolio -- Service Class 2           8.94         8.89      6,389
Fidelity Variable Insurance Products Fund II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                          9.38         9.44      3,048
Fidelity Variable Insurance Products Fund
III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                                 9.56         9.49      4,205
 VIP III Mid Cap Portfolio -- Service Class
  2                                               10.13        10.21      9,631
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                         9.51         9.54      9,068
 Money Market Fund                                 1.01         1.01    108,666
 Premier Growth Equity Fund                        9.34         9.31      2,290
 S&P 500(R) Index Fund                             9.22         9.17     24,366
 Small-Cap Value Equity Fund                      10.64        10.74      9,466
 U.S. Equity Fund                                  9.26         9.24      2,014
 Value Equity Fund                                 9.19         9.17      2,533
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                           7.83         7.87      4,528
 Balanced Portfolio -- Service Shares              9.69         9.72     33,503
 Capital Appreciation Portfolio -- Service
  Shares                                           8.58         8.58      3,985
 Global Life Sciences Portfolio -- Service
  Shares                                          10.07        10.19      1,137
 Global Technology Portfolio -- Service
  Shares                                           8.01         7.93      2,389
 Growth Portfolio -- Service Shares                8.13         8.11      4,940
 International Growth Portfolio -- Service
  Shares                                           8.54         8.55      1,742
 Worldwide Growth Portfolio -- Service
  Shares                                           8.52         8.54      2,421
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                            8.67         8.68      2,249
 MFS(R) Investors Trust Series -- Service
  Class Shares                                     9.02         9.00      2,238
 MFS(R) New Discovery Series -- Service
  Class Shares                                     9.72         9.70        428
 MFS(R) Utilities Series -- Service Class
  Shares                                           7.95         7.91      4,890
Oppenheimer Variable Account Funds
 Global Securities Fund/VA -- Service Shares       9.38         9.41      3,283
 Main Street Growth & Income Fund/VA --
   Service Shares                                  9.23         9.21     12,321
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                    10.38        10.35      1,017

                                             Accumulation Accumulation  No. of
                                             Unit Values  Unit Values   Units
                                                as of        as of      as of
Funds                                          1/02/02      12/31/01   12/31/01
-------------------------------------------------------------------------------
 High Yield Portfolio -- (formerly, High
  Yield Bond Portfolio) Administrative Class
  Shares                                        $10.03       $10.04      5,392
 Long-Term U.S. Government Portfolio --
   (formerly, Long-Term U.S. Government Bond
  Portfolio) Administrative Class Shares         10.51        10.67     12,309
 Total Return Portfolio -- (formerly, Total
  Return Bond Portfolio) Administrative
  Class Shares                                   10.52        10.56     13,530
Rydex Variable Trust
 OTC Fund                                         8.76         8.59        308
-------------------------------------------------------------------------------

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore no Condensed Financial Information is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund --
 Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust --
 VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II --
 International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable
Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no standardized performance information is available.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the portfolios, the portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract (including the mortality and expense risk charge, the administrative expense charge, and the annual contract charge. Surrender charges and the charge for the optional enhanced payment benefit will be reflected, if applicable.) Premium taxes are not reflected in any of the calculations, but may apply. See the Appendix and the Statement of Additional Information for more information.

Financial Statements

The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We are ultimately an indirect subsidiary of General Electric Capital Corporation ("GE Capital"), a New York corporation that is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital is owned by General Electric Capital Services, Inc. which is in turn owned by General Electric Company.

We are licensed solely in New York and Delaware and specialize in writing individual fixed-rate deferred annuities, fixed payout immediate annuities, variable life insurance, and variable deferred annuities.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

The Separate Account currently has multiple Subaccounts available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net purchase payments in accordance with your instructions among up to 10 of the Subaccounts available under the contract.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount in which to allocate your net purchase payments and assets, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee

American Century Variable Products, Inc.
any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time.


                                                           Adviser (and Sub-
                                                            Adviser(s), as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive        Seeks to achieve long-term     A I M Advisors,
Growth Fund -- Series I    growth of capital.             Inc.
Shares
----------------------------------------------------------------------------
AIM V.I. Blue Chip         Seeks long-term growth of      A I M Advisors,
Fund --  Series I Shares   capital with a secondary       Inc.
                           objective of current income
----------------------------------------------------------------------------
AIM V.I. Capital           Seeks growth of capital.       A I M Advisors,
Appreciation Fund --                                      Inc.
 Series I Shares
----------------------------------------------------------------------------
AIM V.I. Growth Fund --    Seeks growth of capital.       A I M Advisors,
 Series I Shares                                          Inc.
----------------------------------------------------------------------------
AIM V.I. Premier Equity    Seeks to achieve long-term     A I M Advisors,
Fund (formerly, AIM V.I.   growth of capital. Income is a Inc.
Value Fund) --Series I     secondary objective.
Shares
----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income          Seeks reasonable current       Alliance Capital
Portfolio --Class B        income and reasonable          Management, L.P.
                           opportunity for appreciation
                           through investments primarily
                           in dividend-paying common
                           stocks of good quality. The
                           portfolio may also invest in
                           fixed-income securities and
                           convertible securities.
----------------------------------------------------------------------------
Premier Growth             Seeks growth of capital by     Alliance Capital
Portfolio --Class B        investing predominantly in the Management, L.P.
                           equity securities of a limited
                           number of large, carefully
                           selected, high quality U.S.
                           companies judged likely to
                           achieve superior earnings.
----------------------------------------------------------------------------
Quasar Portfolio -- Class  Seeks growth of capital by     Alliance Capital
B                          pursuing aggressive investment Management, L.P.
                           policies. This portfolio
                           invests based upon the
                           potential for capital
                           appreciation and only
                           incidentally for current
                           income. The investment
                           policies are aggressive.
----------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PRODUCTS, INC.

VP Income & Growth         Seeks capital growth by        American Century
Fund --Class I             investing in common stocks.    Investment
                           Income is a secondary          Management, Inc.
                           objective.
----------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                            Adviser(s), as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
VP International Fund --   Seeks capital growth.          American Century
 Class I                                                  Investment
                                                          Management, Inc.
----------------------------------------------------------------------------
VP Ultra Fund -- Class I   Seeks long-term capital        American Century
                           growth.                        Investment
                                                          Management, Inc.
----------------------------------------------------------------------------
VP Value Fund -- Class I   Seeks long-term capital        American Century
                           growth. Income is a secondary  Investment
                           objective.                     Management, Inc.
----------------------------------------------------------------------------
DREYFUS

Dreyfus Investment         A non-diversified/1/ portfolio The Dreyfus
Portfolios --Emerging      seeking long-term capital      Corporation
Markets Portfolio --       growth by typically investing
Initial Shares             at least 80% of its assets in
                           the stocks of companies
                           organized, or with a majority
                           of its assets or business, in
                           emerging market countries.
----------------------------------------------------------------------------
Dreyfus Investments        Seeks investment returns       The Dreyfus
Portfolios MidCap Stock    (consisting of capital         Corporation
Portfolio -- Initial       appreciation and income)
Shares                     that are consistently superior
                           to the Standard & Poor's 400
                           MidCap Index.
----------------------------------------------------------------------------
Dreyfus Variable           Seeks as high a level of       The Dreyfus
Investment Fund -- Money   current income as is           Corporation
Market Portfolio           consistent with the
                           preservation of capital by
                           investing in a diversified
                           portfolio of high quality,
                           short-term debt securities.
----------------------------------------------------------------------------
The Dreyfus Socially       Seeks to provide capital       The Dreyfus
Responsible Growth Fund,   growth, with current income as Corporation
Inc. -- Initial Shares     a secondary goal. The
                           portfolio pursues this goal by
                           investing primarily in the
                           common stock of companies that
                           in the opinion of the
                           portfolio's management, meet
                           traditional investment
                           standards and conduct their
                           business in a manner that
                           contributes to the enhancement
                           of the quality of life in
                           America.
----------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST

VT Floating-Rate Income    Seeks to provide a high level  Eaton Vance
Fund                       of current income by investing Management
                           primarily in senior floating
                           rate loans.
----------------------------------------------------------------------------
VT Income Fund of Boston   Seeks to provide as much       Eaton Vance
                           current income as possible by  Management
                           primarily investing in high
                           yield, high risk corporate
                           bonds (commonly referred to as
                           "junk bonds").
----------------------------------------------------------------------------
VT Worldwide Health        Seeks long-term capital growth OrbiMed Advisers,
Sciences Fund              by investing in a global and   Inc.
                           diversified portfolio of
                           health sciences companies.
----------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                          Adviser (and Sub-
                                                           Adviser(s), as
Subaccount Investing In        Investment Objective          applicable)
--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES


Federated High Income     Seeks high current income. The Federated
Bond Fund II -- Service   portfolio seeks to achieve its Investment
Class                     objective by investing         Management Company
                          primarily in a diversified
                          portfolio of professionally
                          managed fixed-income
                          securities. The fixed-income
                          securities in which the
                          portfolio intends to invest
                          are lower-rated corporate debt
                          obligations, commonly referred
                          to as "junk bonds." The risks
                          of these securities and their
                          high yield potential are
                          described in the prospectus
                          for the Federated Insurance
                          Series, which should be read
                          carefully before investing.
--------------------------------------------------------------------------------
Federated International   Seeks to provide long-term     Federated Global
Small Company Fund II     growth of capital. The         Investment
                          portfolio pursues this         Management Corp.
                          objective by investing at
                          least 65% of its assets in
                          equity securities of foreign
                          companies that have a market
                          capitalization at the time of
                          purchase of $1.5 billion or
                          less.
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")


VIP Equity-Income         Seeks reasonable income and    Fidelity Management
Portfolio --              will consider the potential    & Research Company;
Service Class 2           for capital appreciation. The  (subadvised by FMR
                          portfolio also seeks a yield,  Co., Inc.)
                          which exceeds the composite
                          yield on the securities
                          comprising the S&P 500 by
                          investing primarily in income-
                          producing equity securities
                          and by investing in domestic
                          and foreign issuers.
--------------------------------------------------------------------------------
VIP Growth Portfolio --   Seeks capital appreciation by  Fidelity Management
Service Class 2           investing primarily in common  & Research Company;
                          stocks of companies believed   (subadvised by FMR
                          to have above-average growth   Co., Inc.)
                          potential.
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")


VIP II Contrafund(R)      Seeks long-term capital        Fidelity Management
Portfolio --              appreciation by investing      & Research Company
Service Class 2           mainly in common stocks and in (subadvised by
                          securities of companies whose  Fidelity Management
                          value is believed to have not  & Research (U.K.)
                          been fully recognized by the   Inc., Fidelity
                          public. This portfolio invests Management &
                          in domestic and foreign        Research (Far East)
                          issuers. This portfolio also   Inc. and Fidelity
                          invests in "growth" stocks,    Investments Japan
                          "value" stocks, or both.       Limited; FMR Co.,
                                                         Inc.)
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP "III")

VIP III Growth & Income   Seeks high total return        Fidelity Management
Portfolio -- Service      through a combination of       & Research Company
Class 2                   current income and capital     (subadvised by
                          appreciation by investing a    Fidelity Management
                          majority of assets in common   & Research (U.K.)
                          stocks with a focus on those   Inc., Fidelity
                          that pay current dividends and Management &
                          show potential for capital     Research (Far East)
                          appreciation.                  Inc. and Fidelity
                                                         Investments Japan
                                                         Limited; FMR Co.,
                                                         Inc.)
--------------------------------------------------------------------------------

                                                            Adviser (and Sub-
                                                             Adviser(s), as
Subaccount Investing In          Investment Objective          applicable)
------------------------------------------------------------------------------
VIP III Mid Cap             Seeks long-term growth of      Fidelity Management
Portfolio --                capital by investing primarily & Research Company
Service Class 2             in common stocks and at least  (subadvised by
                            80% of total assets in         Fidelity Management
                            securities of companies with   & Research (U.K.),
                            medium market capitalizations. Inc. and Fidelity
                                                           Management &
                                                           Research Far East
                                                           Inc.)
------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Large Cap Growth   Seeks capital appreciation     Franklin Advisers,
Securities Fund -- Class                                   Inc.
2 Shares
------------------------------------------------------------------------------
Mutual Shares Securities    The principal investment goal  Franklin Mutual
Fund -- Class 2 Shares      is capital appreciation. The   Advisers, LLC
                            secondary goal is income.
------------------------------------------------------------------------------
Templeton Foreign           Seeks long-term capital        Templeton
Securities Fund -- Class    growth.                        Investment Counsel,
2 Shares                                                   LLC; subadvised by
                                                           Franklin Advisers,
                                                           Inc.
------------------------------------------------------------------------------
Templeton Global Asset      Seeks high total return.       Templeton
Allocation Fund -- Class                                   Investment Counsel,
2 Shares                                                   LLC; subadvised by
                                                           Franklin Advisers,
                                                           Inc.
------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Income Fund                 Seeks to provide maximum       GE Asset Management
                            income consistent with prudent Incorporated
                            investment management and
                            preservation of capital by
                            investing primarily in a
                            variety of investment-grade
                            debt securities, such as
                            mortgage-backed securities,
                            corporate bonds. U.S.
                            Government securities, and
                            money market instruments.
------------------------------------------------------------------------------
Mid-Cap Value Equity Fund   Seeks to provide long-term     GE Asset Management
                            growth of capital and future   Incorporated
                            income by investing primarily
                            in equity securities of mid-
                            cap companies that the
                            investment adviser believes
                            are undervalued by the market
                            and have above-average growth
                            potential.
------------------------------------------------------------------------------
Money Market Fund           Seeks to provide a high level  GE Asset Management
                            of current income consistent   Incorporated
                            with the preservation of
                            capital and maintenance of
                            liquidity by investing in
                            various types of U.S. dollar
                            denominated short-term money
                            market instruments.
------------------------------------------------------------------------------
Premier Growth Equity       Seeks to provide long-term     GE Asset Management
Fund                        growth of capital and future   Incorporated
                            income rather than current
                            income by investing primarily
                            in a limited number of equity
                            securities of large and
                            medium-sized companies that
                            have above-average growth
                            histories and/or growth
                            potential.
------------------------------------------------------------------------------
S&P 500(R) Index Fund/2/    Seeks to provide growth of     GE Asset Management
                            capital and accumulation of    Incorporated
                            income that corresponds to the (subadvised by SSgA
                            investment return of the       Funds Management,
                            Standard & Poor's 500          Inc.)
                            Composite Stock Price Index
                            through investment in common
                            stocks comprising that Index.
------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                     Adviser (and Sub-
                                                                      Adviser(s), as
Subaccount Subdivision Investing In       Investment Objective          applicable)
---------------------------------------------------------------------------------------
Small-Cap Value Equity Fund          Seeks to provide long-term     GE Asset Management
                                     growth of capital by investing Incorporated
                                     primarily in a portfolio of    (subadvised by
                                     equity securities of small-    Palisade Capital
                                     capitalization companies       Management, L.L.C.)
                                     traded on U.S. securities
                                     exchanges or in the U.S. over-
                                     the-counter markets. The
                                     portfolio defines a small-cap
                                     company as one with a market
                                     capitalization within the
                                     capitalization range of the
                                     Russell 2000 Index.
---------------------------------------------------------------------------------------
U.S. Equity Fund                     Seeks to provide long-term     GE Asset Management
                                     growth of capital through      Incorporated
                                     investments primarily in
                                     equity securities of U.S.
                                     companies.
---------------------------------------------------------------------------------------
Value Equity Fund                    Seeks to provide long-term     GE Asset Management
                                     growth of capital and future   Incorporated
                                     income by investing primarily
                                     in equity securities of
                                     companies with large sized
                                     market capitalizations that
                                     the investment adviser
                                     considers to be undervalued by
                                     the market.
---------------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth                    A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service                 that seeks long-term growth of Management LLC
Shares                               capital.
---------------------------------------------------------------------------------------
Balanced Portfolio --                Seeks long-term capital        Janus Capital
Service Shares                       growth, consistent with        Management LLC
                                     preservation of capital and
                                     balanced by current income.
---------------------------------------------------------------------------------------
Capital Appreciation                 A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service                 that seeks long-term growth of Management LLC
Shares                               capital.
---------------------------------------------------------------------------------------
Global Life Sciences                 A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service                 that seeks long-term growth of Management LLC
Shares                               capital.
---------------------------------------------------------------------------------------
Global Technology                    A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service                 that seeks long-term growth of Management LLC
Shares                               capital.
---------------------------------------------------------------------------------------
Growth Portfolio --                  Seeks long-term growth of      Janus Capital
Service Shares                       capital in a manner consistent Management LLC
                                     with the preservation of
                                     capital.
---------------------------------------------------------------------------------------
International Growth                 Seeks long-term growth of      Janus Capital
Portfolio -- Service                 capital.                       Management LLC
Shares
---------------------------------------------------------------------------------------
Worldwide Growth                     Seeks long-term growth of      Janus Capital
Portfolio -- Service                 capital in a manner consistent Management LLC
Shares                               with the preservation of
                                     capital.
---------------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
                                                              Adviser(s), as
Subaccount Investing In         Investment Objective            applicable)
------------------------------------------------------------------------------
J.P. MORGAN SERIES TRUST II

Bond Portfolio             The portfolio's goal is to       J.P. Morgan
                           provide high total return        Investment
                           consistent with moderate risk    Management, Inc.,
                           of capital and maintenance of    subsidiary of J.P.
                           liquidity.                       Morgan Chase & Co.
------------------------------------------------------------------------------
International              The portfolio's goal is to       J.P. Morgan
Opportunities Portfolio    provide high total return from   Investment
                           a portfolio of equity            Management, Inc.,
                           securities of foreign            subsidiary of J.P.
                           companies.                       Morgan Chase & Co.
------------------------------------------------------------------------------
Mid Cap Value Portfolio    The portfolio's goal is to       J.P. Morgan
                           seek growth from capital         Investment
                           appreciation.                    Management, Inc.,
                                                            subsidiary of J.P.
                                                            Morgan Chase & Co.
------------------------------------------------------------------------------
Small Company Portfolio    The portfolio's goal is to       J.P. Morgan
                           provide high total return from   Investment
                           a portfolio of small company     Management, Inc.,
                           stocks.                          subsidiary of J.P.
                                                            Morgan Chase & Co.
------------------------------------------------------------------------------
U.S. Disciplined Equity    The portfolio's goal is to       J.P. Morgan
Portfolio                  provide high total return from   Investment
                           a portfolio of selected equity   Management, Inc.,
                           securities.                      subsidiary of J.P.
                                                            Morgan Chase & Co.
------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Investors Growth    Seeks to provide long-term       Massachusetts
Stock Series -- Service    growth of capital and future     Financial Services
Class Shares               income rather than current       Company ("MFS(R)")
                           income. The portfolio pursues
                           this objective by investing,
                           at least 80% of its total
                           assets in common stocks and
                           related securities, of
                           companies MFS(R) believes
                           offer better than average
                           prospects for long-term
                           growth.
------------------------------------------------------------------------------
MFS(R) Investors Trust     Seeks to provide long-term       Massachusetts
Series -- Service Class    growth of capital and            Financial Services
Shares                     secondarily to provide           Company ("MFS(R)")
                           reasonable current income. The
                           portfolio pursues this
                           objective by investing, under
                           normal market conditions, at
                           least 65% of its total net
                           assets in common stocks and
                           related securities. This
                           series will also seek to
                           generate gross income equal to
                           approximately 90% of the
                           dividend yield on the Standard
                           & Poor's 500 Composite Index.
------------------------------------------------------------------------------
MFS(R) New Discovery       Seeks capital appreciation.      Massachusetts
Series -- Service Class    The portfolio pursues this       Financial Services
Shares                     objective by investing at        Company ("MFS(R)")
                           least 65% of its net assets in
                           equity securities of emerging
                           growth companies.
------------------------------------------------------------------------------
MFS(R) Strategic Income    Seeks high current income by     Massachusetts
Series --  Service Class   investing in fixed income        Financial Services
Shares                     securities. Its secondary        Company
                           objective is to provide          ("MFS(R)")
                           significant capital
                           appreciation.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                            Adviser(s), as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
MFS(R) Total Return        Seeks mainly to provide above  Massachusetts
Series --  Service Class   average income (compared to a  Financial Services
Shares                     portfolio invested entirely in Company
                           equity securities)             ("MFS(R)")
                           consistent with the prudent
                           employment of capital and
                           secondarily to provide a
                           reasonable opportunity for
                           growth of capital and income.
----------------------------------------------------------------------------
MFS(R) Utilities           Seeks capital growth and       Massachusetts
Series -- Service Class    current income. The portfolio  Financial Services
Shares                     pursues this objective by      Company ("MFS(R)")
                           investing at least 80% of its
                           total assets in equity and
                           debt securities of domestic
                           and foreign companies in the
                           utilities industry.
----------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Capital        Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA --    from investments in securities Inc.
 Service Shares            of well-known and established
                           companies.
----------------------------------------------------------------------------
Oppenheimer Global         Seeks long-term capital        OppenheimerFunds,
Securities Fund/VA --      appreciation by investing a    Inc.
Service Shares             substantial portion of assets
                           in securities of foreign
                           issuers, "growth-type"
                           companies, cyclical industries
                           and special situations that
                           are considered to have
                           appreciation possibilities.
                           The portfolio invests mainly
                           in common stocks of U.S. and
                           foreign issuers.
----------------------------------------------------------------------------
Oppenheimer Main Street    Seeks high total return, which OppenheimerFunds,
Growth & Income            includes growth in the value   Inc.
Fund/VA -- Service Shares  of its shares as well as
                           current income, from equity
                           and debt securities. The
                           portfolio invests mainly in
                           common stocks of U.S.
                           companies.
----------------------------------------------------------------------------
Oppenheimer Main Street    Seeks capital appreciation.    OppenheimerFunds,
Small Cap Fund/VA --                                      Inc.
 Service Shares
----------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio --  A non-diversified/1/ portfolio Pacific Investment
Administrative Class       seeking to maximize total      Management
Shares                     return, consistent with        Company LLC
                           preservation of capital and
                           prudent investment management.
                           The portfolio primarily
                           invests in intermediate
                           maturity hedged non-U.S. fixed
                           income securities.
----------------------------------------------------------------------------
High Yield Portfolio       Seeks to maximize total        Pacific Investment
(formerly, High Yield      return, consistent with        Management
Bond Portfolio) --         preservation of capital and    Company LLC
Administrative Class       prudent investment management.
Shares                     The portfolio primarily
                           invests in higher yielding
                           fixed income securities (also
                           known as "junk bonds").
----------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                            Adviser (and Sub-
                                                             Adviser(s), as
Subaccount Investing In          Investment Objective          applicable)
-----------------------------------------------------------------------------
Long-Term U.S. Government   Seeks to maximize total        Pacific Investment
Portfolio (formerly,        return, consistent with the    Management
Long-Term U.S. Government   preservation of capital and    Company LLC
Bond Portfolio) --          prudent investment management.
Administrative Class        The portfolio primarily
Shares                      invests in long-term maturity
                            fixed income securities.
-----------------------------------------------------------------------------
Total Return Portfolio      Seeks to maximize total return Pacific Investment
(formerly, Total Return     consistent with preservation   Management
Bond Portfolio) --          of capital and prudent         Company LLC
Administrative Class        investment management. The
Shares                      portfolio primarily invests in
                            intermediate maturity fixed
                            income securities.
-----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                 A non-diversified/1/ portfolio Rydex Global
                            that seeks to provide          Advisors
                            investment results that
                            correspond to a benchmark for
                            over-the-counter securities by
                            investing primarily in
                            securities of companies
                            included in NASDAQ 100
                            Index(TM).
-----------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II

Scudder Technology Growth   Seeks growth of capital.       Deutsche Asset
Portfolio -- Class B                                       Management
Shares
-----------------------------------------------------------------------------
SVS Dreman High Return      Seeks to achieve a high rate   Deutsche Asset
Equity Portfolio -- Class   of total return.               Management
B Shares                                                   (subadvised by
                                                           Dreman Value
                                                           Management L.L.C.)
-----------------------------------------------------------------------------
SVS Dreman Small Cap        Seeks long-term capital        Deutsche Asset
Value Portfolio -- Class    appreciation.                  Management
B Shares                                                   (subadvised by
                                                           Dreman Value
                                                           Management L.L.C.)
-----------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST

Comstock Portfolio --       The portfolio's investment     Van Kampen Asset
Class II Shares             objective is to seek capital   Management Inc.
                            growth and income through
                            investments in equity
                            securities, including common
                            stocks, preferred stocks and
                            securities convertible into
                            common and preferred stocks.
-----------------------------------------------------------------------------
Emerging Growth             The portfolio's investment     Van Kampen Asset
Portfolio -- Class II       objective is to seek capital   Management Inc.
Shares                      appreciation.
-----------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.
 /3/The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

We will purchase shares of the portfolios at net asset value and direct the shares to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay the death benefits, surrender or partial surrender proceeds to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive Service Share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the Contracts, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. No substitution or deletion will be made to the contract without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of a committee or in any other form; or combine the Separate Account with our other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account, and we may create new separate accounts.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account are subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your Contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate your purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See "Transfers Before the Annuity Commencement Date" provision of this prospectus. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a dollar-cost averaging program than would otherwise be credited if not participating in a dollar-cost averaging program. See the "Dollar-Cost Averaging" provision of this prospectus.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contract our Service Center to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. You do not pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision of this prospectus, for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  . processing applications for and issuing the contracts;

  . maintaining records;

  . administering annuity payouts;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  . reconciling and depositing cash receipts;

  . providing contract confirmations and periodic statements;

  . providing toll-free inquiry services; and

  . furnishing telephone and internet transaction services.

The risks we assume include:

  . the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payments and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge without the enhanced payment benefit is as follows:

      Number of Full and Partially           Surrender Charge as a Percentage
         Completed Years Since                    of the Surrendered or
    We Received the Purchase Payment            Withdrawn Purchase Payment
   --------------------------------------------------------------------------
                   1                                        6%
                   2                                        6%
                   3                                        6%
                   4                                        6%
                   5                                        5%
                   6                                        4%
               7 or more                                    0%
   --------------------------------------------------------------------------

The surrender charge with the enhanced payment benefit is as follows:

      Number of Full and Partially           Surrender Charge as a Percentage
         Completed Years Since                    of the Surrendered or
    We Received the Purchase Payment            Withdrawn Purchase Payment
   --------------------------------------------------------------------------
                   1                                        8%
                   2                                        8%
                   3                                        7%
                   4                                        7%
                   5                                        6%
                   6                                        5%
                   7                                        4%
                   8                                        2%
               8 or more                                    0%
   --------------------------------------------------------------------------

We do not assess the surrender charge on surrenders or partial withdrawals:

  . on amounts representing gain (as defined below);

  . on free withdrawal amounts (as defined below);

  . taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), Optional Payment Plan 3 (with a payment period of at least 5 years based on guaranteed interest), or Optional Payment Plan 5.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

  (a) is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

  (b) is the total of any withdrawals including surrender charges previously taken;

  (c) is the total of purchase payments made; and

  (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contracts and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, Optional Payment Plan 3 (Income of a Definite Amount) with a payment period of at least 5 years based on guaranteed interest, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% where either Annuitant is older than age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% for contracts where either Annuitant is older than age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.


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OTHER CHARGES

Annual Contract Charge


We will deduct a charge of $30 annually from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contracts. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we make the charge. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account. Other allocation methods may be available upon request.

Optional Enhanced Payment Charge

We charge for the optional enhanced payment benefit. We will deduct the enhanced payment charge daily, at an effective annual rate of 0.15% of the daily net asset value in the Separate Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments.)

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these expenses the portfolio makes deductions from its assets. The deductions are described more fully in each portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 for transfers for each transfer after the first in a calendar month. This charge is at our cost with no profit to us.

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ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

  (1)  the use of mass enrollment procedures;

  (2) the performance of administrative or sales functions by the employer;

  (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

  (4) any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable to a particular contract in that contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.


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

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits). We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day they are received.

To apply for a contract, you must be of legal age and eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this contract through a qualified plan, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a Tax-Free "Section 1035" Exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an


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

exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you.

The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As Owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. According to New York law, the assets of the Separate Account are held for the exclusive benefit of all Owners and their designated beneficiaries.

Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. We may require additional information if Joint Ownership is requested after the contract is issued.

During the Annuitant(s) life, you can change any non-natural Owner to another non-natural Owner.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the contract anniversary on which the Annuitant, or younger of the Joint Annuitants, reaches age 90, unless we approve a later date):

  .  your optional payment plan;

  . the allocation of your investment among the Subaccounts and/or the Guarantee Account; and

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  .  the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Service Center if you reserved this right and the Annuitant is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. If you change your beneficiary, your plan selection will no longer be in effect unless you request that it continue.

ASSIGNMENT

An Owner of a non-qualified contract may assign some or all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

IRAs and Tax Sheltered Annuity contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in any amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to

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

accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open except for days on which a portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place net purchase payments into the Subaccounts, each of which invests in shares of a corresponding portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must be a whole percentage and not less than $100.

Upon allocation to the appropriate Subaccounts, we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center if received before 4:00 p.m., Eastern time. If we receive the additional purchase payment at or after 4:00 p.m, Eastern time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation

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

Units as of the end of the Valuation Period in which we receive notice or Instructions with regard to the partial withdrawal, surrender or payment of a death benefit.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a per share charge or credit for any taxes reserved which we determine to have resulted from the operations of the Subaccount.

OPTIONAL ENHANCED PAYMENT BENEFIT

If you elect the enhanced payment benefit, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.


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



There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  . We may profit from the enhanced payment benefit charge.


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Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your assets between and among the Subaccounts and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. However you may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and/or the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Service Center. There may be limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts of the Separate Account or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts of the Separate Account and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

We may also limit and/or restrict tranfers from the Guarantee Account to the Subaccount. For any particular allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest in that allocation plus 25% of the original amount of that allocation. In other words, amounts less than this amount are not restricted. Unless you are participating in the dollar-cost averaging program (see the "Dollar-Cost Averaging" provision of this prospectus), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among Subaccounts and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to 12 or one transfer per month or, if it is necessary for the contract to continue to be treated as an annuity contract by the Internal Revenue Service, a lower number. Currently, all transfers under the contract are free. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

 (1) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

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


 (2) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

 (3) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See the "Transfers by Third Parties" provision of this prospectus.)

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your contract by calling or electronically contacting us, provided we received your prior written authorization at our Service Center. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

 (1)  requests for transfers; and

 (2)  changes in premium allocations;

 (3)  dollar-cost averaging; and

 (4)  portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;

 . confirming the telephone and/or internet transaction in writing to you or a third party you authorized; and/or

 . tape recording telephone instructions or retaining a record of your electronic request.

We will not be liable for following instructions that we reasonably determine to be genuine. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call our Service Center at 1-800-313-5282. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

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


SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios and the management of the portfolios share this position. Therefore, as described in your contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, Dreyfus Variable Investment Fund --Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss. The dollar-cost averaging program is not available if the enhanced payment benefit option is elected.


If the enhanced benefit payment option is NOT elected, you may participate in the dollar-cost averaging program by:

 (1)  electing it on your application; or

 (2)  by contacting an authorized sales representative or

 (3) by calling our Service Center at 1-800-313-5282 and completing the dollar-cost averaging agreement.

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


To use the program, you must transfer at least $100 from the Money Market Subaccount, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.


The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; and

 . when the value of the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made is depleted.


If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this higher rate of interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all markets or through all broker-dealers who sell the contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various dollar-cost averaging programs, including 3, 6, and 12-month dollar-cost averaging programs. We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

Owners considering participating in a dollar-cost averaging program should call 1-800-313-5282 or an authorized sales representative to verify the availability of dollar-cost averaging.

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PORTFOLIO REBALANCING PROGRAM

Once your money has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. Portfolio rebalancing does not assure a profit or protect against a loss. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from the portfolio rebalancing program.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with the allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, the interest sweep transfer will be processed first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation to the Guarantee Account. See the "Transfers Before the Annuity Commencement Date" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

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


You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if the amount of value you have in the Guarantee Account is less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

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Surrenders and Partial Withdrawals

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow the surrender of your contract or a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions described below.

We will not permit a partial withdrawal that is less than $100 or that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

  (1) the Contract Value (after deduction of any applicable optional benefit charges and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

  (2) any applicable surrender charge and any applicable premium tax charge.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing or by calling our Service Center, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax) reduces Contract Value, depending on the amount of the withdrawal and the applicable death benefit. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to ordinary income tax and, if taken prior to age 59 1/2, a 10% additional Federal penalty tax. See "the Federal Tax Matters" provision.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To

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

participate in the program your Contract Value must initially be at least $5,000 and, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

Your systematic withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take any assets you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  (1) you may request only one such change in a calendar quarter; and

  (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process or surrender in full that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each systematic withdrawals is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See the "Surrender Charge") provision of this prospectus. Your systematic withdrawal amount may be affected if you take an additional withdrawal.

We reserve the right to prohibit participation in systematic withdrawals and dollar-cost averaging programs at the same time. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of death of an Annuitant's death at our Service Center (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

 (1)  the Annuitant's age at the date the contract was issued;

 (2)  the Annuitant's age on the date of his or her death;

 (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

 (4)  whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and Joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

 (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

 (b)  the sum of (1) minus (2) plus (3), where:

   (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any withdrawals (including any surrender charges);

   (2) the Contract Value on the date of death; and

   (3) the Contract Value on the date we receive date due proof of death.

 (c)  purchase payments less any withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

 (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

 (b)  the sum of (1) minus (2) plus (3), where:

   (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the

      85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges);

   (2) is the Contract Value on the date of death; and

   (3) is the Contract Value on the date we receive due proof of death;

 (c)  purchase payments less any withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example: Assuming an Owner:

 (i)   purchases a contract for $100,000;

 (ii)  makes no additional purchase payments and no withdrawals;

 (iii) is not subject to premium taxes;

 (iv)  the Annuitant's age is 75 on the Contract Date; and

 (v)   we receive due proof of death on the date of death then:

                             Annuitant's                   Contract                    Death
      End of Year                Age                        Value                     Benefit
      ----------------------------------------------------------------------------------------
          1                       76                       $103,000                   $103,000
          2                       77                        112,000                    112,000
          3                       78                         90,000                    112,000
          4                       79                        135,000                    135,000
          5                       80                        130,000                    135,000
          6                       81                        150,000                    150,000
          7                       82                        125,000                    135,000
          8                       83                        145,000                    145,000
      ____________________________________________________________________

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Withdrawals may reduce the death benefit by the proportion that the withdrawal (including any surrender charge and premium tax) reduced Contract Value. For example:

                           Purchase                         Contract                          Death
       Date                Payment                           Value                           Benefit
      ----------------------------------------------------------------------------------------------
      3/31/00               $5,000                          $ 5,000                          $ 5,000
      3/31/04                  --                           $10,000                          $10,000
      3/31/05                  --                           $ 7,000                          $10,000
      ----------------------------------------------------------------------------------------------

If a withdrawal of $3,500 is made on March 31, 2005, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

 (i)  death occurs on March 31, 2005;

 (ii)  due proof of death was provided on March 31, 2005;

 (iii)  no other purchase payments or withdrawals occurred;

 (iv) the Annuitant and any Joint Annuitant were both younger than age 80 at issue;

 (v)  no surrender charge applies; and

 (vi)  no premium tax applies to the withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  .  an Owner or Joint Owner, or

  . the Annuitant or Joint Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the contract upon death.

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


Designated Beneficiary: At the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

  (1) Owner or Joint Owners;

  (2) Primary Beneficiary;

  (3) Contingent Beneficiary; or

  (4) Owner's estate.

We then will treat the designated beneficiary as the sole Owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the surviving spouse of the deceased person, the surviving spouse may continue the contract in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Surrender Value on the date we receive due proof of death of the Annuitant will be set equal to the death benefit, on that date. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age on of the Contract Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if the surviving spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

   (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death. See "Requesting Payments" provision of this prospectus.

   (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

   (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

If the designated beneficiary makes no choice within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the contract within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

         Person Who Died            Proceeds Paid
         ------------------------------------------
         Owner or Joint Owner       Surrender Value
         (who is not an Annuitant)
         ------------------------------------------
         Owner or Joint Owner       Death Benefit
         (who is an Annuitant)
         ------------------------------------------
         Annuitant                  Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Annuity Commencement Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

Income Payments

The Annuity Commencement Date is the date income payments begin provided the Annuitant is still living on that date. The Annuity Commencement date may be changed up until the time income payments begin, however the Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or if Joint Annuitant's the younger Annuitant's 90th birthday), unless we approve a later date. To make a change, send written notice to our Service Center before the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided each Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Annuity Commencement Value (that is, the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date) in one lump sum (in which case we will cancel the contract) (see the "Requesting Payments" provision of this prospectus).

Payments will continue for the life of the Annuitant, under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

Payments will continue for the life of the Surviving Annuitant, under the Joint Life and Survivor Income with 10 Years Certain plan, if an Annuitant lives longer than ten years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $20, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $20. If the annual payment payable at maturity is less than $20, we will pay the Annuity Commencement Value in a lump sum (see the "Requesting Payments" provision of this prospectus). Upon making such a payment, we will have no future obligation under the contract. Following are explanations of the optional payment plans available.

Upon making such a payment, we will have no future obligation under the contract. Following are explanations of the optional payment plans available.

The amount of your income payments will depend on four things:

  . the amount of your Contract Value on the Annuity Commencement Date;

  . the settlement age (on the Annuity Commencement Date) and if applicable, the gender of the Annuitant(s);

  . the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Subaccounts selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments guaranteed. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining

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

proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued to Qualified Plans.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If any payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Contract's Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

  (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

  (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an owner's Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . An individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . The owner's right to choose particular investments for a contract must be limited; and

  . The contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Contracts Not Owned by an Individual -- No Tax Deferral and Loss of Interest
Deduction: As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account Must be Diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the Extent to Which an Owner can Direct the Investment of Contract Values. Federal income tax law limits the owner's right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner's right to allocate assets among the portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owners' consent to attempt to prevent the tax law from considering the owners as the owners of the assets of the Separate Account.

Age at which annuity payouts must begin. Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract's premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial Withdrawal and Surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Contract's Annuity Commencement
Date:

  . The death benefit is taxed, if received under an annuity payout option, in the same manner as annuity payouts.

  . If not received under an annuity payout option, the death benefit is taxed in the same manner as a withdrawal.

Taxation of Death Benefits if Paid After the Contract's Annuity Commencement
Date:

  . If received in accordance with the existing annuity payment option, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

  . If received in a lump sum, the tax law imposes tax on the death benefit to the extent it exceeds the unrecovered "investment in the contract."

Penalty Taxes Payable on Partial Withdrawals, Surrenders, or Annuity
Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and surrenders or annuity payouts that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer among Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified contracts you own in order to determine the amount of an annuity payout, a surrender, or a partial withdrawal that you must include in income. For example:

  . If you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

  . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

  .  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed. To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons intending to use the contract in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

  .  Individual Retirement Accounts and Annuities ("Traditional IRAs")

  .  Roth IRAs

  .  Simplified Employee Pensions ("SEPs")

  . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including "SIMPLE IRAs")

  . Public school system and tax-exempt organization annuity plans ("403(b) plans")

  . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

  .  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

  . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed.

  . The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts.

  . The Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" generally do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA after 2002 if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

  .   received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .   received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to
Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, governmental section 457(b) plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or other section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the shares of the portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders' meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within seven days after receipt at our Service Center of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum death benefit proceeds from the Subaccount within seven days from the receipt of due proof of death. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

  (1)  to your designated beneficiary directly in the form of a check; or

  (2) by establishing an interest bearing account, called the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit proceeds.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

  (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

    . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

    . the New York Stock Exchange is closed for other than a regular holiday or weekend;

    .  trading is restricted by the SEC; or

  (2) the SEC, by order, permits postponement of payment to protect our Owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

We reserve the right to defer payment of proceeds from the Guarantee Account for a withdrawal, surrender or transfer request for up to six months from the date we receive your payment request.

Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merrit 7, PO Box 5005, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

SALES OF THE CONTRACTS

Capital Brokerage offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed with us.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first Contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an Owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits).

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the Policies. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to the Contract Value.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Product Services Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Scudder Variable Series II, and Van Kampen Life Investment Trust.

Additional Information

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to your agent or to our Service Center, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the enhanced payment benefit, your refund will equal one of the following amounts:

  (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

If you do not elect the enhanced payment benefit the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

The Company like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix

Some of the Subaccounts invest in portfolios with a 12b-1 fee or a Service Share fee (see the "Portfolio Annual Expenses" provision). Performance for these Subaccounts may reflect the historical performance of a different class of the portfolio underlying the Subaccounts. With respect to these Subaccounts, performance for time periods before the portfolios' 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. The performance information shown in this Appendix is based on information provided by the portfolios and may reflect fee waivers and expense reimbursements provided by certain portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the "Portfolio Annual Expenses" provision of this prospectus.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information which may be obtained free of charge. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 1 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (3)  An annual contract charge of $30; and

  (4) The charge of 0.15% for the Enhanced Payment Benefit (an annual rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract, and therefore we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 1
                           Standardized Total Returns
              (assuming either Annuitant is over age 70 at issue)

                                                    For the  For the  For the    From the
                                                     1-year   5-year  10-year  Inception In   Date of
                                                     period   period   period    Separate   Inception In
                                                     ended    ended    ended    Account to    Separate
                                                    12/31/01 12/31/01 12/31/01   12/31/01     Account*
--------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                                 NA      NA       NA      -15.49%     05/30/01
 AIM V.I. Growth Fund -- Series I Shares                 NA      NA       NA      -17.26%     05/30/01
 AIM V.I. Premier Equity Fund -- Series I Shares
  (formerly, AIM V.I. Value Fund)                        NA      NA       NA      -14.06%     05/30/01
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B                  NA      NA       NA      -11.69%     05/30/01
 Premier Growth Portfolio -- Class B                     NA      NA       NA      -16.26%     05/30/01
 Quasar Portfolio -- Class B                             NA      NA       NA      -10.69%     05/30/01
Dreyfus
 Dreyfus Investment Portfolios -- Emerging Markets
  Portfolio -- Initial Shares                            NA      NA       NA       -6.21%     05/30/01
 The Dreyfus Socially Responsible Growth Portfolio,
  Inc. -- Initial Shares                                 NA      NA       NA      -18.57%     05/30/01
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                              -4.58%     NA       NA       -5.56%     07/27/98
 Federated International Small Company Fund II           NA      NA       NA      -26.85%     05/30/01
Fidelity Variable Insurance Products Fund VIP
("VIP")
 VIP Equity-Income Portfolio -- Service Class 2      -11.31%     NA       NA        0.06%     07/27/98
 VIP Growth Portfolio -- Service Class 2             -24.21%     NA       NA        0.53%     07/27/98
Fidelity Variable Insurance Products Fund VIP II
("VIP II")
 VIP II Contrafund(R) Portfolio -- Service Class 2   -18.70%     NA       NA       -0.10%     07/27/98
Fidelity Variable Insurance Products Fund VIP III
("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                            -15.17%     NA       NA       -1.73%     07/27/98
 VIP III Mid Cap Portfolio -- Service Class 2            NA      NA       NA       -2.17%     05/30/01
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                            -5.65%     NA       NA        3.90%     07/27/98
 Money Market Fund**                                  -1.93%     NA       NA        2.37%     07/27/98
 Premier Growth Equity Fund                          -15.31%     NA       NA        6.10%     07/27/98
 S&P 500(R) Index Fund                               -18.50%     NA       NA       -1.94%     07/27/98
 Small-Cap Value Equity Fund                             NA      NA       NA        3.36%     05/30/01
 U.S. Equity Fund                                    -14.63%     NA       NA        1.80%     07/27/98
 Value Equity Fund                                       NA      NA       NA      -12.96%     05/30/01
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares       -46.38%     NA       NA       -1.00%     07/27/98
 Balanced Portfolio -- Service Shares                -10.99%     NA       NA        6.05%     07/27/98
 Capital Appreciation Portfolio -- Service Shares    -28.26%     NA       NA        3.04%     07/27/98
 Global Life Sciences Portfolio -- Service Shares        NA      NA       NA       -2.35%     05/30/01
 Global Technology Portfolio -- Service Shares           NA      NA       NA      -25.73%     05/30/01
 Growth Portfolio -- Service Shares                  -31.39%     NA       NA       -2.09%     07/27/98
 International Growth Portfolio -- Service Shares    -29.89%     NA       NA       -0.54%     07/27/98
 Worldwide Growth Portfolio -- Service Shares        -29.06%     NA       NA       -1.21%     07/27/98
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                           NA      NA       NA      -17.97%     05/30/01
 MFS(R) Investors Trust Series -- Service Class
  Shares                                                 NA      NA       NA      -14.71%     05/30/01
 MFS(R) New Discovery Series -- Service Class
  Shares                                                 NA      NA       NA       -7.39%     05/30/01
 MFS(R) Utilities Series -- Service Class Shares         NA      NA       NA      -26.00%     05/30/01
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares                                    -21.66%  10.99%   12.68%      11.85%     05/02/88
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                                 NA      NA       NA      -10.48%     05/30/01
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                        NA      NA       NA      -12.52%     05/30/01
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                                 NA      NA       NA       -0.68%     05/30/01
 High Yield Portfolio -- Administrative Class
  Shares (formerly, High Yield Bond Portfolio)           NA      NA       NA       -3.84%     05/30/01
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares (formerly, Long Term
  U.S. Government Bond Portfolio)                        NA      NA       NA        2.66%     05/30/01
 Total Return Portfolio -- Administrative Class
  Shares (formerly, Total Return Bond Portfolio)         NA      NA       NA        1.54%     05/30/01
Rydex Variable Trust
 OTC Fund                                                NA      NA       NA      -18.93%     05/30/01
--------------------------------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust -- Comstock Portfolio and the Van Kampen Life Investment Trust --
 Emerging Growth Portfolio were added to the Separate Account on May 1, 2002. Therefore, no standardized performance information is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund --
 Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios --MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust --
 VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund --Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II --
 International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable
Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 2 below presents the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 2 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (3) An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

  (4) The charge of 0.15% for the Enhanced Payment Benefit (an annual rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 2

                           Standardized Total Returns
  (assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)


                            For the  For the  For the    From the
                             1-year   5-year  10-year  Inception In   Date of
                             period   period   period    Separate   Inception In
                             ended    ended    ended    Account to    Separate
                            12/31/01 12/31/01 12/31/01   12/31/01     Account*
--------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund --
   Series I Shares               NA      NA       NA      -15.38%     05/30/01
 AIM V.I. Growth Fund --
   Series I Shares               NA      NA       NA      -17.16%     05/30/01
 AIM V.I. Premier Equity
  Fund -- Series I Shares
  (formerly, AIM V.I.
  Value Fund)                    NA      NA       NA      -13.95%     05/30/01
Alliance Variable Products
 Series Fund, Inc.
 Growth and Income
  Portfolio -- Class B           NA      NA       NA      -11.58%     05/30/01
 Premier Growth
  Portfolio -- Class B           NA      NA       NA      -16.15%     05/30/01
 Quasar Portfolio --
   Class B                       NA      NA       NA      -10.57%     05/30/01
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio --
   Initial Shares                NA      NA       NA       -6.09%     05/30/01
 The Dreyfus Socially
  Responsible Growth
  Portfolio, Inc. --
   Initial Shares                NA      NA       NA      -18.46%     05/30/01
Federated Insurance Series
 Federated High Income
  Bond Fund II -- Service
  Shares                      -4.37%     NA       NA       -5.35%     07/27/98
 Federated International
  Small Company Fund II          NA      NA       NA      -26.75%     05/30/01
Fidelity Variable
Insurance Products Fund
VIP ("VIP")
 VIP Equity-Income
  Portfolio -- Service
  Class 2                    -11.12%     NA       NA        0.27%     07/27/98
 VIP Growth Portfolio --
   Service Class 2           -24.04%     NA       NA        0.75%     07/27/98
Fidelity Variable
Insurance Products Fund
VIP II ("VIP II")
 VIP II Contrafund(R)
  Portfolio -- Service
  Class 2                    -18.52%     NA       NA        0.12%     07/27/98
Fidelity Variable
 Insurance Products Fund
 VIP III ("VIP III")
 VIP III Growth & Income
  Portfolio -- Service
  Class 2                    -14.98%     NA       NA       -1.51%     07/27/98
 VIP III Mid Cap
  Portfolio -- Service
  Class 2                        NA      NA       NA       -2.04%     05/30/01
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund    -5.44%     NA       NA        4.12%     07/27/98
 Money Market Fund**          -1.71%     NA       NA        2.59%     07/27/98
 Premier Growth Equity
  Fund                       -15.12%     NA       NA        6.33%     07/27/98
 S&P 500(R) Index Fund       -18.32%     NA       NA       -1.72%     07/27/98
 Small-Cap Value Equity
  Fund                           NA      NA       NA        3.49%     05/30/01
 U.S. Equity Fund            -14.44%     NA       NA        2.02%     07/27/98
 Value Equity Fund               NA      NA       NA      -12.85%     05/30/01
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service
  Shares                     -46.25%     NA       NA       -0.78%     07/27/98
 Balanced Portfolio --
   Service Shares            -10.79%     NA       NA        6.28%     07/27/98
 Capital Appreciation
  Portfolio -- Service
  Shares                     -28.09%     NA       NA        3.26%     07/27/98
 Global Life Sciences
  Portfolio -- Service
  Shares                         NA      NA       NA       -2.22%     05/30/01
 Global Technology
  Portfolio -- Service
  Shares                         NA      NA       NA      -25.63%     05/30/01
 Growth Portfolio --
   Service Shares            -31.23%     NA       NA       -1.88%     07/27/98
 International Growth
  Portfolio -- Service
  Shares                     -29.73%     NA       NA       -0.32%     07/27/98
 Worldwide Growth
  Portfolio -- Service
  Shares                     -28.90%     NA       NA       -1.00%     07/27/98
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series -- Service
  Class Shares                   NA      NA       NA      -17.86%     05/30/01
 MFS(R) Investors Trust
  Series -- Service Class
  Shares                         NA      NA       NA      -14.60%     05/30/01
 MFS(R) New Discovery
  Series -- Service Class
  Shares                         NA      NA       NA       -7.27%     05/30/01
 MFS(R) Utilities
  Series -- Service Class
  Shares                         NA      NA       NA      -25.90%     05/30/01
Oppenheimer Variable
 Account Funds
 Oppenheimer Capital
  Appreciation Fund/VA --
   Service Shares            -21.49%  11.22%   12.90%      12.07%     05/02/88
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares                NA      NA       NA      -10.36%     05/30/01
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                         NA      NA       NA      -12.40%     05/30/01

                           For the  For the  For the    From the
                            1-year   5-year  10-year  Inception In   Date of
                            period   period   period    Separate   Inception In
                            ended    ended    ended    Account to    Separate
                           12/31/01 12/31/01 12/31/01   12/31/01     Account*
-------------------------------------------------------------------------------
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio --
   Administrative Class
  Shares                      NA       NA       NA        -0.55%     05/30/01
 High Yield Portfolio --
   Administrative Class
  Shares (formerly, High
  Yield Bond Portfolio)       NA       NA       NA        -3.72%     05/30/01
 Long-Term U.S. Government
  Portfolio --
   Administrative Class
  Shares (formerly, Long-
  Term U.S. Government
  Bond Portfolio)             NA       NA       NA         2.79%     05/30/01
 Total Return Portfolio --
   Administrative Class
  Shares (formerly, Total
  Return Bond Portfolio)      NA       NA       NA         1.67%     05/30/01
Rydex Variable Trust
 OTC Fund                     NA       NA       NA       -18.83%     05/30/01
-------------------------------------------------------------------------------

The GE Investment Funds, Inc. -- Income Fund and the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore no standardized performance information is available.


 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund --
 Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust --
 VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II --
 International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II --SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable
Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no standardized performance information is available.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Tables 1 or 2.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed in the contract, including charges for the portfolios.

Table 3 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 3 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. We do however, assume that you surrender the contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 3
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
     (assuming either Annuitant or Joint Annuitant is over age 70 at issue)


                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -29.74%   3.80%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -40.55%   1.61%      NA   05/05/93
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)    -18.80%   7.57%      NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B      -5.83%  12.34%   12.86%  01/14/91
 Premier Growth Portfolio -- Class B        -23.74%  10.26%      NA   06/26/92
 Quasar Portfolio -- Class B                -19.11%  -0.94%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares        -2.60%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Portfolio, Inc. -- Initial Shares         -29.02%   6.14%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -4.58%  -0.38%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -36.61%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   -11.31%   6.92%   11.53%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -24.21%   9.21%   11.33%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -18.70%   8.00%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          -15.17%   7.41%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                    -9.57%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -5.65%     NA       NA   05/01/97
 Money Market Fund**                         -1.93%   2.94%    3.05%  06/30/85
 Premier Growth Equity Fund                 -15.31%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -18.50%   7.77%   11.22%  04/14/85
 Small-Cap Value Equity Fund                  4.19%     NA       NA   05/01/00
 U.S. Equity Fund                           -14.63%  10.09%      NA   01/02/95
 Value Equity Fund                          -14.91%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -46.38%   4.50%      NA   09/13/93
 Balanced Portfolio -- Service Shares       -10.99%  11.99%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -28.26%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -23.08%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -44.06%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -31.39%   6.55%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -29.89%   7.71%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -29.06%   8.59%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -31.32%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -22.41%   4.89%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                              -11.35%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -30.92%   8.22%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                 -19.73%  11.28%   12.84%  04/03/85
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -18.41%  13.31%   12.11%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -16.47%   4.42%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                1.77%     NA       NA   02/16/99
 High Yield Portfolio -- Administrative
  Class Shares (formerly, High Yield Bond
  Portfolio)                                 -3.58%     NA       NA   04/30/98
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares (formerly,
  Long-Term U.S. Government Bond
  Portfolio)                                 -0.01%     NA       NA   04/30/99
 Total Return Portfolio -- Administrative
  Class Shares (formerly, Total Return
  Bond Portfolio)                             2.56%     NA       NA   12/24/97
Rydex Variable Trust
 OTC Fund                                   -41.87%     NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investment Funds, Inc. -- Income Fund and the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund --
 Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust --
 VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund --Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund --Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II --
 International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust-- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable
Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 4 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 4 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. We do however, assume that you surrender the contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 4
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
  (assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)


                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund         -29.57%   4.02%      NA   05/05/93
 AIM V.I. Growth Fund                       -40.42%   1.83%      NA   05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund)                      -18.62%   7.80%      NA   05/05/93
Alliance Capital Management
 Growth and Income Portfolio -- Class B
  Shares                                     -5.62%  12.58%   13.09%  01/14/91
 Premier Growth Portfolio -- Class B
  Shares                                    -23.56%  10.49%      NA   06/26/92
 Quasar Portfolio -- Class B Shares         -18.92%  -0.73%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Dreyfus
  Emerging Markets Portfolio -- Initial
  Shares                                     -2.38%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Portfolio -- Initial Shares               -28.85%   6.37%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -4.37%  -0.16%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -36.46%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2 Shares                            -11.12%   7.14%   11.76%  10/09/86
 VIP Growth Portfolio -- Service Class 2
  Shares                                    -24.04%   9.44%   11.56%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2 Shares                            -18.52%   8.23%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                   -14.98%   7.64%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                             -9.37%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -5.44%     NA       NA   05/01/97
 Money Market Fund**                         -1.71%   3.16%    3.26%  06/30/85
 Premier Growth Equity Fund                 -15.12%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -18.32%   7.99%   11.45%  04/14/85
 Small-Cap Value Equity Fund                  4.42%     NA       NA   05/01/00
 U.S. Equity Fund                           -14.44%  10.32%      NA   01/02/95
 Value Equity Fund                          -14.72%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -46.25%   4.72%      NA   09/13/93
 Balanced Portfolio -- Service Shares       -10.79%  12.23%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -28.09%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -22.91%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -43.92%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -31.23%   6.78%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -29.73%   7.94%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -28.90%   8.82%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -31.16%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -22.24%   5.12%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                              -11.15%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -30.76%   8.45%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                 -19.56%  11.51%   13.07%  04/03/85
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -18.22%  13.55%   12.34%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -16.28%   4.64%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                      1.99%     NA       NA   02/16/99
 High Yield Portfolio -- Administrative
  Shares (formerly, High Yield Bond
  Portfolio)                                 -3.37%     NA       NA   04/30/98
 Long-Term U.S. Government Portfolio --
   Administrative Shares (formerly, Long-
  Term U.S. Government Bond Portfolio)        0.21%     NA       NA   04/30/99
 Total Return Portfolio -- Administrative
  Shares (formerly, Total Return Bond
  Portfolio)                                  2.79%     NA       NA   12/24/97
Rydex Variable Trust
 OTC Fund                                   -41.74%     NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investment Fund, Inc. -- Income Fund and the Van Kampen Life Investment Trust -- Comstock Portfolio --Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund --
 Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust --
 VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II --
 International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II --SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable
Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 5 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 5 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.50% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3)  An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. In addition, we assume that you do not surrender the contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 5
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
     (assuming either Annuitant or Joint Annuitant is over age 70 at issue)


                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -21.66%   4.92%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -32.49%   2.82%      NA   05/05/93
 AIM V.I. Premier Equity Fund -- Series I
  Shares (formerly, AIM V.I. Value Fund)    -10.71%   8.56%      NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B       2.27%  13.20%   12.97%  01/14/91
 Premier Growth Portfolio -- Class B        -15.65%  11.17%      NA   06/26/92
 Quasar Portfolio -- Class B                -11.02%   0.38%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares         5.51%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Portfolio, Inc. -- Initial Shares         -20.94%   7.18%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                             3.53%   0.91%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -28.53%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                    -3.22%   7.93%   11.64%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -16.13%  10.15%   11.44%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -10.61%   8.98%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III')
 VIP III Growth & Income Portfolio --
   Service Class 2                           -7.08%   8.41%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                    -1.47%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    2.45%     NA       NA   05/01/97
 Money Market Fund**                          6.18%   4.09%    3.15%  06/30/85
 Premier Growth Equity Fund                  -7.21%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -10.41%   8.75%   11.33%  04/14/85
 Small-Cap Value Equity Fund                 12.30%     NA       NA   05/01/00
 U.S. Equity Fund                            -6.53%  11.00%      NA   01/02/95
 Value Equity Fund                           -6.82%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -38.31%   5.59%      NA   09/13/93
 Balanced Portfolio -- Service Shares        -2.89%  12.86%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -20.18%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -15.00%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -35.99%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -23.31%   7.57%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -21.81%   8.70%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -20.98%   9.55%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -23.24%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -14.33%   5.97%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                               -3.25%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -22.84%   9.19%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                 -14.33%  11.86%   12.84%  04/03/85
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -10.32%  14.15%   12.22%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                  -8.37%   5.51%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                9.88%     NA       NA   02/16/99
 High Yield Portfolio -- Administrative
  Class Shares (formerly, High Yield Bond
  Portfolio)                                  4.52%     NA       NA   04/30/98
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares (formerly,
  Long-Term U.S. Government Bond
  Portfolio)                                  8.10%     NA       NA   04/30/99
 Total Return Portfolio -- Administrative
  Class Shares (formerly, Total Return
  Bond Portfolio)                            10.67%     NA       NA   12/24/97

                      For the  For the  For the
                       1-year   5-year  10-year
                       period   period   period  Portfolio
                       ended    ended    ended   Inception
                      12/31/01 12/31/01 12/31/01   Date*
----------------------------------------------------------
Rydex Variable Trust
OTC Fund               -33.81%    NA       NA    05/07/97
----------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Fund, Inc. -- Income Fund and the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund --
 Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust --
 VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II -- International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series --Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA --Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II --
 SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 6 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 6 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.30% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3)   An annual contract charge of $30; and

The charge for the Enhanced Payment Benefit is not included in the calculations. In addition, we assume that you do not surrender the contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 6

                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period. (assuming both Annuitant and Joint Annuitant are age 70 or younger at issue)


                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Service I Shares                         -21.50%   5.13%      NA   05/05/93
 AIM V.I. Growth Fund -- Service I Shares   -32.35%   3.02%      NA   05/05/93
 AIM V.I. Premier Equity Fund -- Service I
  Shares (formerly, AIM V.I. Value Fund)    -10.53%   8.78%      NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B       2.48%  13.43%   13.20%  01/14/91
 Premier Growth Portfolio -- Class B        -15.48%  11.40%      NA   06/26/92
 Quasar Portfolio -- Class B                -10.83%   0.58%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares         5.72%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Portfolio, Inc. -- Initial Shares         -20.77%   7.40%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                             3.74%   1.12%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -28.39%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                    -3.02%   8.15%   11.87%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -15.96%  10.37%   11.67%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -10.43%   9.20%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                           -6.89%   8.63%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                    -1.27%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                    2.66%     NA       NA   05/01/97
 Money Market Fund**                          6.39%   4.31%    3.36%  06/30/85
 Premier Growth Equity Fund                  -7.02%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -10.23%   8.97%   11.56%  04/14/85
 Small-Cap Value Equity Fund                 12.53%     NA       NA   05/01/00
 U.S. Equity Fund                            -6.34%  11.23%      NA   01/02/95
 Value Equity Fund                           -6.63%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -38.19%   5.81%      NA   09/13/93
 Balanced Portfolio -- Service Shares        -2.69%  13.08%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -20.01%              NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -14.82%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -35.86%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -23.15%   7.79%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -21.65%   8.92%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -20.82%   9.77%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -23.08%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -14.15%   6.19%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                               -3.05%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -22.69%   9.41%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                 -14.16%  12.09%   13.07%  04/03/85
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -10.13%  14.38%   12.45%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                  -8.19%   5.73%           07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                               10.10%     NA       NA   02/16/99
 High Yield Portfolio -- Administrative
  Class Shares (formerly, High Yield Bond
  Portfolio)                                  4.74%     NA       NA   04/30/98
 Long-Term U.S. Government Portfolio --
  Administrative Class Shares (formerly,
  Long-Term U.S. Government Bond
  Portfolio)                                  8.32%     NA       NA   04/30/99
 Total Return Portfolio -- Administrative
  Class Shares (formerly, Total Return
  Bond Portfolio)                            10.90%     NA       NA   05/07/97

                                                  For the  For the  For the
                                                   1-year   5-year  10-year
                                                   period   period   period  Portfolio
                                                   ended    ended    ended   Inception
                                                  12/31/01 12/31/01 12/31/01   Date*
--------------------------------------------------------------------------------------
Rydex Variable Trust
 OTC Fund                                          -33.67%    NA       NA    12/24/97
--------------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Fund, Inc. -- Income Fund and the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance information is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund --
 Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust --
 VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II --
 International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II --SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable
Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Statement of Additional Information
Table of Contents

                                                                           Page
The Contracts.............................................................   3
  Transfer of Annuity Units...............................................   3
  Net Investment Factor...................................................   3

Termination of Participation Agreements...................................   3

Calculation of Performance Data...........................................   4
  Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market
   Fund and the Dreyfus Variable Investment Fund -- Money Market
   Portfolio..............................................................   5
  Other Subaccounts.......................................................   6
  Other Performance Data..................................................   7

Federal Tax Matters.......................................................   7
  Taxation of The Company.................................................   7
  IRS Required Distributions..............................................   8

General Provisions........................................................   8
  Using the Contracts as Collateral.......................................   8
  The Beneficiary.........................................................   8
  Non-Participating.......................................................   9
  Misstatement of Age or Gender...........................................   9
  Incontestability........................................................   9
  Trust as Owner or Beneficiary...........................................   9
  Written Notice..........................................................   9

Distribution of the Contracts.............................................   9

Legal Developments Regarding Employment-Related Benefit Plans.............   9

Experts...................................................................   9

Financial Statements......................................................  10



                 GE Capital Life Assurance Company of New York
                           125 Park Avenue, 6th floor
                         New York, New York 10017-5529

                                 Service Center
                             6610 West Broad Street
                               Richmond, VA 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

  GE Capital Life
  Variable Annuity Service Center
  6610 West Broad Street
  Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for GE Capital Life Separate Account II, Contract Form NY1155 4/00 to:

  Name: ________________________________________

  Address: _____________________________________
                      Street

   _____________________________________________
        City          State                 Zip

  Signature of Requestor: ______________________
                                   Date

                      GE Capital Life Separate Account II

                                    Part B

                      Statement of Additional Information
                                    For the
              Flexible Premium Variable Deferred Annuity Contract
                               Form NY1155 4/00

                                  Offered by

                 GE Capital Life Assurance Company of New York
                          125 Park Avenue, 6th Floor
                         New York, New York 10017-5529

                                Service Center
                            6610 West Broad Street
                              Richmond, VA 23230
                                (800) 313-5282

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named flexible premium variable deferred annuity Contract offered by GE Capital Life Assurance Company of New York. You may obtain a copy of the prospectus dated May 1, 2002, as amended June 28, 2002, by calling (800) 313-5282, or by contacting us at our Service Center at the address or telephone number listed above. The prospectus is also available on the SEC's website at http://www.sec.gov. Terms used in the current prospectus for the Contract are incorporated in this Statement.


                  This Statement of Additional Information is
            not a prospectus and should be read only in conjunction
          with the prospectuses for the contract and the portfolios.

Dated May 1, 2002, as amended June 28, 2002.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
The Contracts.............................................................   3
  Transfer of Annuity Units...............................................   3
  Net Investment Factor...................................................   3


Termination of Participation Agreements...................................   3


Calculation of Performance Data...........................................   4
  Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market
   Fund and the Dreyfus Variable Investment Fund -- Money Market
   Portfolio..............................................................   5
  Other Subaccounts.......................................................   6
  Other Performance Data..................................................   7


Federal Tax Matters.......................................................   7
  Taxation of The Company.................................................   7
  IRS Required Distributions..............................................   8


General Provisions........................................................   8
  Using the Contracts as Collateral.......................................   8
  The Beneficiary.........................................................   8
  Non-Participating.......................................................   9
  Misstatement of Age or Gender...........................................   9
  Incontestability........................................................   9
  Trustee.................................................................   9
  Written Notice..........................................................   9


Distribution of the Contracts.............................................   9


Legal Developments Regarding Employment-Related Benefit Plans.............   9


Experts...................................................................   9


Financial Statements......................................................  10

The Contracts

Transfer of Annuity Units

   At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

   The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

  (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

  (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

  (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

   If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amounts requested. The Company will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

   The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a Contract for a Valuation Period is (a) divided by (b) minus (c) where:

  (a) is the result of:

    (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period, plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined, minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

    (4) any amount charged against that Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount; and

  (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

  (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge; this factor is shown in your contract.

   We will value their assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

   AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Alliance Variable Products Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("The Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contracts to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice unless a shorter time is agreed to.

   MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Van Kampen Life Investment Trust. This agreement may be terminated by the parties on 60 days' advance written notice.

Calculation of Performance Data

   From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund


   From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in contract value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.50% of Contract Value held in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value). (We may also show yield reflecting the maximum mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue (deducted daily at an effective annual rate of 1.30% of assets in the Separate Account)). The annual contract charge is only deducted if Contract Value at the time of deduction is $40,000 or less. We assume for the purposes of the yield calculation that this charge will be waived. Yield calculations do not take into account the surrender charge under the Contract. Current Yield will be calculated according to the following formula:


  Current Yield = ((NCP - ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the Subaccount (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value on the first day of the seven-day period.

  We may also quote the effective yield of the Subaccount investing in the GE Investment Fund -- Money Market Portfolio or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:


  Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1 where:

  NCP = the net change in the value of the Subaccount (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value for the first day of the seven-day period.

  The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund's or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Subaccount's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for its corresponding money market portfolio.

  Yield calculations do not take into account the surrender charge under the contract or charges for the enhanced payment benefit.

  Current Yield 0.12% as of December 31, 2002


  Effective Yield 0.12% as of December 31, 2002


  Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

  Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. We assume in our calculations of standard average total returns that the Owner elected the enhanced payment benefit. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that began before the contract was available, performance data will be based on the performance of the underlying portfolios, adjusted for the level of the Separate Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

  1. We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment portfolio (after deductions for portfolio charges and expenses (assuming the current applicable fee waivers and reimbursements continue), the administrative expense charge (deducted daily at an effective annual rate of 0.15% of Contract Value held in the Separate Account), the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.50% of Contract Value held in the Separate Account), and the optional enhanced payment charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account).

  2. The annual contract charge is $30 deducted at the beginning of each contract Year and is waived if the Contract Value is more than $40,000 at the time the charge is due. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to .10% of Contract Value.

  3. The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Standardized total return for periods of five years or less will therefore reflect the deduction of a surrender charge.

  4. Standardized total return considers the charge for the enhanced payment benefit.

  5. Standardized total return does not reflect the deduction of any premium taxes.

  6. Standardized total return will then be calculated according to the following formula:

  TR =  (ERV/P)1/N - 1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

  Past Performance is not a Guarantee or Projection of Future Results.

   The Funds have provided the price information used to calculate the performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

  We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR = (ERV/P) - 1

where:

  CTR = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

  Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

Federal Tax Matters

Taxation of the Company

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Federal Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the Separate Account may also be made.

IRS Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed (1) within five years after the date of that Owner's death, or (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

General Provisions

Using the Contracts as Collateral

   A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

The Beneficiary

   You may select one or more primary and contingent beneficiaries during your lifetime upon application or by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

   The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

   If an Annuitant's age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, an adjustment including interest on the amount of the overpayment will be made to the next payment(s). Any underpayments will be credited with interest on the amount of the underpayment and must be paid in full with the next payment. The interest rate used will be 3% per annum, unless otherwise required by law.

Incontestability

   We will not contest the contract.

Trust as Owner or Beneficiary

   If a trust is named as the Owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

   Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and each Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Contracts

   The offering is continuous, and Capital Brokerage Corporation does not anticipate discontinuing the offering of the contracts. However, the Company does reserve the right to discontinue the offering of the contracts.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Experts

   The financial statements of GE Capital Life Assurance Company of New York as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Capital Life Separate Account II as of December 31, 2001 and for each of the years or lesser periods in the two-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Financial Statements

   This Statement of Additional Information contains financial statements for GE Capital Life Assurance Company of New York (the Company) as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Capital Life Separate Account II, as of December 31, 2001 and for each of the years or lesser periods in the two-year period then ended.

   The financial statements of the Company included herein should be distinguished from the financial statements of GE Capital Life Separate Account II and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

   Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in GE Capital Life Separate Account II.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-13

Statements of Changes in Net Assets........................................ F-24

Notes to Financial Statements.............................................. F-42

                         INDEPENDENT AUDITORS' REPORT

Contractholders
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

  We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund-Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2--Growth & Income and Mid Cap Portfolios; the Oppenheimer Variable Account Funds--High Income, Bond, Aggressive Growth, Capital Appreciation, and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares--High Income Bond Fund II; the Janus Aspen Series--Balanced, Aggressive Growth, Growth, Worldwide Growth, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth, and Worldwide Growth Portfolios; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the PIMCO Variable Insurance Trust-- Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Growth, and AIM V.I. Value Funds; the Dreyfus--Dreyfus Investment Portfolios--Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the MFS Variable Insurance Trust--MFS Investors Growth Stock, MFS Investors Trust, MFS New Discovery, and MFS Utility Series; the Rydex Variable Trust--OTC Fund; and the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios) as of December 31, 2001, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2001, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for the year or lesser period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                         GE Investments Funds, Inc.
                   -------------------------------------------------------------------------------------------------------------
                    S&P 500     Money    Total  International Real Estate Global    Mid-Cap                U.S.       Premier
                     Index     Market   Return     Equity     Securities  Income  Value Equity  Income    Equity   Growth Equity
                      Fund      Fund     Fund       Fund         Fund      Fund       Fund       Fund      Fund        Fund
                   ---------- --------- ------- ------------- ----------- ------- ------------ --------- --------- -------------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund (414,598
  shares,
  cost --
   $10,138,641)..  $8,785,341       --      --         --           --        --        --           --        --          --
 Money Market
  Fund (6,352,586
  shares,
  cost --
   $6,352,586)...         --  6,352,586     --         --           --        --        --           --        --          --
 Total Return
  Fund (68,221
  shares, cost --
   $1,039,935)...         --        --  988,521        --           --        --        --           --        --          --
 International
  Equity Fund
  (32,732 shares,
  cost --
   $363,351).....         --        --      --     271,024          --        --        --           --        --          --
 Real Estate
  Securities Fund
  (15,827 shares,
  cost --
   $224,013).....         --        --      --         --       233,916       --        --           --        --          --
 Global Income
  Fund (18,020
  shares, cost --
   $169,358).....         --        --      --         --           --    168,485       --           --        --          --
 Mid-Cap Value
  Equity Fund
  (60,248 shares,
  cost --
   $967,400).....         --        --      --         --           --        --    943,486          --        --          --
 Income Fund
  (101,797 share,
  cost --
   $1,263,907)...         --        --      --         --           --        --        --     1,248,036       --          --
 U.S. Equity Fund
  (100,730
  shares, cost --
   $3,428,729)...         --        --      --         --           --        --        --           --  3,244,517         --
 Premier Growth
  Equity Fund
  (27,828 shares,
  cost --
   $2,081,718)...         --        --      --         --           --        --        --           --        --    1,929,601
 Value Equity
  Fund (2,579
  shares, cost --
   $23,355)......         --        --      --         --           --        --        --           --        --          --
 Small-Cap Value
  Equity Fund
  (9,601 shares,
  cost --
   $113,614).....         --        --      --         --           --        --        --           --        --          --
Dividend
 Receivable......         --        --      --         --           --        --        --           --        --          --
Receivable from
 affiliate (note
 4)..............         --      1,696     --         --           --        --        --           --        --          --
Receivable for
 units sold......       1,447       --    2,633        --           --        739     3,655        3,120       --          500
                   ---------- --------- -------    -------      -------   -------   -------    --------- ---------   ---------
 Total assets....   8,786,788 6,354,282 991,154    271,024      233,916   169,224   947,141    1,251,156 3,244,517   1,930,101
                   ---------- --------- -------    -------      -------   -------   -------    --------- ---------   ---------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       4,800     2,932     504        148          111        94       483          623     1,615         927
Payable for units
 withdrawn.......       1,895     2,988     --         --           233       --        --           --        --          --
                   ---------- --------- -------    -------      -------   -------   -------    --------- ---------   ---------
 Total
  liabilities....       6,695     5,920     504        148          344        94       483          623     1,615         927
                   ---------- --------- -------    -------      -------   -------   -------    --------- ---------   ---------
Net assets
 attributable to
 variable
 deferred annuity
 contractholders.. $8,780,093 6,348,362 990,650    270,876      233,572   169,130   946,658    1,250,533 3,242,902   1,929,174
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Outstanding
 units: Type I...     867,363   551,692  86,294     32,993       18,334    18,108    72,587      107,991   290,715     217,761
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Net asset value
 per unit: Type
 I...............  $     9.84     11.29   11.48       8.21        12.74      9.34     11.85        11.58     11.09        8.76
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Outstanding
 units: Type II..      24,366   108,666     --         --           --        --      9,068          --      2,014       2,290
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Net asset value
 per unit: Type
 II..............  $     9.17      1.01     --         --           --        --       9.54          --       9.24        9.31
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Outstanding
 units: Type
 III.............       2,381     9,904     --         --           --        --        --           --         28          29
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
Net asset value
 per unit: Type
 III.............  $     9.16      1.01     --         --           --        --        --           --       9.23        9.30
                   ========== ========= =======    =======      =======   =======   =======    ========= =========   =========
                                 Small-Cap
                   Value Equity Value Equity
                       Fund         Fund
                   ------------ ------------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund (414,598
  shares,
  cost --
   $10,138,641)..        --           --
 Money Market
  Fund (6,352,586
  shares,
  cost --
   $6,352,586)...        --           --
 Total Return
  Fund (68,221
  shares, cost --
   $1,039,935)...        --           --
 International
  Equity Fund
  (32,732 shares,
  cost --
   $363,351).....        --           --
 Real Estate
  Securities Fund
  (15,827 shares,
  cost --
   $224,013).....        --           --
 Global Income
  Fund (18,020
  shares, cost --
   $169,358).....        --           --
 Mid-Cap Value
  Equity Fund
  (60,248 shares,
  cost --
   $967,400).....        --           --
 Income Fund
  (101,797 share,
  cost --
   $1,263,907)...        --           --
 U.S. Equity Fund
  (100,730
  shares, cost --
   $3,428,729)...        --           --
 Premier Growth
  Equity Fund
  (27,828 shares,
  cost --
   $2,081,718)...        --           --
 Value Equity
  Fund (2,579
  shares, cost --
   $23,355)......     23,241          --
 Small-Cap Value
  Equity Fund
  (9,601 shares,
  cost --
   $113,614).....        --       115,310
Dividend
 Receivable......        --           --
Receivable from
 affiliate (note
 4)..............        --           --
Receivable for
 units sold......        --           --
                   ------------ ------------
 Total assets....     23,241      115,310
                   ------------ ------------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............         11           54
Payable for units
 withdrawn.......        --           --
                   ------------ ------------
 Total
  liabilities....         11           54
                   ------------ ------------
Net assets
 attributable to
 variable
 deferred annuity
 contractholders..    23,230      115,256
                   ============ ============
Outstanding
 units: Type I...        --           --
                   ============ ============
Net asset value
 per unit: Type
 I...............        --           --
                   ============ ============
Outstanding
 units: Type II..      2,533        9,466
                   ============ ============
Net asset value
 per unit: Type
 II..............       9.17        10.74
                   ============ ============
Outstanding
 units: Type
 III.............        --         1,266
                   ============ ============
Net asset value
 per unit: Type
 III.............        --         10.73
                   ============ ============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                           Variable Insurance Products    Variable Insurance    Variable Insurance
                                       Fund                Products Fund II      Products Fund III
                          ------------------------------ -------------------- -----------------------
                           Equity-                         Asset              Growth &     Growth
                            Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ---------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (95,931 shares,
  cost -- $2,268,801)...  $2,182,424       --       --        --         --         --         --
 Growth Portfolio
  (70,692 shares,
  cost -- $3,147,296)...         --  2,375,954      --        --         --         --         --
 Overseas Portfolio
  (45,842 shares,
  cost -- $865,548).....         --        --   636,292       --         --         --         --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (27,140 shares,
  cost -- $422,054).....         --        --       --    393,799        --         --         --
 Contrafund Portfolio
  (153,445 shares,
  cost -- $3,786,695)...         --        --       --        --   3,088,852        --         --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio (98,247
  shares, cost --
   $1,388,081)..........         --        --       --        --         --   1,295,880        --
 Growth Opportunities
  Portfolio (55,195
  shares, cost --
   $1,069,687)..........         --        --       --        --         --         --     835,096
Dividend Receivable.....         --        --       --        --         --         --         --
Receivable from
 affiliate (note 4).....         --        --       --        --         --         --         --
Receivable for units
 sold...................       2,904       --       --        155        --       1,687        --
                          ---------- ---------  -------   -------  ---------  ---------    -------
 Total assets...........   2,185,328 2,375,954  636,292   393,954  3,088,852  1,297,567    835,096
                          ---------- ---------  -------   -------  ---------  ---------    -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       1,169     1,418      369       229      1,828        703        490
Payable for units
 withdrawn..............         --      1,724      339       --           7        --         380
                          ---------- ---------  -------   -------  ---------  ---------    -------
 Total liabilities......       1,169     3,142      708       229      1,835        703        870
                          ---------- ---------  -------   -------  ---------  ---------    -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,184,159 2,372,812  635,584   393,725  3,087,017  1,296,864    834,226
                          ========== =========  =======   =======  =========  =========    =======
Outstanding units: Type
 I......................     205,859   220,112   76,209    38,600    292,608    129,686    107,227
                          ========== =========  =======   =======  =========  =========    =======
Net asset value per
 unit: Type I...........  $    10.61     10.78     8.34     10.20      10.55      10.00       7.78
                          ========== =========  =======   =======  =========  =========    =======
Outstanding units: Type
 II.....................         --        --       --        --         --         --         --
                          ========== =========  =======   =======  =========  =========    =======
Net asset value per
 unit: Type II..........  $      --        --       --        --         --         --         --
                          ========== =========  =======   =======  =========  =========    =======
Outstanding units: Type
 III....................         --        --       --        --         --         --         --
                          ========== =========  =======   =======  =========  =========    =======
Net asset value per
 unit: Type III.........  $      --        --       --        --         --         --         --
                          ========== =========  =======   =======  =========  =========    =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                           Variable Insurance  Variable Insurance   Variable Insurance
                            Products Fund --   Products Fund II -- Products Fund III --
                             Service Class 2      Service Class 2     Service Class 2
                           ------------------- ------------------- ----------------------
                            Equity-                                 Growth &
                            Income    Growth       Contrafund        Income     Mid Cap
                           Portfolio Portfolio      Portfolio      Portfolio   Portfolio
                           --------- --------- ------------------- ----------  ----------
 Assets
 Investments in Variable
  Insurance Products
  Fund -- Service Class
  2, at fair value (note
  2):
  Equity-Income Portfolio
   (7,577 shares, cost --
    $166,476)............  $171,163      --             --                --           --
  Growth Portfolio (1,765
   shares, cost --
    $59,445).............       --    58,856            --                --           --
 Investments in Variable
  Insurance Products Fund
  II -- Service Class 2,
  at fair value (note 2):
  Contrafund Portfolio
   (1,820 shares, cost --
    $36,221).............       --       --          36,406               --           --
 Investments in Variable
  Insurance Products Fund
  III -- Service Class 2,
  at fair value (note 2):
  Growth & Income
   Portfolio (3,147
   shares, cost --
    $39,135).............       --       --             --             41,136          --
  Mid Cap Portfolio
   (5,859 shares, cost --
    $111,261)............       --       --             --                --       114,189
 Dividend Receivable.....       --       --             --                --           --
 Receivable from
  affiliate (note 4).....       --       --             --                --           --
 Receivable for units
  sold...................       --     2,125            --                290          218
                           --------   ------         ------         ---------   ----------
  Total assets...........   171,163   60,981         36,406            41,426      114,407
                           --------   ------         ------         ---------   ----------
 Liabilities
 Accrued expenses payable
  to affiliate (note 4)..        81       25             12                21           46
 Payable for units
  withdrawn..............       461      --             --                --           --
                           --------   ------         ------         ---------   ----------
  Total liabilities......       542       25             12                21           46
                           --------   ------         ------         ---------   ----------
 Net assets attributable
  to variable deferred
  annuity
  contractholders........  $170,621   60,956         36,394            41,405      114,361
                           ========   ======         ======         =========   ==========
 Outstanding units: Type
  I......................       --       --             --                --           --
                           ========   ======         ======         =========   ==========
 Net asset value per
  unit: Type I...........  $    --       --             --                --           --
                           ========   ======         ======         =========   ==========
 Outstanding units: Type
  II.....................    16,406    6,389          3,048             4,205        9,631
                           ========   ======         ======         =========   ==========
 Net asset value per
  unit: Type II..........  $   9.24     8.89           9.44              9.49        10.21
                           ========   ======         ======         =========   ==========
 Outstanding units: Type
  III....................     2,062      468            808               158        1,571
                           ========   ======         ======         =========   ==========
 Net asset value per
  unit: Type III.........  $   9.23     8.88           9.43              9.47        10.20
                           ========   ======         ======         =========   ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                Oppenheimer Variable Account
                                   Oppenheimer Variable Account Funds             Funds -- Class 2 Shares
                          ----------------------------------------------------- --------------------------------
                            High             Aggressive   Capital     Multiple    Global          Main Street
                           Income    Bond      Growth   Appreciation Strategies Securities      Growth & Income
                          Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA     Fund/VA           Fund/VA
                          -------- --------- ---------- ------------ ---------- -------------   ----------------
Assets
Investments in
 Oppenheimer Variable
 Accounts Fund, at fair
 value (note 2):
 High Income Fund/VA
  (103,250 shares,
  cost -- $955,520).....  $881,753       --        --          --         --                --                 --
 Bond Fund/VA (171,086
  shares, cost --
   $1,924,154)..........       --  1,917,869       --          --         --                --                 --
 Aggressive Growth
  Fund/VA (27,550
  shares, cost --
   $2,099,792)..........       --        --  1,121,825         --         --                --                 --
 Capital Appreciation
  Fund/VA (49,099
  shares, cost --
   $2,131,723)..........       --        --        --    1,796,054        --                --                 --
 Multiple Strategies
  Fund/VA (59,875
  shares, cost --
   $953,495)............       --        --        --          --     922,081               --                 --
Investments in
 Oppenheimer Variable
 Accounts Fund -- Class
 2 Shares, at fair value
 (note 2):
 Global Securities
  Fund/VA (1,736 shares,
  cost -- $38,252)......       --        --        --          --         --             39,556                --
 Main Street Growth &
  Income Bond Fund/VA
  (7,057 shares, cost --
   $130,859)............       --        --        --          --         --                --             133,739
Dividend Receivable.....       --        --        --          --         --                --                 --
Receivable from
 affiliate (note 4).....       --        --        --          --         --                --                 --
Receivable for units
 sold...................       508       868        57       2,703        --                 28                  8
                          -------- --------- ---------   ---------    -------     -------------     --------------
 Total assets...........   882,261 1,918,737 1,121,882   1,798,757    922,081            39,584            133,747
                          -------- --------- ---------   ---------    -------     -------------     --------------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       483     1,035       724         972        472                16                 64
Payable for units
 withdrawn..............       --        --        --          --           7               --                 --
                          -------- --------- ---------   ---------    -------     -------------     --------------
 Total liabilities......       483     1,035       724         972        479                16                 64
                          -------- --------- ---------   ---------    -------     -------------     --------------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $881,778 1,917,702 1,121,158   1,797,785    921,602            39,568            133,683
                          ======== ========= =========   =========    =======     =============     ==============
Outstanding units: Type
 I......................    95,224   174,178   105,970     144,983     79,586               --                 --
                          ======== ========= =========   =========    =======     =============     ==============
Net asset value per
 unit: Type I...........  $   9.26     11.01     10.58       12.40      11.58               --                 --
                          ======== ========= =========   =========    =======     =============     ==============
Outstanding units: Type
 II.....................       --        --        --          --         --              3,283             12,321
                          ======== ========= =========   =========    =======     =============     ==============
Net asset value per
 unit: Type II..........  $    --        --        --          --         --               9.41               9.21
                          ======== ========= =========   =========    =======     =============     ==============
Outstanding units: Type
 III....................       --        --        --          --         --                924              2,197
                          ======== ========= =========   =========    =======     =============     ==============
Net asset value per
 unit: Type III.........  $    --        --        --          --         --               9.39               9.20
                          ======== ========= =========   =========    =======     =============     ==============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                     Federated Insurance
                                                                          Series --
                                  Federated Insurance Series            Service Shares
                          ------------------------------------------ -------------------
                          American    High             International     High Income
                          Leaders  Income Bond Utility Small Company        Bond
                          Fund II    Fund II   Fund II    Fund II          Fund II
                          -------- ----------- ------- ------------- -------------------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (46,934 shares,
  cost -- $930,511).....  $903,483       --        --       --                --
 High Income Bond Fund
  II (40,405 shares,
  cost -- $372,307).....       --    311,927       --       --                --
 Utility Fund II (53,534
  shares, cost --
   $699,774)............       --        --    555,152      --                --
 International Small
  Company Fund II (21
  shares, cost --
   $116)................       --        --        --       117               --
Investments in Federated
 Insurance Series --
  Service Shares, at
 fair value (note 2):
 High Income Bond Fund
  II (2,848 shares,
  cost -- $21,909)......       --        --        --       --             21,986
Dividend Receivable.....       --        --        --       --                --
Receivable from
 affiliate (note 4).....       --        --        --       --                --
Receivable for units
 sold...................       230       --        --       116               --
                          --------   -------   -------     ----            ------
 Total assets...........   903,713   311,927   555,152      233            21,986
                          --------   -------   -------     ----            ------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       480       182       297      --                  9
Payable for units
 withdrawn..............       --        --        --       --                --
                          --------   -------   -------     ----            ------
 Total liabilities......       480       182       297      --                  9
                          --------   -------   -------     ----            ------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $903,233   311,745   554,855      233            21,977
                          ========   =======   =======     ====            ======
Outstanding units: Type
 I......................    86,104    35,628    66,291      --                --
                          ========   =======   =======     ====            ======
Net asset value per
 unit: Type I...........  $  10.49      8.75      8.37      --                --
                          ========   =======   =======     ====            ======
Outstanding units: Type
 II.....................       --        --        --        30             2,238
                          ========   =======   =======     ====            ======
Net asset value per
 unit: Type II..........  $    --        --        --      7.83              9.59
                          ========   =======   =======     ====            ======
Outstanding units: Type
 III....................       --        --        --       --                 53
                          ========   =======   =======     ====            ======
Net asset value per
 unit: Type III.........  $    --        --        --       --               9.58
                          ========   =======   =======     ====            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                        Janus Aspen Series
                          ------------------------------------------------------------------------------
                                     Aggressive           Worldwide Flexible  International   Capital
                           Balanced    Growth    Growth    Growth    Income      Growth     Appreciation
                          Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- ---------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Balanced Portfolio
  (260,310 shares,
  cost -- $6,570,005)...  $5,875,207       --         --        --       --           --           --
 Aggressive Growth
  Portfolio (169,924
  shares, cost --
   $8,275,098)..........         --  3,734,940        --        --       --           --           --
 Growth Portfolio
  (159,807 shares,
  cost -- $4,800,297)...         --        --   3,176,961       --       --           --           --
 Worldwide Growth
  Portfolio (110,000
  shares, cost --
   $4,644,064)..........         --        --         --  3,139,411      --           --           --
 Flexible Income
  Portfolio (18,811
  shares, cost --
   $220,564)............         --        --         --        --   219,340          --           --
 International Growth
  Portfolio (70,402
  shares, cost --
   $2,516,420)..........         --        --         --        --       --     1,652,344          --
 Capital Appreciation
  Portfolio (224,723
  shares, cost --
   $6,539,332)..........         --        --         --        --       --           --     4,656,261
Dividend Receivable.....         --        --         --        --       --           --           --
Receivable from
 affiliate (note 4).....         --        --         --        --       --           --           --
Receivable for units
 sold...................         129     2,629        129       620    2,020          230          215
                          ---------- ---------  --------- ---------  -------    ---------    ---------
 Total assets...........   5,875,336 3,737,569  3,177,090 3,140,031  221,360    1,652,574    4,656,476
                          ---------- ---------  --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       3,519     2,608      1,991     1,973      121          995        2,945
Payable for units
 withdrawn..............         --        --         --        --       --           --           --
                          ---------- ---------  --------- ---------  -------    ---------    ---------
 Total liabilities......       3,519     2,608      1,991     1,973      121          995        2,945
                          ---------- ---------  --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $5,871,817 3,734,961  3,175,099 3,138,058  221,239    1,651,579    4,653,531
                          ========== =========  ========= =========  =======    =========    =========
Outstanding units: Type
 I......................     463,443   362,970    320,393   307,051   19,390      157,443      395,372
                          ========== =========  ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    12.67     10.29       9.91     10.22    11.41        10.49        11.77
                          ========== =========  ========= =========  =======    =========    =========
Outstanding units: Type
 II.....................         --        --         --        --       --           --           --
                          ========== =========  ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $      --        --         --        --       --           --           --
                          ========== =========  ========= =========  =======    =========    =========
Outstanding units: Type
 III....................         --        --         --        --       --           --           --
                          ========== =========  ========= =========  =======    =========    =========
Net asset value per
 unit: Type III.........  $      --        --         --        --       --           --           --
                          ========== =========  ========= =========  =======    =========    =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                     Janus Aspen Series -- Service Shares
                          ------------------------------------------------------------------------------------------
                          Global Life   Global   Aggressive             Capital              International Worldwide
                           Sciences   Technology   Growth   Balanced  Appreciation  Growth      Growth      Growth
                           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                          ----------- ---------- ---------- --------- ------------ --------- ------------- ---------
Assets
Investments in Janus
 Aspen Series -- Service
 Shares, at fair value
 (note 2):
 Global Life Sciences
  Portfolio (1,495
  shares, cost --
   $11,226).............    $11,589        --         --         --         --         --          --          --
 Global Technology
  Portfolio (5,293
  shares, cost --
   $20,642).............        --      21,596        --         --         --         --          --          --
 Aggressive Growth
  Portfolio (1,627
  shares, cost --
   $34,232).............        --         --      35,349        --         --         --          --          --
 Balanced Portfolio
  (14,958 shares,
  cost -- $348,787).....        --         --         --     348,678        --         --          --          --
 Capital Appreciation
  Portfolio (2,379
  shares, cost --
   $48,722).............        --         --         --         --      48,932        --          --          --
 Growth Portfolio (2,028
  shares, cost --
   $40,484).............        --         --         --         --         --      40,082         --          --
 International Growth
  Portfolio (812 shares,
  cost -- $18,359)......        --         --         --         --         --         --       18,912         --
 Worldwide Growth
  Portfolio (850 shares,
  cost -- $23,423)......        --         --         --         --         --         --          --       24,136
Dividend Receivable.....        --         --         --         --         --         --          --          --
Receivable from
 affiliate (note 4).....        --         --         --         --         --         --          --          --
Receivable for units
 sold...................        --         --         304      1,605        --         --          --          304
                            -------     ------     ------    -------     ------     ------      ------      ------
 Total assets...........     11,589     21,596     35,653    350,283     48,932     40,082      18,912      24,440
                            -------     ------     ------    -------     ------     ------      ------      ------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..          6         10         17        163         24         19           7          11
Payable for units
 withdrawn..............        --         --         --         --         --         --          --          --
                            -------     ------     ------    -------     ------     ------      ------      ------
 Total liabilities......          6         10         17        163         24         19           7          11
                            -------     ------     ------    -------     ------     ------      ------      ------
Net assets attributable
 to variable deferred
 annuity
 contractholders........    $11,583     21,586     35,636    350,120     48,908     40,063      18,905      24,429
                            =======     ======     ======    =======     ======     ======      ======      ======
Outstanding units: Type
 I......................        --         --         --         --         --         --          --          --
                            =======     ======     ======    =======     ======     ======      ======      ======
Net asset value per
 unit: Type I...........    $   --         --         --         --         --         --          --          --
                            =======     ======     ======    =======     ======     ======      ======      ======
Outstanding units: Type
 II.....................      1,137      2,389      4,528     33,503      3,985      4,940       1,742       2,421
                            =======     ======     ======    =======     ======     ======      ======      ======
Net asset value per
 unit: Type II..........    $ 10.19       7.93       7.87       9.72       8.58       8.11        8.55        8.54
                            =======     ======     ======    =======     ======     ======      ======      ======
Outstanding units: Type
 III....................        --         333        --       2,523      1,718        --          470         440
                            =======     ======     ======    =======     ======     ======      ======      ======
Net asset value per
 unit: Type III.........    $   --        7.93        --        9.70       8.57        --         8.54        8.53
                            =======     ======     ======    =======     ======     ======      ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                PBHG Insurance Series   Goldman Sachs Variable     Salomon Brothers Variable
                         Alger American Fund         Fund, Inc.            Insurance Trust             Series Funds Inc.
                       ------------------------ ----------------------  ------------------------- ---------------------------
                                                   PBHG
                           Small      LargeCap  Large Cap      PBHG                                                    Total
                       Capitalization  Growth     Growth    Growth II   Growth and    Mid Cap     Strategic Investors Return
                         Portfolio    Portfolio Portfolio   Portfolio   Income Fund  Value Fund   Bond Fund   Fund     Fund
                       -------------- --------- ----------  ----------  ------------ ------------ --------- --------- -------
Assets
Investments in Alger
 American Fund, at
 fair value (note 2):
 Small Capitalization
  Portfolio (52,984
  shares, cost --
   $1,462,176).......     $876,880          --          --          --          --            --       --        --       --
 LargeCap Growth
  Portfolio (33,785
  shares, cost --
   $1,744,884).......          --     1,242,284         --          --          --            --       --        --       --
Investments in PBHG
 Insurance Series
 Fund, Inc., at fair
 value (note 2):
 PBHG Large Cap
  Growth Portfolio
  (55,418 shares,
  cost --
   $1,439,478).......          --           --      975,363         --          --            --       --        --       --
 PBHG Growth II
  Portfolio (53,731
  shares, cost --
   $1,266,685).......          --           --          --      603,939         --            --       --        --       --
Investments in
 Goldman Sachs
 Variable Insurance
 Trust, at fair value
 (note 2):
 Growth and Income
  Fund (43,774
  shares, cost --
   $450,316).........          --           --          --          --      408,413           --       --        --       --
 Mid Cap Value Fund
  (131,881 shares,
  cost --
   $1,316,459).......          --           --          --          --          --      1,488,936      --        --       --
Investments in
 Salomon Brothers
 Variable Series
 Funds Inc., at fair
 value (note 2):
 Strategic Bond Fund
  (15,713 shares,
  cost $159,738).....          --           --          --          --          --            --   157,441       --       --
 Investors Fund
  (19,312 shares,
  cost -- $254,630)..          --           --          --          --          --            --       --    247,007      --
 Total Return Fund
  (9,788 shares,
  cost -- $103,523)..          --           --          --          --          --            --       --        --   101,696
Dividend Receivable..          --           --          --          --          --            --       --        --       --
Receivable from
 affiliate (note 4)..          --           --          --          --          --            --       --        --       --
Receivable for units
 sold................          195          451         --          141         300           --       --      2,248      --
                          --------    ---------  ----------  ----------  ----------  ------------  -------   -------  -------
 Total assets........      877,075    1,242,735     975,363     604,080     408,713     1,488,936  157,441   249,255  101,696
                          --------    ---------  ----------  ----------  ----------  ------------  -------   -------  -------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)............          540          742         530         378         221           824       72       119       48
Payable for units
 withdrawn...........          --           --          --          --          --            549      --        --       --
                          --------    ---------  ----------  ----------  ----------  ------------  -------   -------  -------
 Total liabilities...          540          742         530         378         221         1,373       72       119       48
                          --------    ---------  ----------  ----------  ----------  ------------  -------   -------  -------
Net assets
 attributable to
 variable deferred
 annuity
 contractholders.....     $876,535    1,241,993     974,833     603,702     408,492     1,487,563  157,369   249,136  101,648
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Outstanding units:
 Type I..............      120,238      116,401      81,850      62,951      49,039       110,847   14,114    22,165    9,589
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Net asset value per
 unit: Type I........     $   7.29        10.67       11.91        9.59        8.33         13.42    11.15     11.24    10.60
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Outstanding units:
 Type II ............          --           --          --          --          --            --       --        --       --
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Net asset value per
 unit: Type II.......     $    --           --          --          --          --            --       --        --       --
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Outstanding units:
 Type III............          --           --          --          --          --            --       --        --       --
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======
Net asset value per
 unit: Type III......     $    --           --          --          --          --            --       --        --       --
                          ========    =========  ==========  ==========  ==========  ============  =======   =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                   PIMCO Variable Insurance Trust           AIM Variable Insurance Funds
                          ------------------------------------------------ ------------------------------
                                    Long-Term U.S.                           AIM V.I.
                           Foreign    Government   High Yield Total Return   Capital    AIM V.I. AIM V.I.
                            Bond         Bond         Bond        Bond     Appreciation  Growth   Value
                          Portfolio   Portfolio    Portfolio   Portfolio       Fund       Fund     Fund
                          --------- -------------- ---------- ------------ ------------ -------- --------
Assets
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (1,932 shares, cost --
   $18,993).............   $18,725         --           --          --           --         --       --
 Long-Term U.S.
  Government Bond
  Portfolio (23,090
  shares, cost --
   $255,435)............       --      237,139          --          --           --         --       --
 High Yield Bond
  Portfolio (7,235
  shares, cost --
   $56,923).............       --          --        57,012         --           --         --       --
 Total Return Bond
  Portfolio (23,181
  shares, cost --
   $234,182)............       --          --           --      229,259          --         --       --
Investments in AIM
 Variable Insurance
 Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (1,904 shares, cost --
   $42,652).............       --          --           --          --        41,361        --       --
 AIM V.I. Growth Fund
  (2,546 shares, cost --
   $40,516).............       --          --           --          --           --      41,681      --
 AIM V.I. Value Fund
  (7,328 shares, cost
  $172,590).............       --          --           --          --           --         --   171,115
Dividend Receivable.....        50         874          329         550          --         --       --
Receivable from
 affiliate (note 4).....       --          --           --          --           --         --       --
Receivable for units
 sold...................       --          538          --          805          --         --     1,675
                           -------     -------       ------     -------       ------     ------  -------
 Total assets...........    18,775     238,551       57,341     230,614       41,361     41,681  172,790
                           -------     -------       ------     -------       ------     ------  -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        10         123           26         105           18         19       84
Payable for units
 withdrawn..............       --          --           --          --           --         --       --
                           -------     -------       ------     -------       ------     ------  -------
 Total liabilities......        10         123           26         105           18         19       84
                           -------     -------       ------     -------       ------     ------  -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........   $18,765     238,428       57,315     230,509       41,343     41,662  172,706
                           =======     =======       ======     =======       ======     ======  =======
Outstanding units: Type
 I......................       --          --           --          --           --         --       --
                           =======     =======       ======     =======       ======     ======  =======
Net asset value per
 unit: Type I...........   $   --          --           --          --           --         --       --
                           =======     =======       ======     =======       ======     ======  =======
Outstanding units: Type
 II.....................     1,017      12,309        5,392      13,530        4,333      4,761   14,343
                           =======     =======       ======     =======       ======     ======  =======
Net asset value per
 unit: Type II..........   $ 10.35       10.67        10.04       10.56         8.92       8.75     9.06
                           =======     =======       ======     =======       ======     ======  =======
Outstanding units: Type
 III....................       797      10,046          317       8,306          302        --     4,725
                           =======     =======       ======     =======       ======     ======  =======
Net asset value per
 unit: Type III.........   $ 10.34       10.66        10.03       10.55         8.91        --      9.05
                           =======     =======       ======     =======       ======     ======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                                               Rydex
                                       Dreyfus                        MFS Variable Insurance Trust         Variable Trust
                         ------------------------------------ -------------------------------------------- --------------
                         Dreyfus Investment    The Dreyfus        MFS         MFS
                           Portfolios --        Socially       Investors   Investors  MFS New
                          Emerging Markets     Responsible    Growth Stock   Trust   Discovery MFS Utility
                             Portfolio      Growth Fund, Inc.    Series     Series    Series     Series       OTC Fund
                         ------------------ ----------------- ------------ --------- --------- ----------- --------------
Assets
Investments in Dreyfus,
 at fair value (note
 2):
 Dreyfus Investment
  Portfolios --
   Emerging Markets
  Portfolio
  (254 shares, cost --
   $2,198).............        $2,411               --              --         --        --         --           --
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (328
  shares,
  cost -- $8,773)......           --              8,757             --         --        --         --           --
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS Investors Growth
  Stock Series (2,472
  shares, cost --
   $23,196)............           --                --           23,901        --        --         --           --
 MFS Investors Trust
  Series (1,399 shares,
  cost -- $23,152).....           --                --              --      23,903       --         --           --
 MFS New Discovery
  Series (273 shares,
  cost -- $4,033)......           --                --              --         --      4,149        --           --
 MFS Utility Series
  (2,464 shares,
  cost -- $39,047).....           --                --              --         --        --      39,184          --
Investments in Rydex
 Variable Trust, at
 fair value (note 2):
 OTC Fund (179 shares,
  cost -- $2,667)......           --                --              --         --        --         --         2,649
Dividend Receivable....           --                --              --         --        --         --           --
Receivable from
 affiliate (note 4)....           --                --              --         --        --         --           --
Receivable for units
 sold..................           --                290             --          83       --         --           --
                               ------             -----          ------     ------     -----     ------        -----
 Total assets..........         2,411             9,047          23,901     23,986     4,149     39,184        2,649
                               ------             -----          ------     ------     -----     ------        -----
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............             1                 2              11         12         2         18            1
Payable for units
 withdrawn.............           --                --              --         --        --         --           --
                               ------             -----          ------     ------     -----     ------        -----
 Total liabilities.....             1                 2              11         12         2         18            1
                               ------             -----          ------     ------     -----     ------        -----
Net assets attributable
 to variable deferred
 annuity
 contractholders.......        $2,410             9,045          23,890     23,974     4,147     39,166        2,648
                               ======             =====          ======     ======     =====     ======        =====
Outstanding units: Type
 I.....................           --                --              --         --        --         --           --
                               ======             =====          ======     ======     =====     ======        =====
Net asset value per
 unit: Type I..........        $  --                --              --         --        --         --           --
                               ======             =====          ======     ======     =====     ======        =====
Outstanding units: Type
 II....................           245             1,048           2,249      2,238       428      4,890          308
                               ======             =====          ======     ======     =====     ======        =====
Net asset value per
 unit: Type II.........        $ 9.82              8.63            8.68       9.00      9.70       7.91         8.59
                               ======             =====          ======     ======     =====     ======        =====
Outstanding units: Type
 III...................           --                --              504        426       --          62          --
                               ======             =====          ======     ======     =====     ======        =====
Net asset value per
 unit: Type III........        $  --                --             8.67       8.99       --        7.90          --
                               ======             =====          ======     ======     =====     ======        =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                    Alliance Variable Products
                                                         Series Fund, Inc.
                                                   -----------------------------
                                                    Growth
                                                      and     Premier
                                                    Income    Growth    Quasar
                                                   Portfolio Portfolio Portfolio
                                                   --------- --------- ---------
Assets
Investments in Alliance Variable Product Series
 Fund Inc., at fair value (note 2):
 Growth and Income Portfolio (20,847 shares,
  cost -- $451,094)..............................  $459,260       --       --
 Premier Growth Portfolio (8,292 shares, cost --
   $200,502).....................................       --    207,291      --
 Quasar Portfolio (363 shares, cost -- $3,255)...       --        --     3,628
Dividend Receivable..............................       --        --       --
Receivable from affiliate (note 4)...............       --        --       --
Receivable for units sold........................     1,838       --       --
                                                   --------   -------    -----
 Total assets....................................   461,098   207,291    3,628
                                                   --------   -------    -----
Liabilities
Accrued expenses payable to affiliate (note 4)...       218       101        2
Payable for units withdrawn......................       --        617      --
                                                   --------   -------    -----
 Total liabilities...............................       218       718        2
                                                   --------   -------    -----
Net assets attributable to variable deferred
 annuity contractholders.........................  $460,880   206,573    3,626
                                                   ========   =======    =====
Outstanding units: Type I........................       --        --       --
                                                   ========   =======    =====
Net asset value per unit: Type I.................  $    --        --       --
                                                   ========   =======    =====
Outstanding units: Type II.......................    32,844    20,916      386
                                                   ========   =======    =====
Net asset value per unit: Type II................  $   9.29      8.85     9.39
                                                   ========   =======    =====
Outstanding units: Type III......................    16,785     2,429      --
                                                   ========   =======    =====
Net asset value per unit: Type III...............  $   9.28      8.84
                                                   ========   =======    =====

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                        GE Investments Funds, Inc.
                         --------------------------------------------------------------------------------------------
                          S&P 500    Money   Total   International Real Estate Global    Mid-Cap               U.S.
                           Index    Market  Return      Equity     Securities  Income  Value Equity Income    Equity
                           Fund      Fund    Fund        Fund         Fund      Fund       Fund      Fund      Fund
                         ---------  ------- -------  ------------- ----------- ------  ------------ -------  --------
                                                       Year Ended December 31, 2001
                         --------------------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $  90,436  216,767  25,252       2,590       7,863       --       6,507     59,747    21,990
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............    96,368   79,599   8,930       3,484       2,249     2,371      8,021     11,324    30,030
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............        97       41     --          --          --        --          37        --          9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............         9        5     --          --          --        --         --         --          1
                         ---------  ------- -------     -------      ------    ------    -------    -------  --------
Net investment income
 (expense)..............    (6,038) 137,122  16,322        (894)      5,614    (2,371)    (1,551)    48,423    (8,050)
                         ---------  ------- -------     -------      ------    ------    -------    -------  --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (240,383)     --   (1,970)     (4,466)      2,529       284      1,049      3,511   (21,638)
 Unrealized appreciation
  (depreciation)........  (748,036)     --  (41,009)    (60,554)      6,752    (1,193)   (39,008)   (15,928) (151,900)
 Capital gain
  distributions.........   108,993      --   12,226       1,135       2,228       --      33,284        --     11,802
                         ---------  ------- -------     -------      ------    ------    -------    -------  --------
Net realized and
 unrealized gain (loss)
 on investments.........  (879,426)     --  (30,753)    (63,885)     11,509      (909)    (4,675)   (12,417) (161,736)
                         ---------  ------- -------     -------      ------    ------    -------    -------  --------
Increase (decrease) in
 net assets from
 operations............. $(885,464) 137,122 (14,431)    (64,779)     17,123    (3,280)    (6,226)    36,006  (169,786)
                         =========  ======= =======     =======      ======    ======    =======    =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    GE Investments Funds, Inc. (continued)
                               -------------------------------------------------
                                  Premier         Value           Small-Cap
                               Growth Equity      Equity         Value Equity
                                   Fund            Fund              Fund
                               ------------- ---------------- ------------------
                                               Period From       Period From
                                Year Ended   November 6, 2001 September 17, 2001
                               December 31,  to December 31,   to December 31,
                                   2001            2001              2001
                               ------------- ---------------- ------------------
Investment income:
 Income -- Ordinary
  dividends..................    $   1,835          131               341
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type I (note 4)...........       19,177          --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type II (note 4)..........            8           11                46
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type III (note 4).........            1          --                  7
                                 ---------         ----             -----
Net investment income
 (expense)...................      (17,351)         120               288
                                 ---------         ----             -----
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....      (12,798)         --                  4
 Unrealized appreciation
  (depreciation).............     (135,409)        (114)            1,696
 Capital gain distributions..       56,373          --              3,053
                                 ---------         ----             -----
Net realized and unrealized
 gain (loss) on investments..      (91,834)        (114)            4,753
                                 ---------         ----             -----
Increase (decrease) in net
 assets from operations......    $(109,185)           6             5,041
                                 =========         ====             =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Variable Insurance           Variable Insurance    Variable Insurance
                                 Products Fund              Products Fund II      Products Fund III
                         -------------------------------  -------------------- ------------------------
                          Equity-                           Asset              Growth &      Growth
                           Income    Growth    Overseas    Manager  Contrafund  Income    Opportunities
                         Portfolio  Portfolio  Portfolio  Portfolio Portfolio  Portfolio    Portfolio
                         ---------  ---------  ---------  --------- ---------- ---------  -------------
                                  Year ended                   Year ended            Year ended
                               December 31, 2001           December 31, 2001      December 31, 2001
                         -------------------------------  -------------------- ------------------------
Investment income:
 Income -- Ordinary
  dividends............. $  20,281     1,662     22,838     10,626     24,331    11,649        2,652
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type I (note 4).......    24,515    32,785      7,828      4,632     44,451    15,737       10,903
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type II (note 4)......       --        --         --         --         --        --           --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type III (note 4).....       --        --         --         --         --        --           --
                         ---------  --------   --------    -------   --------  --------     --------
Net investment income
 (expense)..............    (4,234)  (31,123)    15,010      5,994    (20,120)   (4,088)      (8,251)
                         ---------  --------   --------    -------   --------  --------     --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (19,919) (148,415)   (25,408)    (9,394)  (115,243)  (79,894)     (20,204)
 Unrealized appreciation
  (depreciation)........  (128,852) (471,052)  (158,850)   (14,681)  (424,700)  (71,404)     (94,627)
 Capital gain
  distributions.........    56,980   156,196     36,099      3,985     85,875    37,400          --
                         ---------  --------   --------    -------   --------  --------     --------
Net realized and
 unrealized gain (loss)
 on investments.........   (91,791) (463,271)  (148,159)   (20,090)  (454,068) (113,898)    (114,831)
                         ---------  --------   --------    -------   --------  --------     --------
Increase (decrease) in
 net assets from
 operations............. $ (96,025) (494,394)  (133,149)   (14,096)  (474,188) (117,986)    (123,082)
                         =========  ========   ========    =======   ========  ========     ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Variable Insurance        Variable Insurance        Variable Insurance
                                Products Fund --         Products Fund II --      Products Fund III --
                                 Service Class 2           Service Class 2           Service Class 2
                         ------------------------------- ------------------- -------------------------------
                             Equity-
                             Income          Growth          Contrafund      Growth & Income     Mid Cap
                            Portfolio       Portfolio         Portfolio         Portfolio       Portfolio
                         --------------- --------------- ------------------- --------------- ---------------
                           Period from     Period from       Period from       Period from     Period from
                         August 13, 2001 October 4, 2001  October 18, 2001   August 31, 2001 August 31, 2001
                         to December 31, to December 31,   to December 31,   to December 31, to December 31,
                              2001            2001              2001              2001            2001
                         --------------- --------------- ------------------- --------------- ---------------
Investment income:
 Income -- Ordinary
  dividends.............     $  --             --                --                 --              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............        --             --                --                 --              --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............         69             23                 7                 19              37
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............         10              1                 4                  2               9
                             ------           ----               ---              -----           -----
Net investment income
 (expense)..............        (79)           (24)              (11)               (21)            (46)
                             ------           ----               ---              -----           -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       (895)           --                --                   3            (121)
 Unrealized appreciation
  (depreciation)........      4,687           (589)              185              2,001           2,928
 Capital gain
  distributions.........        --             --                --                 --              --
                             ------           ----               ---              -----           -----
Net realized and
 unrealized gain (loss)
 on investments.........      3,792           (589)              185              2,004           2,807
                             ------           ----               ---              -----           -----
Increase (decrease) in
 net assets from
 operations.............     $3,713           (613)              174              1,983           2,761
                             ======           ====               ===              =====           =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                  Oppenheimer Variable Account
                                 Oppenheimer Variable Account Funds                 Funds -- Class 2 Shares
                         ----------------------------------------------------- ----------------------------------
                           High             Aggressive   Capital     Multiple        Global         Main Street
                          Income    Bond      Growth   Appreciation Strategies     Securities     Growth & Income
                         Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA        Fund/VA           Fund/VA
                         --------  -------  ---------- ------------ ---------- ------------------ ---------------
                                                                                  Period from       Period from
                                                                               September 25, 2001 August 13, 2001
                                                                                to December 31,   to December 31,
                                    Year ended December 31, 2001                      2001             2001
                         ----------------------------------------------------- ------------------ ---------------
Investment income:
 Income -- Ordinary
  dividends............. $ 50,836   85,081     12,500       7,769     15,672           --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............    9,657   19,108     17,751      19,979      8,846           --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............      --       --         --          --         --             12                52
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............      --       --         --          --         --              4                11
                         --------  -------   --------    --------    -------         -----             -----
Net investment income
 (expense)..............   41,179   65,973     (5,251)    (12,210)     6,826           (16)              (63)
                         --------  -------   --------    --------    -------         -----             -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (9,144)   6,097   (266,179)    (49,052)    (4,537)            2               --
 Unrealized appreciation
  (depreciation)........  (39,598) (19,700)  (477,332)   (261,182)   (28,555)        1,304             2,880
 Capital gain
  distributions.........      --       --     195,038     116,589     20,933           --                --
                         --------  -------   --------    --------    -------         -----             -----
Net realized and
 unrealized gain (loss)
 on investments.........  (48,742) (13,603)  (548,473)   (193,645)   (12,159)        1,306             2,880
                         --------  -------   --------    --------    -------         -----             -----
Increase (decrease) in
 net assets from
 operations............. $ (7,563)  52,370   (553,724)   (205,855)    (5,333)        1,290             2,817
                         ========  =======   ========    ========    =======         =====             =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Federated Insurance
                                                                              Series --
                                  Federated Insurance Series                Service Shares
                         ----------------------------------------------- -------------------
                         American     High                International      High Income
                         Leaders   Income Bond Utility    Small Company         Bond
                         Fund II     Fund II   Fund II       Fund II           Fund II
                         --------  ----------- --------  --------------- -------------------
                                                           Period from       Period from
                                                          November 29,       August 13,
                                                         to December 31,   to December 31,
                         Year ended December 31, 2001         2001              2001
                         ------------------------------  --------------- -------------------
Investment income:
 Income -- Ordinary
  dividends............. $ 11,190     30,136     17,186        --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............   12,183      4,285      7,697        --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............      --         --         --         --                  9
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............      --         --         --         --                --
                         --------    -------   --------        ---               ---
Net investment income
 (expense)..............     (993)    25,851      9,489        --                 (9)
                         --------    -------   --------        ---               ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (8,320)    (6,646)    (8,931)       --                --
 Unrealized appreciation
  (depreciation)........  (48,995)   (19,359)   (91,284)         1                77
 Capital gain
  distributions.........    4,877        --         --         --                --
                         --------    -------   --------        ---               ---
Net realized and
 unrealized gain (loss)
 on investments.........  (52,438)   (26,005)  (100,215)         1                77
                         --------    -------   --------        ---               ---
Increase (decrease) in
 net assets from
 operations............. $(53,431)      (154)   (90,726)         1                68
                         ========    =======   ========        ===               ===

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Janus Aspen Series
                         -----------------------------------------------------------------------------------
                                    Aggressive              Worldwide   Flexible  International   Capital
                         Balanced     Growth      Growth      Growth     Income      Growth     Appreciation
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                         ---------  ----------  ----------  ----------  --------- ------------- ------------
                                                  Year Ended December 31, 2001
                         -----------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $  79,612         --          798       8,773    6,215        6,593         22,371
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type I (note 4).......    80,845      62,860      50,181      49,419    2,564       28,425         73,218
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type II (note 4)......       --          --          --          --       --           --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses --
  Type III (note 4).....       --          --          --          --       --           --             --
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net investment income
 (expense)..............    (1,233)    (62,860)    (49,383)    (40,646)   3,651      (21,832)       (50,847)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (180,892)   (903,116)   (317,316)   (347,393)   1,333     (325,262)      (340,348)
 Unrealized appreciation
  (depreciation)........  (257,274) (1,577,389)   (769,930)   (625,073)    (471)    (307,416)    (1,083,650)
 Capital gain
  distributions.........    70,404         --        8,668       7,865    5,490       13,718         41,045
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (367,762) (2,480,505) (1,078,578)   (964,601)   6,352     (618,960)    (1,382,953)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Increase (decrease) in
 net assets from
 operations............. $(368,995) (2,543,365) (1,127,961) (1,005,247)  10,003     (640,792)    (1,433,800)
                         =========  ==========  ==========  ==========   ======     ========     ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    Janus Aspen Series -- Service Shares
                  ----------------------------------------------------------------------------------------------------
                     Global Life         Global        Aggressive                        Capital
                      Sciences         Technology        Growth         Balanced      Appreciation        Growth
                      Portfolio        Portfolio        Portfolio       Portfolio       Portfolio        Portfolio
                  ----------------- ---------------- --------------- --------------- --------------- -----------------
                     Period from      Period from      Period from     Period from     Period from      Period from
                  November 18, 2001 November 5, 2001 August 15, 2001 August 15, 2001 August 13, 2001 November 29, 2001
                   to December 31,  to December 31,  to December 31, to December 31, to December 31,  to December 31,
                        2001              2001            2001            2001            2001             2001
                  ----------------- ---------------- --------------- --------------- --------------- -----------------
Investment
 income:
 Income --
   Ordinary
  dividends......       $--               --                --            2,847             95              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............        --               --                --              --             --               --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............          6                9                17             149             16               19
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............        --                 1               --               13              8              --
                        ----              ---             -----           -----           ----             ----
Net investment
 income
 (expense).......         (6)             (10)              (17)          2,685             71              (19)
                        ----              ---             -----           -----           ----             ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....        --                16                63             129           (915)             --
 Unrealized
  appreciation
  (depreciation)..       363              954             1,117            (109)           210             (402)
 Capital gain
  distributions..        --               --                --              --             --               --
                        ----              ---             -----           -----           ----             ----
Net realized and
 unrealized gain
 (loss) on
 investments.....        363              970             1,180              20           (705)            (402)
                        ----              ---             -----           -----           ----             ----
Increase
 (decrease) in
 net assets from
 operations......       $357              960             1,163           2,705           (634)            (421)
                        ====              ===             =====           =====           ====             ====
                                       Worldwide
                   International         Growth
                  Growth Portfolio     Portfolio
                  ---------------- ------------------
                    Period from       Period from
                  October 31, 2001 September 10, 2001
                  to December 31,   to December 31,
                        2001              2001
                  ---------------- ------------------
Investment
 income:
 Income --
   Ordinary
  dividends......        19                15
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............       --                --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............         5                 9
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............         2                 1
                  ---------------- ------------------
Net investment
 income
 (expense).......        12                 5
                  ---------------- ------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....        57                 1
 Unrealized
  appreciation
  (depreciation)..      553               713
 Capital gain
  distributions..       --                --
                  ---------------- ------------------
Net realized and
 unrealized gain
 (loss) on
 investments.....       610               714
                  ---------------- ------------------
Increase
 (decrease) in
 net assets from
 operations......       622               719
                  ================ ==================

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                  PBHG Insurance Series     Goldman Sachs Variable
                          Alger American Fund          Fund, Inc.              Insurance Trust
                        ------------------------  -----------------------   --------------------------
                                                     PBHG
                            Small      LargeCap   Large Cap       PBHG                      Mid Cap
                        Capitalization  Growth      Growth     Growth II     Growth and      Value
                          Portfolio    Portfolio  Portfolio    Portfolio    Income Fund      Fund
                        -------------- ---------  ----------   ----------   ------------   -----------
                               Year ended              Year ended                 Year ended
                           December 31, 2001        December 31, 2001         December 31, 2001
                        ------------------------  -----------------------   --------------------------
Investment income:
 Income -- Ordinary
  dividends...........    $     439       2,802          --           --           1,936        13,158
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)............       11,848      16,671       14,545        9,972          5,179        16,657
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)............          --          --           --           --             --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)............          --          --           --           --             --            --
                          ---------    --------   ----------   ----------    -----------   -----------
Net investment income
 (expense)............      (11,409)    (13,869)     (14,545)      (9,972)        (3,243)       (3,499)
                          ---------    --------   ----------   ----------    -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss)..............     (142,174)    (28,392)     (67,222)     (83,539)        (7,077)       33,066
 Unrealized
  appreciation
  (depreciation)......     (161,064)   (275,654)    (297,054)    (336,576)       (28,664)       31,548
 Capital gain
  distributions.......          --      151,941          --           --             --         67,964
                          ---------    --------   ----------   ----------    -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments..........     (303,238)   (152,105)    (364,276)    (420,115)       (35,741)      132,578
                          ---------    --------   ----------   ----------    -----------   -----------
Increase (decrease) in
 net assets from
 operations...........    $(314,647)   (165,974)    (378,821)    (430,087)       (38,984)      129,079
                          =========    ========   ==========   ==========    ===========   ===========
                        Salomon Brothers Variable
                            Series Funds Inc.
                        ---------------------------
                                            Total
                        Strategic Investors Return
                        Bond Fund   Fund     Fund
                        --------- --------- -------
                                Year ended
                            December 31, 2001
                        ---------------------------
Investment income:
 Income -- Ordinary
  dividends...........    6,052      1,812   2,153
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)............    1,004      3,043   1,197
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)............      --         --      --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)............      --         --      --
                        --------- --------- -------
Net investment income
 (expense)............    5,048     (1,231)    956
                        --------- --------- -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss)..............      166    (15,445) (1,144)
 Unrealized
  appreciation
  (depreciation)......   (2,076)    (7,288) (2,149)
 Capital gain
  distributions.......      --       2,984     --
                        --------- --------- -------
Net realized and
 unrealized gain
 (loss) on
 investments..........   (1,910)   (19,749) (3,293)
                        --------- --------- -------
Increase (decrease) in
 net assets from
 operations...........    3,138    (20,980) (2,337)
                        ========= ========= =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    PIMCO Variable Insurance Trust
                  -------------------------------------------------------------------
                      Foreign      Long-Term U.S.      High Yield      Total Return
                       Bond       Government Bond         Bond             Bond
                     Portfolio       Portfolio         Portfolio         Portfolio
                  --------------- ---------------- ------------------ ---------------
                    Period from     Period from       Period from       Period from
                  August 15, 2001 October 22, 2001 September 25, 2001 August 13, 2001
                  to December 31, to December 31,   to December 31,   to December 31,
                       2001             2001              2001             2001
                  --------------- ---------------- ------------------ ---------------
Investment
 income:
 Income --
   Ordinary
  dividends......      $  96            1,437             525                907
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type I
  (note 4).......        --               --              --                 --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type II
  (note 4).......          5               61              25                 63
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type III
  (note 4).......          5               58               1                 40
                       -----          -------             ---             ------
Net investment
 income
 (expense).......         86            1,318             499                804
                       -----          -------             ---             ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....         77             (136)              4                (53)
 Unrealized
  appreciation
  (depreciation)..      (268)         (18,296)             89             (4,923)
 Capital gain
  distributions..        --             7,829             --               3,412
                       -----          -------             ---             ------
Net realized and
 unrealized gain
 (loss) on
 investments.....       (191)         (10,603)             93             (1,564)
                       -----          -------             ---             ------
Increase
 (decrease) in
 net assets from
 operations......      $(105)          (9,285)            592               (760)
                       =====          =======             ===             ======
                            AIM Variable Insurance Funds
                  ------------------------------------------------
                      AIM V.I.
                      Capital                         AIM V.I.
                    Appreciation   AIM V.I. Growth      Value
                        Fund            Fund            Fund
                  ---------------- --------------- ---------------
                    Period from      Period from     Period from
                  November 5, 2001 August 31, 2001 August 13, 2001
                  to December 31,  to December 31, to December 31,
                        2001            2001            2001
                  ---------------- --------------- ---------------
Investment
 income:
 Income --
   Ordinary
  dividends......         --               93             203
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type I
  (note 4).......         --              --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type II
  (note 4).......          17              19              59
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
  Type III
  (note 4).......           1             --               23
                  ---------------- --------------- ---------------
Net investment
 income
 (expense).......         (18)             74             121
                  ---------------- --------------- ---------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....          17             (22)             83
 Unrealized
  appreciation
  (depreciation)..     (1,291)          1,165          (1,475)
 Capital gain
  distributions..       2,558             --            3,078
                  ---------------- --------------- ---------------
Net realized and
 unrealized gain
 (loss) on
 investments.....       1,284           1,143           1,686
                  ---------------- --------------- ---------------
Increase
 (decrease) in
 net assets from
 operations......       1,266           1,217           1,807
                  ================ =============== ===============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                                                Rydex
                                Dreyfus                            MFS Variable Insurance Trust             Variable Trust
                  ------------------------------------ ---------------------------------------------------- --------------
                  Dreyfus Investment    The Dreyfus        MFS           MFS
                    Portfolios --        Socially       Investors     Investors     MFS New
                   Emerging Markets     Responsible    Growth Stock     Trust      Discovery   MFS Utility       OTC
                      Portfolio      Growth Fund, Inc.    Series       Series        Series       Series         Fund
                  ------------------ ----------------- ------------ ------------- ------------ ------------ --------------
                     Period from        Period from    Period from   Period from  Period from  Period from   Period from
                     October 18,        November 6,     October 4,  September 10, November 5,  October 22,   November 16,
                       2001 to            2001 to        2001 to       2001 to      2001 to      2001 to       2001 to
                     December 31,      December 31,    December 31, December 31,  December 31, December 31,  December 31,
                  ------------------ ----------------- ------------ ------------- ------------ ------------ --------------
                         2001              2001            2001         2001          2001         2001          2001
                  ------------------ ----------------- ------------ ------------- ------------ ------------ --------------
Investment
 income:
 Income --
   Ordinary
  dividends......        $ 14                 1            --            --           --           --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I
  (note 4).......         --                --             --            --           --           --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II
  (note 4).......           6                 5              9            10            2           17             1
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III
  (note 4).......         --                --               2             2          --           --            --
                         ----               ---            ---           ---          ---          ---           ---
Net investment
 income
 (expense).......           8                (4)           (11)          (12)          (2)         (17)           (1)
                         ----               ---            ---           ---          ---          ---           ---
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....          10               --              66            50          102          340           --
 Unrealized
  appreciation
  (depreciation)..        213               (16)           705           751          116          137           (18)
 Capital gain
  distributions..         --                --             --            --           --           --            --
                         ----               ---            ---           ---          ---          ---           ---
Net realized and
 unrealized gain
 (loss) on
 investments.....         223               (16)           771           801          218          477           (18)
                         ----               ---            ---           ---          ---          ---           ---
Increase
 (decrease) in
 net assets from
 operations......        $231               (20)           760           789          216          460           (19)
                         ====               ===            ===           ===          ===          ===           ===
                        Alliance Variable Products
                             Series Fund, Inc.
                  ---------------------------------------
                   Growth and    Premier
                     Income       Growth       Quasar
                   Portfolio    Portfolio     Portfolio
                  ------------ ------------ -------------
                  Period from  Period from   Period from
                   August 13,   August 20,  September 17,
                    2001 to      2001 to       2001 to
                  December 31, December 31, December 31,
                  ------------ ------------ -------------
                      2001         2001         2001
                  ------------ ------------ -------------
Investment
 income:
 Income --
   Ordinary
  dividends......      --           --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I
  (note 4).......      --           --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II
  (note 4).......      139           89            2
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III
  (note 4).......       77           12          --
                  ------------ ------------ -------------
Net investment
 income
 (expense).......     (216)        (101)          (2)
                  ------------ ------------ -------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....     (309)          29          --
 Unrealized
  appreciation
  (depreciation)..   8,166        6,789          373
 Capital gain
  distributions..      --           --           --
                  ------------ ------------ -------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    7,857        6,818          373
                  ------------ ------------ -------------
Increase
 (decrease) in
 net assets from
 operations......    7,641        6,717          371
                  ============ ============ =============

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                 GE Investments Funds, Inc.
                          --------------------------------------------------------------------------------
                                S&P 500                 Money                Total         International
                               Index Fund            Market Fund          Return Fund       Equity Fund
                          ---------------------  ---------------------  ----------------  ----------------
                               Year ended             Year ended          Year ended        Year ended
                              December 31,           December 31,        December 31,      December 31,
                          ---------------------  ---------------------  ----------------  ----------------
                             2001       2000       2001        2000      2001     2000     2001     2000
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (6,038)   (10,939)   137,122     134,805   16,322    6,359     (894)     (23)
 Net realized gain
  (loss)................    (240,383)    16,937        --          --    (1,970)     164   (4,466)     407
 Unrealized appreciation
  (depreciation) on
  investments...........    (748,036)  (735,987)       --          --   (41,009) (10,804) (60,554) (33,555)
 Capital gain
  distributions.........     108,993    120,420        --          --    12,226   14,338    1,135   23,490
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............    (885,464)  (609,569)   137,122     134,805  (14,431)  10,057  (64,779)  (9,681)
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   3,012,811  3,376,266  2,108,967   4,621,125  184,738  144,891  158,072  136,504
 Loan Interest..........         --         --         --          --       --       --       --       --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........      (8,685)       --     (48,669)        --       --       --       --       --
 Surrenders.............    (343,047)  (235,529)  (190,441)    (78,709) (14,251)  (6,142) (10,494)  (3,081)
 Loans..................         --         --         --          --       --       --       --       --
 Administrative expenses
  (note 4)..............      (3,990)      (516)    (1,002)        (97)    (473)     (78)     (89)     --
 Transfer gain (loss)
  and transfer fees ....      36,051      1,737     (2,635)      2,540    2,096      233      (41)     430
 Transfers (to) from the
  Guarantee Account.....   1,062,368  1,273,227   (926,541)     80,694  190,624   97,456   13,053    7,584
 Interfund transfers....    (332,044)   240,690    808,655  (2,001,589) 257,207   50,269   16,420      --
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   3,423,464  4,655,875  1,748,334   2,623,964  619,941  286,629  176,921  141,437
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   2,538,000  4,046,306  1,885,456   2,758,769  605,510  296,686  112,142  131,756
Net assets at beginning
 of year................   6,242,093  2,195,787  4,462,906   1,704,137  385,140   88,454  158,734   26,978
                          ----------  ---------  ---------  ----------  -------  -------  -------  -------
Net assets at end of
 year...................  $8,780,093  6,242,093  6,348,362   4,462,906  990,650  385,140  270,876  158,734
                          ==========  =========  =========  ==========  =======  =======  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                       GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------
                            Real Estate         Global         Mid-Cap Value
                          Securities Fund     Income Fund       Equity Fund        Income Fund
                          ----------------  ----------------  ----------------  ------------------
                            Year ended        Year ended        Year ended         Year ended
                           December 31,      December 31,      December 31,       December 31,
                          ----------------  ----------------  ----------------  ------------------
                            2001     2000    2001     2000     2001     2000      2001      2000
                          --------  ------  -------  -------  -------  -------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,614   2,250   (2,371)  (1,164)  (1,551)     279     48,423   16,937
 Net realized gain
  (loss)................     2,529     517      284   (1,083)   1,049   (1,325)     3,511     (100)
 Unrealized appreciation
  (depreciation) on
  investments...........     6,752   3,393   (1,193)   1,374  (39,008)  14,457    (15,928)   6,490
 Capital gain
  distributions.........     2,228     263      --       --    33,284   13,107        --       --
                          --------  ------  -------  -------  -------  -------  ---------  -------
 Increase (decrease) in
  net assets from
  operations............    17,123   6,423   (3,280)    (873)  (6,226)  26,518     36,006   23,327
                          --------  ------  -------  -------  -------  -------  ---------  -------
From capital
 transactions:
 Net premiums...........    84,759  28,909   58,825   51,414  481,506  212,889    282,963   86,216
 Loan Interest..........       --      --       --       --       --       --         --       --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       --      --    (5,251)     --       --       --         --       --
 Surrenders.............    (3,144) (1,436)  (3,817)    (780)  (6,341) (14,189)   (28,777)  (7,952)
 Loans..................       --      --       --       --       --       --         --       --
 Administrative expenses
  (note 4)..............       (76)     (2)     (48)     (13)    (254)     (52)      (175)     (30)
 Transfer gain (loss)
  and transfer fees.....       (45)     61       59       77   15,303    9,210       (316)     (21)
 Transfers (to) from the
  Guarantee Account.....    38,676  12,620    7,560    8,827  152,335   45,778     83,518   85,949
 Interfund transfers....    20,829  27,024   (6,033)    (737) (72,963) (16,074)   502,795   25,926
                          --------  ------  -------  -------  -------  -------  ---------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   140,999  67,176   51,295   58,788  569,589  237,562    840,008  190,088
                          --------  ------  -------  -------  -------  -------  ---------  -------
Increase (decrease) in
 net assets.............   158,122  73,599   48,015   57,915  563,363  264,080    876,014  213,415
Net assets at beginning
 of year................    75,450   1,851  121,115   63,200  383,298  119,218    374,519  161,104
                          --------  ------  -------  -------  -------  -------  ---------  -------
Net assets at end of
 year...................  $233,572  75,450  169,130  121,115  946,658  383,298  1,250,533  374,519
                          ========  ======  =======  =======  =======  =======  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------------------
                                                                                        Small-Cap
                                                        Premier          Value Equity Value Equity
                           U.S. Equity Fund       Growth Equity Fund         Fund         Fund
                          -------------------  ------------------------- ------------ -------------
                                                            Period from  Period from   Period from
                                                              May 12,    November 6,  September 17,
                              Year ended        Year ended     2000 to     2001 to       2001 to
                             December 31,      December 31, December 31, December 31, December 31,
                          -------------------  ------------ ------------ ------------ -------------
                             2001      2000        2001         2000         2001         2001
                          ----------  -------  ------------ ------------ ------------ -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (8,050)  (1,968)    (17,351)       (451)         120           288
 Net realized gain
  (loss)................     (21,638)     267     (12,798)        (30)         --              4
 Unrealized appreciation
  (depreciation) on
  investments...........    (151,900) (37,537)   (135,409)    (16,709)        (114)        1,696
 Capital gain
  distributions.........      11,802   29,784      56,373      10,698          --          3,053
                          ----------  -------   ---------     -------       ------       -------
 Increase (decrease) in
  net assets from
  operations............    (169,786)  (9,454)   (109,185)     (6,492)           6         5,041
                          ----------  -------   ---------     -------       ------       -------
From capital
 transactions:
 Net premiums...........   2,718,229  218,273   1,733,065     222,717       22,840        94,972
 Loan Interest..........         --       --          --          --           --            --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --       --          --          --           --            --
 Surrenders.............     (58,228) (31,076)    (25,580)       (551)         --            (42)
 Loans..................         --       --          --          --           --            --
 Administrative expenses
  (note 4)..............        (255)     (75)        (82)        --           --            --
 Transfer gain (loss)
  and transfer fees ....       5,497     (648)       (898)       (127)         384         1,315
 Transfers (to) from the
  Guarantee Account.....     131,575  147,317      23,819      59,075          --         13,970
 Interfund transfers....     (65,972)  28,624      33,413         --           --            --
                          ----------  -------   ---------     -------       ------       -------
 Increase (decrease) in
  net assets from
  capital transactions..   2,730,846  362,415   1,763,737     281,114       23,224       110,215
                          ----------  -------   ---------     -------       ------       -------
Increase (decrease) in
 net assets.............   2,561,060  352,961   1,654,552     274,622       23,230       115,256
Net assets at beginning
 of year................     681,842  328,881     274,622         --           --            --
                          ----------  -------   ---------     -------       ------       -------
Net assets at end of
 year...................  $3,242,902  681,842   1,929,174     274,622       23,230       115,256
                          ==========  =======   =========     =======       ======       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                      Variable Insurance Products Fund
                          --------------------------------------------------------------
                             Equity-Income                                 Overseas
                               Portfolio          Growth Portfolio        Portfolio
                          ---------------------  --------------------  -----------------
                               Year ended            Year ended           Year ended
                              December 31,          December 31,         December 31,
                          ---------------------  --------------------  -----------------
                             2001       2000       2001       2000       2001     2000
                          ----------  ---------  ---------  ---------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (4,234)      (439)   (31,123)   (22,791)   15,010   (2,601)
 Net realized gain
  (loss)................     (19,919)   (14,553)  (148,415)       693   (25,408)  (5,598)
 Unrealized appreciation
  (depreciation) on
  investments...........    (128,852)    44,296   (471,052)  (399,929) (158,850) (99,969)
 Capital gain
  distributions.........      56,980     38,096    156,196     89,038    36,099   15,119
                          ----------  ---------  ---------  ---------  --------  -------
 Increase (decrease) in
  net assets from
  operations............     (96,025)    67,400   (494,394)  (332,989) (133,149) (93,049)
                          ----------  ---------  ---------  ---------  --------  -------
From capital
 transactions:
 Net premiums...........     358,395    387,451    160,505  1,501,166    62,545  419,747
 Loan Interest..........         --         --         --         --        --       --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........     (13,573)       --     (30,931)       --     (7,925)     --
 Surrenders.............     (99,104)   (31,554)  (102,754)   (49,377)  (28,327) (15,436)
 Loans..................         --         --         --         --        --       --
 Administrative expenses
  (note 4)..............        (721)      (182)    (1,733)      (237)     (319)     (22)
 Transfer gain (loss)
  and transfer fees ....      (1,714)     3,148     (2,948)       303      (297)    (935)
 Transfers (to) from the
  Guarantee Account.....     499,155    132,429    608,948    427,963   109,103   21,322
 Interfund transfers....     437,892     31,437    (36,604)    19,497   178,189  (11,499)
                          ----------  ---------  ---------  ---------  --------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   1,180,330    522,729    594,483  1,899,315   312,969  413,177
                          ----------  ---------  ---------  ---------  --------  -------
Increase (decrease) in
 net assets.............   1,084,305    590,130    100,089  1,566,326   179,820  320,128
Net assets at beginning
 of year................   1,099,854    509,724  2,272,723    706,397   455,764  135,636
                          ----------  ---------  ---------  ---------  --------  -------
Net assets at end of
 year...................  $2,184,159  1,099,854  2,372,812  2,272,723   635,584  455,764
                          ==========  =========  =========  =========  ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   Variable Insurance                      Variable Insurance
                                    Products Fund II                        Products Fund III
                          ---------------------------------------  --------------------------------------
                                                                                            Growth
                           Asset Manager         Contrafund         Growth & Income      Opportunities
                             Portfolio            Portfolio            Portfolio           Portfolio
                          -----------------  --------------------  ------------------  ------------------
                             Year ended          Year ended           Year ended          Year ended
                            December 31,        December 31,         December 31,        December 31,
                          -----------------  --------------------  ------------------  ------------------
                            2001     2000      2001       2000       2001      2000      2001      2000
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  5,994    1,410    (20,120)   (28,446)    (4,088)  (5,462)   (8,251)   (2,978)
 Net realized gain
  (loss)................    (9,394)  (2,237)  (115,243)   (13,974)   (79,894)  (4,471)  (20,204)  (16,224)
 Unrealized appreciation
  (depreciation) on
  investments...........   (14,681) (20,037)  (424,700)  (387,197)   (71,404) (26,978)  (94,627) (155,771)
 Capital gain
  distributions.........     3,985   10,764     85,875    192,986     37,400   14,590       --     33,039
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
 Increase (decrease) in
  net assets from
  operations............   (14,096) (10,101)  (474,188)  (236,631)  (117,986) (22,321) (123,082) (141,934)
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
From capital
 transactions:
 Net premiums...........   (24,849) 192,881    189,537  1,661,934    416,397  706,511   154,761   327,326
 Loan Interest..........       --       --         --         --         --       --        --        --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       --       --     (24,253)       --         --       --        --        --
 Surrenders.............   (17,956)  (2,010)  (160,458)   (87,313)  (151,752) (91,363)   (8,143)  (30,882)
 Loans..................       --       --         --         --         --       --        --        --
 Administrative expenses
  (note 4)..............      (201)     (53)    (2,284)      (385)      (692)    (102)     (522)     (106)
 Transfer gain (loss)
  and transfer fees ....      (242)  (4,776)      (640)      (444)     2,317      537      (136)     (780)
 Transfers (to) from the
  Guarantee Account.....   185,915   30,011    397,335    542,934    239,752  152,952    81,153   111,039
 Interfund transfers....   (24,424) (36,930)  (119,158)   108,312    (22,546)  32,939   (31,567)   25,025
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
 Increase (decrease) in
  net assets from
  capital transactions..   118,243  179,124    280,079  2,225,038    483,476  801,474   195,546   431,622
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
Increase (decrease) in
 net assets.............   104,147  169,023   (194,109) 1,988,407    365,490  779,153    72,464   289,688
Net assets at beginning
 of year................   289,578  120,555  3,281,126  1,292,719    931,374  152,221   761,762   472,074
                          --------  -------  ---------  ---------  ---------  -------  --------  --------
Net assets at end of
 year...................  $393,725  289,578  3,087,017  3,281,126  1,296,864  931,374   834,226   761,762
                          ========  =======  =========  =========  =========  =======  ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   Variable Insurance            Variable Insurance           Variable Insurance
                                    Products Fund --            Products Fund II --          Products Fund III --
                                     Service Class 2              Service Class 2               Service Class 2
                          ------------------------------------- -------------------- -------------------------------------
                               Equity-                               Contrafund       Growth & Income
                           Income Portfolio   Growth Portfolio       Portfolio           Portfolio      Mid-Cap Portfolio
                          ------------------ ------------------ -------------------- ------------------ ------------------
                                                                    Period from
                             Period from        Period from     October 18, 2001 to     Period from        Period from
                          August 13, 2001 to October 4, 2001 to     December 31,     August 31, 2001 to August 31, 2001 to
                          December 31, 2001  December 31, 2001          2001         December 31, 2001  December 31, 2001
                          ------------------ ------------------ -------------------- ------------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $    (79)              (24)                (11)                (21)               (46)
 Net realized gain
  (loss)................           (895)              --                  --                    3               (121)
 Unrealized appreciation
  (depreciation) on
  investments...........          4,687              (589)                185               2,001              2,928
 Capital gain
  distributions.........            --                --                  --                  --                 --
                               --------            ------              ------              ------            -------
 Increase (decrease) in
  net assets from
  operations............          3,713              (613)                174               1,983              2,761
                               --------            ------              ------              ------            -------
From capital
 transactions:
 Net premiums...........        194,659            54,911              34,317              37,756            124,654
 Loan Interest..........            --                --                  --                  --                 --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........            --                --                  --                  --                 --
 Surrenders.............        (19,934)              --                  --                  --                 (40)
 Loans..................            --                --                  --                  --                 --
 Administrative expenses
  (note 4)..............            --                --                  --                  --                 --
 Transfer gain (loss)
  and transfer fees ....          3,655             1,001                 360                 (78)               676
 Transfers (to) from the
  Guarantee Account.....        (11,472)            5,657               1,543               1,744            (13,690)
 Interfund transfers....            --                --                  --                  --                 --
                               --------            ------              ------              ------            -------
 Increase (decrease) in
  net assets from
  capital transactions..        166,908            61,569              36,220              39,422            111,600
                               --------            ------              ------              ------            -------
Increase (decrease) in
 net assets.............        170,621            60,956              36,394              41,405            114,361
Net assets at beginning
 of year................            --                --                  --                  --                 --
                               --------            ------              ------              ------            -------
Net assets at end of
 year...................       $170,621            60,956              36,394              41,405            114,361
                               ========            ======              ======              ======            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     Oppenheimer Variable Account Funds
                        -----------------------------------------------------------------------------------------------------
                                                                                             Capital            Multiple
                          High Income             Bond               Aggressive           Appreciation         Strategies
                            Fund/VA              Fund/VA           Growth Fund/VA            Fund/VA             Fund/VA
                        -----------------  --------------------  --------------------  --------------------  ----------------
                           Year ended      Year ended December   Year ended December   Year ended December     Year ended
                          December 31,             31,                   31,                   31,            December 31,
                        -----------------  --------------------  --------------------  --------------------  ----------------
                          2001     2000      2001       2000       2001       2000       2001       2000      2001     2000
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........  $ 41,179   24,362     65,973     26,321     (5,251)   (15,468)   (12,210)    (7,920)   6,826    3,134
 Net realized gain
  (loss)..............    (9,144)  (7,283)     6,097     (2,956)  (266,179)    (2,468)   (49,052)    (2,505)  (4,537)     384
 Unrealized
  appreciation
  (depreciation) on
  investments.........   (39,598) (35,385)   (19,700)    12,406   (477,332)  (539,911)  (261,182)   (92,758) (28,555)  (4,991)
 Capital gain
  distributions.......       --       --         --         --     195,038     19,100    116,589     16,371   20,933    8,498
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Increase (decrease)
  in net assets from
  operations..........    (7,563) (18,306)    52,370     35,771   (553,724)  (538,747)  (205,855)   (86,812)  (5,333)   7,025
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
 Net premiums.........    58,407  255,044    533,398    440,975    166,989  1,531,110    684,723    793,660  133,037  172,491
 Loan Interest........       --       --         --         --         --         --         --         --       --       --
 Transfers (to) from
  the general account
  of GE Capital Life:
 Death Benefits.......   (11,964)     --      (7,511)       --      (7,790)       --     (15,427)       --    (2,862)     --
 Surrenders...........   (16,135) (47,978)  (108,058)   (51,680)   (52,204)   (28,493)   (44,508)   (24,926) (30,756)  (3,560)
 Loans................       --       --         --         --         --         --         --         --       --       --
 Administrative
  expenses (note 4)...      (265)     (43)      (692)       (56)    (1,111)      (192)      (961)       (43)    (332)     (46)
 Transfer gain (loss)
  and transfer fees ..       319      144         60        (62)     2,861      5,597     (1,722)      (314)     (68)    (678)
 Transfers (to) from
  the Guarantee
  Account.............   165,116   61,178    121,755     98,068    103,804    246,051    290,980    211,272  334,795   50,978
 Interfund transfers..   279,541  (12,651)   309,700     65,394   (129,538)   227,554     19,296     78,177  175,142   40,796
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Increase (decrease)
  in net assets from
  capital
  transactions........   475,019  255,695    848,652    552,639     83,011  1,981,627    932,381  1,057,826  608,956  259,981
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets...........   467,456  237,388    901,022    588,410   (470,713) 1,442,880    726,526    971,014  603,623  267,006
Net assets at
 beginning of year....   414,322  176,934  1,016,680    428,270  1,591,871    148,991  1,071,259    100,245  317,979   50,973
                        --------  -------  ---------  ---------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of
 year.................  $881,778  414,322  1,917,702  1,016,680  1,121,158  1,591,871  1,797,785  1,071,259  921,602  317,979
                        ========  =======  =========  =========  =========  =========  =========  =========  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Oppenheimer Variable Account Funds --
                                       Class 2 Shares                       Federated Insurance Series
                          --------------------------------------- ----------------------------------------------------
                          Global Securities  Main Street Growth &    American         High Income
                               Fund/VA          Income Fund/VA    Leaders Fund II    Bond Fund II     Utility Fund II
                          ------------------ -------------------- ----------------  ----------------  ----------------
                             Period from         Period from        Year ended        Year ended        Year ended
                          September 25, 2001   August 13, 2001     December 31,      December 31,      December 31,
                           to December 31,     to December 31,    ----------------  ----------------  ----------------
                                 2001                2001          2001     2000     2001     2000     2001     2000
                          ------------------ -------------------- -------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............       $   (16)                (63)          (993)  (3,627)  25,851   18,536    9,489    2,464
 Net realized gain
  (loss)................             2                 --          (8,320)  (3,648)  (6,646)  (7,077)  (8,931)    (649)
 Unrealized appreciation
  (depreciation) on
  investments...........         1,304               2,880        (48,995)  18,395  (19,359) (42,272) (91,284) (53,694)
 Capital gain
  distributions.........           --                  --           4,877    8,225      --       --       --     5,006
                               -------             -------        -------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............         1,290               2,817        (53,431)  19,345     (154) (30,813) (90,726) (46,873)
                               -------             -------        -------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........        36,981             108,633         22,532  522,124   20,400   83,632   53,180  285,303
 Loan Interest..........           --                  --             --       --       --       --       --       --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........           --                  --             --       --       --       --    (5,019)  (3,769)
 Surrenders.............           --                  (40)       (30,613) (23,904) (14,009)  (2,394)  (7,161) (21,412)
 Loans..................           --                  --             --       --       --       --       --       --
 Administrative expenses
  (note 4)..............           --                  --            (496)     (70)     (91)     (28)    (271)     (38)
 Transfer gain (loss)
  and transfer fees ....            99                 448           (941)  (1,611)       5      221     (679)    (327)
 Transfers (to) from the
  Guarantee Account.....         1,198              21,825        106,397   91,916   24,036   18,785  119,126   64,897
 Interfund transfers....           --                  --          55,894  (30,026) (11,262)  28,266   (5,298) (27,247)
                               -------             -------        -------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..        38,278             130,866        152,773  558,429   19,079  128,482  153,878  297,407
                               -------             -------        -------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............        39,568             133,683         99,342  577,774   18,925   97,669   63,152  250,534
Net assets at beginning
 of year................           --                  --         803,891  226,117  292,820  195,151  491,703  241,169
                               -------             -------        -------  -------  -------  -------  -------  -------
Net assets at end of
 year...................       $39,568             133,683        903,233  803,891  311,745  292,820  554,855  491,703
                               =======             =======        =======  =======  =======  =======  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                   Federated
                                                                   Insurance
                                            Federated Insurance   Series --
                                            Series (continued)  Service Shares
                                            ------------------- ---------------
                                            International Small   High Income
                                              Company Fund II    Bond Fund II
                                            ------------------- ---------------
                                                Period from       Period from
                                             November 29, 2001  August 13, 2001
                                              to December 31,   to December 31,
                                                   2001              2001
                                            ------------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........         $--                  (9)
 Net realized gain (loss).................          --                 --
 Unrealized appreciation (depreciation) on
  investments.............................            1                 77
 Capital gain distributions...............          --                 --
                                                   ----             ------
 Increase (decrease) in net assets from
  operations..............................            1                 68
                                                   ----             ------
From capital transactions:
 Net premiums.............................          --              11,255
 Loan Interest............................          --                 --
 Transfers (to) from the general account
  of GE Capital Life:
 Death Benefits...........................          --                 --
 Surrenders...............................          --                 --
 Loans....................................          --                 --
 Administrative expenses (note 4).........          --                 --
 Transfer gain (loss) and transfer fees...          --                 (20)
 Transfers (to) from the Guarantee
  Account.................................          232             10,674
 Interfund transfers......................          --                 --
                                                   ----             ------
 Increase (decrease) in net assets from
  capital transactions....................          232             21,909
                                                   ----             ------
Increase (decrease) in net assets.........          233             21,977
Net assets at beginning of year...........          --                 --
                                                   ----             ------
Net assets at end of year.................         $233             21,977
                                                   ====             ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Janus Aspen Series
                          ---------------------------------------------------------------------------------------------
                                                   Aggressive Growth                               Worldwide Growth
                           Balanced Portfolio          Portfolio           Growth Portfolio            Portfolio
                          ---------------------  ----------------------  ----------------------  ----------------------
                               Year ended             Year ended              Year ended              Year ended
                              December 31,           December 31,            December 31,            December 31,
                          ---------------------  ----------------------  ----------------------  ----------------------
                             2001       2000        2001        2000        2001        2000        2001        2000
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (1,233)   (11,672)    (62,860)    (89,262)    (49,383)    (41,349)    (40,646)    (40,613)
 Net realized gain
  (loss)................    (180,892)     7,453    (903,116)    107,084    (317,316)     10,970    (347,393)     40,200
 Unrealized appreciation
  (depreciation) on
  investments...........    (257,274)  (645,146) (1,577,389) (3,844,634)   (769,930) (1,012,431)   (625,073) (1,190,191)
 Capital gain
  distributions.........      70,404    459,875         --      788,112       8,668     267,474       7,865     300,416
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
 Increase (decrease) in
  net assets from
  operations............    (368,995)  (189,490) (2,543,365) (3,038,700) (1,127,961)   (775,336) (1,005,247)   (890,188)
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........     873,947  2,592,620     290,994   5,044,265     422,537   3,134,823     265,100   2,875,338
 Loan Interest..........         --         --          --          --          --          --          --          --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........     (13,104)   (22,159)    (20,787)    (18,763)    (13,330)     (4,276)        --      (22,309)
 Surrenders.............    (318,957)  (213,197)   (172,588)   (403,123)   (158,863)    (73,660)   (160,107)    (71,617)
 Loans..................         --         --          --          --          --          --          --          --
 Administrative expenses
  (note 4)..............      (2,804)      (741)     (3,320)       (812)     (2,269)       (517)     (1,899)       (296)
 Transfer gain (loss)
  and transfer fees.....        (141)    (2,520)        258      31,955       3,345      (7,310)        468       4,794
 Transfers (to) from the
  Guarantee Account.....     471,622    857,154     453,313     845,912     380,109     597,679     461,801     631,772
 Interfund transfers....    (458,514)    62,170    (354,700)    516,142    (355,415)   (137,936)   (548,261)    (24,707)
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
 Increase (decrease) in
  net assets from
  capital transactions..     552,049  3,273,327     193,170   6,015,576     276,114   3,508,803      17,102   3,392,975
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............     183,054  3,083,837  (2,350,195)  2,976,876    (851,847)  2,733,467    (988,145)  2,502,787
Net assets at beginning
 of year................   5,688,763  2,604,926   6,085,156   3,108,280   4,026,946   1,293,479   4,126,203   1,623,416
                          ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $5,871,817  5,688,763   3,734,961   6,085,156   3,175,099   4,026,946   3,138,058   4,126,203
                          ==========  =========  ==========  ==========  ==========  ==========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        Janus Aspen Series (continued)
                          ----------------------------------------------------------------
                          Flexible Income   International Growth    Capital Appreciation
                             Portfolio            Portfolio               Portfolio
                          ----------------  ----------------------  ----------------------
                            Year ended           Year ended              Year ended
                           December 31,         December 31,            December 31,
                          ----------------  ----------------------  ----------------------
                            2001     2000      2001        2000        2001        2000
                          --------  ------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  3,651     472     (21,832)    (15,455)    (50,847)    (46,565)
 Net realized gain
  (loss)................     1,333  (1,062)   (325,262)     (4,035)   (340,348)     92,586
 Unrealized appreciation
  (depreciation) on
  investments...........      (471)  1,390    (307,416)   (639,252) (1,083,650) (1,485,680)
 Capital gain
  distributions.........     5,490   3,555      13,718      82,813      41,045      45,609
                          --------  ------  ----------  ----------  ----------  ----------
 Increase (decrease) in
  net assets from
  operations............    10,003   4,355    (640,792)   (575,929) (1,433,800) (1,394,050)
                          --------  ------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    95,715  17,959     189,769   1,931,331     278,722   3,793,276
 Loan Interest..........       --      --          --          --          --          --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       --   (2,564)    (20,329)        --      (34,280)    (19,637)
 Surrenders.............   (13,405) (3,501)   (103,432)    (33,070)   (172,058)   (222,513)
 Loans..................       --      --          --          --          --          --
 Administrative expenses
  (note 4)..............       (52)    (21)     (1,464)       (105)     (3,245)       (994)
 Transfer gain (loss)
  and transfer fees.....       239     (21)        655       2,790       1,317      15,986
 Transfers (to) from the
  Guarantee Account.....    15,457  14,319     173,225     411,424     479,593     681,022
 Interfund transfers....    14,526  (1,990)   (335,012)    328,897    (558,485)   (146,050)
                          --------  ------  ----------  ----------  ----------  ----------
 Increase (decrease) in
  net assets from
  capital transactions..   112,480  24,181     (96,588)  2,641,267      (8,436)  4,101,090
                          --------  ------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............   122,483  28,536    (737,380)  2,065,338  (1,442,236)  2,707,040
Net assets at beginning
 of year................    98,756  70,220   2,388,959     323,621   6,095,767   3,388,727
                          --------  ------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $221,239  98,756   1,651,579   2,388,959   4,653,531   6,095,767
                          ========  ======  ==========  ==========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series -- Service Shares
                   ----------------------------------------------------------------------------------------------------
                      Global Life         Global        Aggressive                        Capital
                       Sciences         Technology        Growth         Balanced      Appreciation        Growth
                       Portfolio        Portfolio        Portfolio       Portfolio       Portfolio        Portfolio
                   ----------------- ---------------- --------------- --------------- --------------- -----------------
                      Period from      Period from      Period from     Period from     Period from      Period from
                   November 18, 2001 November 5, 2001 August 15, 2001 August 15, 2001 August 13, 2001 November 29, 2001
                    to December 31,  to December 31,  to December 31, to December 31, to December 31,  to December 31,
                         2001              2001            2001            2001            2001             2001
                   ----------------- ---------------- --------------- --------------- --------------- -----------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......       $    (6)             (10)            (17)           2,685              71             (19)
 Net realized
  gain (loss)....           --                16              63              129            (915)            --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....           363              954           1,117             (109)            210            (402)
 Capital gain
  distributions..           --               --              --               --              --              --
                        -------           ------          ------          -------         -------          ------
 Increase
  (decrease) in
  net assets from
  operations.....           357              960           1,163            2,705            (634)           (421)
                        -------           ------          ------          -------         -------          ------
From capital
 transactions:
 Net premiums....        10,746           20,506          21,731          354,477          62,215          39,064
 Loan Interest...           --               --              --               --              --              --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..           --               --              --               --              --              --
 Surrenders......           --               --              --           (38,376)            --              --
 Loans...........           --               --              --               --              --              --
 Administrative
  expenses (note
  4).............           --               --              --               --              --              --
 Transfer gain
  (loss) and
  transfer fees..          (224)             120            (326)           1,791           1,619           1,023
 Transfers (to)
  from the
  Guarantee
  Account........           704              --           13,068           29,523         (14,292)            397
 Interfund
  transfers......           --               --              --               --              --              --
                        -------           ------          ------          -------         -------          ------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...        11,226           20,626          34,473          347,415          49,542          40,484
                        -------           ------          ------          -------         -------          ------
Increase
 (decrease) in
 net assets......        11,583           21,586          35,636          350,120          48,908          40,063
Net assets at
 beginning of
 year............           --               --              --               --              --              --
                        -------           ------          ------          -------         -------          ------
Net assets at end
 of year.........       $11,583           21,586          35,636          350,120          48,908          40,063
                        =======           ======          ======          =======         =======          ======
                    International       Worldwide
                        Growth            Growth
                      Portfolio         Portfolio
                   ---------------- ------------------
                     Period from       Period from
                   October 31, 2001 September 10, 2001
                   to December 31,   to December 31,
                         2001              2001
                   ---------------- ------------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......           12                 5
 Net realized
  gain (loss)....           57                 1
 Unrealized
  appreciation
  (depreciation)
  on
  investments....          553               713
 Capital gain
  distributions..          --                --
                   ---------------- ------------------
 Increase
  (decrease) in
  net assets from
  operations.....          622               719
                   ---------------- ------------------
From capital
 transactions:
 Net premiums....       14,862            12,892
 Loan Interest...          --                --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..          --                --
 Surrenders......         (396)              --
 Loans...........          --                --
 Administrative
  expenses (note
  4).............          --                --
 Transfer gain
  (loss) and
  transfer fees..           60                71
 Transfers (to)
  from the
  Guarantee
  Account........        3,757            10,747
 Interfund
  transfers......          --                --
                   ---------------- ------------------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...       18,283            23,710
                   ---------------- ------------------
Increase
 (decrease) in
 net assets......       18,905            24,429
Net assets at
 beginning of
 year............          --                --
                   ---------------- ------------------
Net assets at end
 of year.........       18,905            24,429
                   ================ ==================

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    Alger American Fund                   PBHG Insurance Series Fund, Inc.
                          -------------------------------------------  -----------------------------------------
                          Small Capitalization        LargeCap           PBHG Large Cap        PBHG Growth II
                               Portfolio          Growth Portfolio      Growth Portfolio         Portfolio
                          ---------------------- --------------------  --------------------  -------------------
                               Year ended            Year ended            Year ended            Year ended
                              December 31,          December 31,          December 31,          December 31,
                          ---------------------- --------------------  --------------------  -------------------
                             2001       2000       2001       2000       2001       2000       2001      2000
                          ----------  ---------- ---------  ---------  ---------  ---------  --------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (11,409)   (10,534)   (13,869)   (13,426)   (14,545)    (8,413)   (9,972)   (10,794)
 Net realized gain
  (loss)................    (142,174)   (41,574)   (28,392)    11,334    (67,222)      (349)  (83,539)    21,523
 Unrealized appreciation
  (depreciation) on
  investments...........    (161,064)  (500,225)  (275,654)  (329,907)  (297,054)  (182,284) (336,576)  (372,036)
 Capital gain
  distributions.........         --     242,875    151,941    122,367        --      20,225       --      21,546
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
 Increase (decrease) in
  net assets from
  operations............    (314,647)  (309,458)  (165,974)  (209,632)  (378,821)  (170,821) (430,087)  (339,761)
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
From capital
 transactions:
 Net premiums...........      97,337    673,890    155,541    588,297    236,575    885,263    78,424    862,385
 Loan Interest..........         --         --         --         --         --         --        --         --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........      (1,530)       --         --         --         --         --     (9,228)       --
 Surrenders.............     (45,457)   (11,507)   (32,620)   (23,480)   (28,829)      (886)   (8,165)      (793)
 Loans..................         --         --         --         --         --         --        --         --
 Administrative expenses
  (note 4)..............        (588)       (77)      (533)       (91)      (532)       (25)     (716)       (82)
 Transfer gain (loss)
  and transfer fees.....       1,005        299       (962)    (2,586)    (1,089)     1,453      (427)      (364)
 Transfers (to) from the
  Guarantee Account.....     136,966    136,675    104,597     59,798    112,741    214,723    31,315    140,107
 Interfund transfers....      93,441     36,063    103,259    (25,852)  (115,044)   158,106   (23,782)   164,609
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
 Increase (decrease) in
  net assets from
  capital transactions..     281,174    835,343    329,282    596,086    203,822  1,258,634    67,421  1,165,862
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
Increase (decrease) in
 net assets.............     (33,473)   525,885    163,308    386,454   (174,999) 1,087,813  (362,666)   826,101
Net assets at beginning
 of year................     910,008    384,123  1,078,685    692,231  1,149,832     62,019   966,368    140,267
                          ----------  ---------  ---------  ---------  ---------  ---------  --------  ---------
Net assets at end of
 year...................   $ 876,535    910,008  1,241,993  1,078,685    974,833  1,149,832   603,702    966,368
                          ==========  =========  =========  =========  =========  =========  ========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Goldman Sachs Variable Insurance
                                      Trust                            Salomon Brothers Variable Series Funds Inc.
                        -------------------------------------  -----------------------------------------------------------
                           Growth and           Mid Cap                  Strategic
                          Income Fund         Value Fund                 Bond Fund                   Investors Fund
                        -----------------  ------------------  ------------------------------ ----------------------------
                           Year ended         Year ended                       Period from                   Period from
                          December 31,       December 31,       Year ended  August 9, 2000 to  Year ended  May 15, 2000 to
                        -----------------  ------------------  December 31,   December 31,    December 31,  December 31,
                          2001     2000      2001      2000        2001           2000            2001          2000
                        --------  -------  ---------  -------  ------------ ----------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........  $ (3,243)  (2,097)    (3,499)    (650)     5,048            415          (1,231)          259
 Net realized gain
  (loss)..............    (7,077)    (122)    33,066   (2,036)       166            --          (15,445)           11
 Unrealized
  appreciation
  (depreciation) on
  investments.........   (28,664) (15,562)    31,548  153,996     (2,076)          (222)         (7,288)         (335)
 Capital gain
  distributions.......       --       --      67,964   21,504        --             --            2,984         1,911
                        --------  -------  ---------  -------    -------          -----         -------        ------
 Increase (decrease)
  in net assets from
  operations..........   (38,984) (17,781)   129,079  172,814      3,138            193         (20,980)        1,846
                        --------  -------  ---------  -------    -------          -----         -------        ------
From capital
 transactions:
 Net premiums.........    83,708  259,268    189,124  307,826     24,453          7,500          50,139        37,028
 Loan Interest........       --       --         --       --         --             --              --            --
 Transfers (to) from
  the general account
  of GE Capital Life:
 Death Benefits.......       --       --         --       --         --             --           (7,312)          --
 Surrenders...........   (23,038) (19,209)   (17,970) (26,666)    (1,171)           --           (7,382)         (414)
 Loans................       --       --         --       --         --             --              --            --
 Administrative
  expenses (note 4)...      (105)     (29)      (403)     (68)       (28)           --             (117)          --
 Transfer gain (loss)
  and transfer fees...     1,716     (177)     3,674      356        (72)           --             (465)          (35)
 Transfers (to) from
  the Guarantee
  Account.............    36,356   37,358    108,335   81,489    101,389            --           70,219         7,924
 Interfund transfers..    (6,659)  35,947    151,850  123,139     21,967            --           98,685        20,000
                        --------  -------  ---------  -------    -------          -----         -------        ------
 Increase (decrease)
  in net assets from
  capital
  transactions........    91,978  313,158    434,610  486,075    146,538          7,500         203,767        64,503
                        --------  -------  ---------  -------    -------          -----         -------        ------
Increase (decrease) in
 net assets...........    52,994  295,377    563,689  658,889    149,676          7,693         182,787        66,349
Net assets at
 beginning of year....   355,498   60,121    923,874  264,985      7,693            --           66,349           --
                        --------  -------  ---------  -------    -------          -----         -------        ------
Net assets at end of
 year.................  $408,492  355,498  1,487,563  923,874    157,369          7,693         249,136        66,349
                        ========  =======  =========  =======    =======          =====         =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Salomon Brothers Variable
                                                 Series Funds Inc. (continued)
                                                 ------------------------------
                                                       Total Return Fund
                                                 ------------------------------
                                                                 Period from
                                                  Year ended  April 28, 2000 to
                                                 December 31,   December 31,
                                                     2001           2000
                                                 ------------ -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)...............    $    956           732
 Net realized gain (loss)......................      (1,144)           70
 Unrealized appreciation (depreciation) on
  investments..................................      (2,149)          322
 Capital gain distributions....................         --            --
                                                   --------        ------
  Increase (decrease) in net assets from
   operations..................................      (2,337)        1,124
                                                   --------        ------
From capital transactions:
 Net premiums..................................      31,209        25,356
 Loan Interest.................................         --            --
 Transfers (to) from the general account of GE
  Capital Life:
 Death Benefits................................         --            --
 Surrenders....................................      (1,811)         (981)
 Loans.........................................         --            --
 Administrative expenses (note 4)..............         (37)          --
 Transfer gain (loss) and transfer fees........         (11)           (2)
 Transfers (to) from the Guarantee Account.....       8,959         7,314
 Interfund transfers...........................      34,580        (1,715)
                                                   --------        ------
  Increase (decrease) in net assets from
   capital transactions........................      72,889        29,972
                                                   --------        ------
Increase (decrease) in net assets..............      70,552        31,096
Net assets at beginning of year................      31,096           --
                                                   --------        ------
Net assets at end of year......................    $101,648        31,096
                                                   ========        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                     PIMCO Variable Insurance Trust
                   -------------------------------------------------------------------
                       Foreign     Long-Term  U.S.      High Yield      Total Return
                        Bond       Government Bond         Bond             Bond
                      Portfolio       Portfolio         Portfolio         Portfolio
                   --------------- ---------------- ------------------ ---------------
                     Period from     Period from       Period from       Period from
                   August 15, 2001 October 22, 2001 September 25, 2001 August 13, 2001
                   to December 31, to December 31,   to December 31,   to December 31,
                        2001             2001              2001             2001
                   --------------- ---------------- ------------------ ---------------
Increase (de-
 crease) in net
 assets
From operations:
 Net investment
  income
  (expense)......      $    86           1,318               499               804
 Net realized
  gain (loss)....           77            (136)                4               (53)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....         (268)        (18,296)               89            (4,923)
 Capital gain
  distributions..          --            7,829               --              3,412
                       -------         -------            ------           -------
 Increase
  (decrease) in
  net assets from
  operations.....         (105)         (9,285)              592              (760)
                       -------         -------            ------           -------
From capital
 transactions:
 Net premiums....       18,979         243,255            48,497           214,406
 Loan Interest...          --              --                --                --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..          --              --                --                --
 Surrenders......          --             (669)              --             (1,460)
 Loans...........          --              --                --                --
 Administrative
  expenses (note
  4).............          --              --                --                --
 Transfer gain
  (loss) and
  transfer fees..         (109)            278               256               (40)
 Transfers (to)
  from the
  Guarantee
  Account........          --            4,849             7,970            18,363
 Interfund
  transfers......          --              --                --                --
                       -------         -------            ------           -------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...       18,870         247,713            56,723           231,269
                       -------         -------            ------           -------
Increase (de-
 crease) in net
 assets..........       18,765         238,428            57,315           230,509
Net assets at be-
 ginning of
 year............          --              --                --                --
                       -------         -------            ------           -------
Net assets at end
 of year.........      $18,765         238,428            57,315           230,509
                       =======         =======            ======           =======
                             AIM Variable Insurance Funds
                   ------------------------------------------------
                       AIM V.I.
                       Capital                         AIM V.I.
                     Appreciation   AIM V.I. Growth      Value
                         Fund            Fund            Fund
                   ---------------- --------------- ---------------
                     Period from      Period from     Period from
                   November 5, 2001 August 31, 2001 August 13, 2001
                   to December 31,  to December 31, to December 31,
                         2001            2001            2001
                   ---------------- --------------- ---------------
Increase (de-
 crease) in net
 assets
From operations:
 Net investment
  income
  (expense)......          (18)             74              121
 Net realized
  gain (loss)....           17             (22)              83
 Unrealized
  appreciation
  (depreciation)
  on
  investments....       (1,291)          1,165           (1,475)
 Capital gain
  distributions..        2,558             --             3,078
                   ---------------- --------------- ---------------
 Increase
  (decrease) in
  net assets from
  operations.....        1,266           1,217            1,807
                   ---------------- --------------- ---------------
From capital
 transactions:
 Net premiums....       37,940          35,409          162,342
 Loan Interest...          --              --               --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..          --              --               --
 Surrenders......          --              --              (692)
 Loans...........          --              --               --
 Administrative
  expenses (note
  4).............          --              --               --
 Transfer gain
  (loss) and
  transfer fees..         (158)           (345)             721
 Transfers (to)
  from the
  Guarantee
  Account........        2,295           5,381            8,528
 Interfund
  transfers......          --              --               --
                   ---------------- --------------- ---------------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...       40,077          40,445          170,899
                   ---------------- --------------- ---------------
Increase (de-
 crease) in net
 assets..........       41,343          41,662          172,706
Net assets at be-
 ginning of
 year............          --              --               --
                   ---------------- --------------- ---------------
Net assets at end
 of year.........       41,343          41,662          172,706
                   ================ =============== ===============

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Dreyfus                                    MFS Variable Insurance Trust
                   ------------------------------------ --------------------------------------------------------------------
                   Dreyfus Investment    The Dreyfus                           MFS
                     Portfolios --        Socially       MFS Investors      Investors          MFS New
                    Emerging Markets     Responsible     Growth Stock         Trust           Discovery       MFS Utility
                       Portfolio      Growth Fund, Inc.     Series            Series            Series           Series
                   ------------------ ----------------- --------------- ------------------ ---------------- ----------------
                      Period from        Period from      Period from      Period from       Period from      Period from
                    October 18, 2001  November 6, 2001  October 4, 2001 September 10, 2001 November 5, 2001 October 22, 2001
                    to December 31,    to December 31,  to December 31,  to December 31,   to December 31,  to December 31,
                          2001              2001             2001              2001              2001             2001
                   ------------------ ----------------- --------------- ------------------ ---------------- ----------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......        $    8                (4)             (11)              (12)              (2)              (17)
 Net realized
  gain (loss)....            10               --                66                50              102               340
 Unrealized
  appreciation
  (depreciation)
  on
  investments....           213               (16)             705               751              116               137
 Capital gain
  distributions..           --                --               --                --               --                --
                         ------             -----           ------            ------            -----            ------
 Increase
  (decrease) in
  net assets from
  operations.....           231               (20)             760               789              216               460
                         ------             -----           ------            ------            -----            ------
From capital
 transactions:
 Net premiums....           --              6,613           19,064             8,347            1,500            39,199
 Loan Interest...           --                --               --                --               --                --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..           --                --               --                --               --                --
 Surrenders......           --                --               --               (384)             --                --
 Loans...........           --                --               --                --               --                --
 Administrative
  expenses
  (note 4).......           --                --               --                --               --                --
 Transfer gain
  (loss) and
  transfer fees..          (129)                1             (198)              (39)             (34)             (493)
 Transfers (to)
  from the
  Guarantee
  Account........         2,308             2,451            4,264            15,261            2,465               --
 Interfund
  transfers......           --                --               --                --               --                --
                         ------             -----           ------            ------            -----            ------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...         2,179             9,065           23,130            23,185            3,931            38,706
                         ------             -----           ------            ------            -----            ------
Increase
 (decrease) in
 net assets......         2,410             9,045           23,890            23,974            4,147            39,166
Net assets at
 beginning of
 year............           --                --               --                --               --                --
                         ------             -----           ------            ------            -----            ------
Net assets at end
 of year.........        $2,410             9,045           23,890            23,974            4,147            39,166
                         ======             =====           ======            ======            =====            ======
                         Rydex
                    Variable Trust
                   -----------------
                          OTC
                         Fund
                   -----------------
                      Period from
                   November 16, 2001
                    to December 31,
                         2001
                   -----------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......           (1)
 Net realized
  gain (loss)....          --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....          (18)
 Capital gain
  distributions..          --
                   -----------------
 Increase
  (decrease) in
  net assets from
  operations.....          (19)
                   -----------------
From capital
 transactions:
 Net premiums....        2,670
 Loan Interest...          --
 Transfers (to)
  from the
  general account
  of GE Capital
  Life:
 Death Benefits..          --
 Surrenders......          --
 Loans...........          --
 Administrative
  expenses
  (note 4).......          --
 Transfer gain
  (loss) and
  transfer fees..           (3)
 Transfers (to)
  from the
  Guarantee
  Account........          --
 Interfund
  transfers......          --
                   -----------------
 Increase
  (decrease) in
  net assets from
  capital
  transactions...        2,667
                   -----------------
Increase
 (decrease) in
 net assets......        2,648
Net assets at
 beginning of
 year............          --
                   -----------------
Net assets at end
 of year.........        2,648
                   =================

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Alliance Variable Product Series Fund, Inc.
                             --------------------------------------------------
                               Growth and
                                 Income      Premier Growth        Quasar
                                Portfolio       Portfolio        Portfolio
                             --------------- --------------- ------------------
                               Period from     Period from      Period from
                             August 13, 2001 August 20, 2001 September 17, 2001
                             to December 31, to December 31,  to December 31,
                                  2001            2001              2001
                             --------------- --------------- ------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................     $   (216)           (101)             (2)
 Net realized gain (loss)..         (309)             29             --
 Unrealized appreciation
  (depreciation) on
  investments..............        8,166           6,789             373
 Capital gain
  distributions............          --              --              --
                                --------         -------           -----
 Increase (decrease) in net
  assets from operations...        7,641           6,717             371
                                --------         -------           -----
From capital transactions:
 Net premiums..............      474,497         171,132             --
 Loan Interest.............          --              --              --
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits............          --              --              --
 Surrenders................      (21,884)         (1,277)            --
 Loans.....................          --              --              --
 Administrative expenses
  (note 4).................          --              --              --
 Transfer gain (loss) and
  transfer fees............          896           3,961              (6)
 Transfers (to) from the
  Guarantee Account........         (270)         26,040           3,261
 Interfund transfers.......          --              --              --
                                --------         -------           -----
 Increase (decrease) in net
  assets from capital
  transactions.............      453,239         199,856           3,255
                                --------         -------           -----
Increase (decrease) in net
 assets....................      460,880         206,573           3,626
Net assets at beginning of
 year......................          --              --              --
                                --------         -------           -----
Net assets at end of year..     $460,880         206,573           3,626
                                ========         =======           =====

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2001


(1) Description of Entity

  GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Life Assurance Company of New York (GE Capital Life). The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent GE Financial Assurance Holdings, Inc. are, an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series.

  In 2001, 34 new investment subdivisions were added to the Account for Type II and Type III policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class
2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Balanced, Capital Appreciation, Growth, International Growth, and Worldwide Growth Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In February 2000, four new investment subdivisions were added to the Account for Type I Policies. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Strategic Bond Fund, the Investors Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Funds Inc.

  All designated portfolios described above are series type mutual funds.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001



(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are three unit classes included in the Account. Type I units are sold under policy form P1066. Type II and Type III units are sold under policy form NY1155.

 (b) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                            Cost of    Proceeds
                             Shares      from
Fund/Portfolio              Acquired  Shares Sold
--------------             ---------- -----------
GE Investment Funds,
 Inc.:
 S&P 500 Index Fund......  $4,733,071 $1,194,122
 Money Market Fund.......   6,127,247  3,838,385
 Total Return Fund.......     690,220     44,033
 International Equity
  Fund...................     195,567     18,331
 Real Estate Securities
  Fund...................     246,858     93,649
 Global Income Fund......     121,083     72,862
 Mid-Cap Value Equity
  Fund...................     777,794    179,383
 Income Fund.............   1,013,777    128,017
 U.S. Equity Fund........   2,926,594    190,685
 Premier Growth Equity
  Fund...................   1,964,118    161,007
 Value Equity Fund.......      23,364         11
 Small-Cap Value Equity
  Fund...................     113,805        194
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio..............   1,573,521    342,657
 Growth Portfolio........   1,141,669    419,531
 Overseas Portfolio......     444,591     71,352
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio..............     204,930     76,772
 Contrafund Portfolio....     802,012    445,565
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio..............   1,000,381    484,963
 Growth Opportunities
  Portfolio..............     257,620     69,815
Variable Insurance
 Products Fund -- Service
 Class 2:
 Equity-Income
  Portfolio..............     203,537     36,166
 Growth Portfolio........      59,471         26
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio....      36,235         14
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio..............      39,228         96
 Mid Cap Portfolio.......     128,907     17,525
Oppenheimer Variable
 Account Funds:
 High Income Fund/VA.....     612,598     88,590
 Bond Fund/VA............   1,323,592    409,268
 Aggressive Growth
  Fund/VA................     616,351    342,597
 Capital Appreciation
  Fund/VA................   1,246,373    211,780
 Multiple Strategies
  Fund/VA................     765,593    128,537
Oppenheimer Variable
 Account Funds -- Class 2
 Shares:
 Global Securities
  Fund/VA................      38,292         42
 Main Street Growth &
  Income Fund/VA.........     131,188        329

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Federated Insurance Series:
 American Leaders Fund II................................ $  255,537 $   98,963
 High Income Bond Fund II................................     94,550     49,576
 Utility Fund II.........................................    206,810     43,361
 International Small Company Fund II.....................        116          0
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II................................     21,934         25
Janus Aspen Series:
 Balanced Portfolio......................................  2,209,427  1,587,506
 Aggressive Growth Portfolio.............................  1,020,591    884,829
 Growth Portfolio........................................    978,283    742,874
 Worldwide Growth Portfolio..............................    846,472    862,238
 Flexible Income Portfolio...............................    201,043     81,372
 International Growth Portfolio..........................    575,132    680,101
 Capital Appreciation Portfolio..........................    995,502  1,013,874
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..........................     11,456        230
 Global Technology Portfolio.............................     20,672         46
 Aggressive Growth Portfolio.............................     34,497        328
 Balanced Portfolio......................................    387,842     39,184
 Capital Appreciation Portfolio..........................     65,870     16,233
 Growth Portfolio........................................     40,499         15
 International Growth Portfolio..........................     18,743        441
 Worldwide Growth Portfolio..............................     23,446         24
Alger American Fund:
 Small Capitalization Portfolio..........................    466,325    188,287
 LargeCap Growth Portfolio...............................    555,108     87,975
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.........................    373,331    183,978
 PBHG Growth II Portfolio................................    153,758     96,494
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................    149,201     60,695
 Mid Cap Value Fund......................................    757,346    257,290
Salomon Brothers Variable Series Funds Inc.:
 Strategic Bond Fund.....................................    160,727      9,074
 Investors Fund..........................................    361,095    157,727
 Total Return Fund.......................................     94,299     20,417
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..................................     19,032        114
 Long-Term U.S. Government Bond Portfolio................    258,724      3,153
 High Yield Bond Portfolio...............................     56,998         79
 Total Return Bond Portfolio.............................    236,363      2,128

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                           Cost of   Proceeds
                                                            Shares     from
Fund/Portfolio                                             Acquired Shares Sold
--------------                                             -------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund....................... $ 43,094   $  457
 AIM V.I. Growth Fund.....................................   40,905      367
 AIM V.I. Value Fund......................................  174,102    1,595
Dreyfus:
 Dreyfus Investment Portfolios -- Emerging Markets
  Portfolio...............................................    2,634      446
 The Dreyfus Socially Responsible Growth Fund, Inc. ......    8,774        3
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series........................   23,441      309
 MFS Investors Trust Series...............................   23,566      464
 MFS New Discovery Series.................................    5,599    1,669
 MFS Utility Series.......................................   39,262      555
Rydex Variable Trust:
 OTC Fund.................................................    2,669        4
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio..............................  492,450   41,047
 Premier Growth Portfolio.................................  201,660    1,188
 Quasar Portfolio.........................................    3,261        7

(4) Related Party Transactions

  The premiums transferred from GE Capital Life to the Account represent net premiums received by GE Capital Life on its flexible variable deferred annuity products, less deductions retained as compensation for certain distribution expenses and premium taxes. In addition, certain contractholders elect to deposit premiums in the general account of GE Capital Life and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

  If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, for Type I policies, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for Type I policies and1% per year for Type II and Type III every year thereafter.

  GE Capital Life will deduct a charge of $25 plus .15% for Type I Policies and $30 plus .15% for Type II and Type III policies per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account for the mortality and expense (M&E) risk that GE Capital Life assumes. Fee based on the following rates: Type I--1.25%, Type II--1.30%, and Type III--1.50%. The administrative expenses as well as the M&E charges are deducted daily and reflect the effective annual rates.

  Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities issued by GE Capital Life. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, ..60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds, and .80% for the Small-Cap Value Equity Fund.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by type and by separate account from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 are as follows:

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                       GE Investments Funds, Inc.
                  ------------------------------------------------------------------------------------------------
                       S&P 500                Money               Total         International      Real Estate
                        Index                Market              Return            Equity          Securities
                         Fund                 Fund                Fund              Fund              Fund
                  -------------------  --------------------  ----------------  ----------------  ----------------
                   Units    $ Amount    Units     $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                  -------  ----------  --------  ----------  ------  --------  ------  --------  ------  --------
Type I Units:
 Units
  Purchased...... 273,230  $3,376,266   428,354  $4,621,125  12,389  $144,891  12,469  $136,504   2,721  $ 28,909
 Units Redeemed.. (19,103)   (236,045)   (7,305)    (78,806)   (532)   (6,221)   (281)   (3,081)   (135)   (1,438)
 Units
  Exchanged...... 122,516   1,513,917  (178,057) (1,920,895) 12,563   147,725     693     7,584   3,732    39,644
                  -------  ----------  --------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... 376,643  $4,654,138   242,992  $2,621,420  24,420  $286,395  12,881  $141,007   6,318  $ 67,115
                  =======  ==========  ========  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased...... 281,113   2,781,809   179,318   1,993,913  16,197   184,738  15,993   158,072   7,094    84,759
 Units Redeemed.. (35,825)   (354,511)  (21,594)   (240,112) (1,291)  (14,724) (1,071)  (10,583)   (269)   (3,220)
 Units
  Exchanged......  73,078     723,152   (11,014)   (122,475) 39,266   447,832   2,982    29,473   4,982    59,505
                  -------  ----------  --------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... 318,366  $3,150,450   146,710  $1,631,326  54,172  $617,846  17,904  $176,962  11,807  $141,043
                  =======  ==========  ========  ==========  ======  ========  ======  ========  ======  ========
                      Global
                      Income
                       Fund
                  ----------------
                  Units  $ Amount
                  ------ ---------
Type I Units:
 Units
  Purchased...... 5,389  $51,414
 Units Redeemed..   (83)    (793)
 Units
  Exchanged......   848    8,089
                  ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... 6,154  $58,710
                  ====== =========
 Units
  Purchased...... 6,350   58,825
 Units Redeemed..  (984)  (9,115)
 Units
  Exchanged......   165    1,527
                  ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... 5,531  $51,237
                  ====== =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                        GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------------------
                             Mid-Cap                                U.S.               Premier
                          Value Equity         Income              Equity           Growth Equity
                              Fund              Fund                Fund                 Fund
                         ----------------  ----------------  -------------------  -------------------
                         Units   $ Amount  Units   $ Amount   Units    $ Amount    Units    $ Amount
                         ------  --------  ------  --------  -------  ----------  -------  ----------
Type I Units:
 Units Purchased........ 19,923  $212,889   8,234  $ 86,216   17,587  $  218,273   22,237  $  222,717
 Units Redeemed......... (1,333)  (14,241)   (762)   (7,982)  (2,510)    (31,150)     (55)       (551)
 Units Exchanged........  2,780    29,704  10,684   111,875   14,175     175,941    5,898      59,075
                         ------  --------  ------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2000.............. 21,370  $228,352  18,156  $190,109   29,252  $  363,064   28,080  $  281,241
                         ======  ========  ======  ========  =======  ==========  =======  ==========
 Units Purchased........ 36,605   424,730  24,836   282,963  234,663   2,700,161  186,247   1,712,107
 Units Redeemed.........   (569)   (6,595) (2,541)  (28,952)  (5,082)    (58,483)  (2,792)    (25,662)
 Units Exchanged........  4,556    52,857  51,462   586,314    5,655      65,067    6,226      57,232
                         ------  --------  ------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 40,592  $470,991  73,757  $840,324  235,236  $2,706,745  189,681  $1,743,678
                         ======  ========  ======  ========  =======  ==========  =======  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                               Variable Insurance Products Fund
                            Variable Insurance Products Fund                                  II
                  ----------------------------------------------------------  -------------------------------------
                    Equity Income                              Overseas        Asset Manager        Contrafund
                      Portfolio         Growth Portfolio       Portfolio         Portfolio          Portfolio
                  -------------------  -------------------  ----------------  ----------------  -------------------
                   Units    $ Amount    Units    $ Amount   Units   $ Amount  Units   $ Amount   Units    $ Amount
                  -------  ----------  -------  ----------  ------  --------  ------  --------  -------  ----------
Type I Units:
 Units
  Purchased......  36,559  $  387,451   98,379  $1,501,166  32,832  $419,747  17,048  $192,881  128,094  $1,661,934
 Units Redeemed..  (2,994)    (31,736)  (3,252)    (49,614) (1,209)  (15,458)   (183)   (2,062)  (6,760)    (87,698)
 Units
  Exchanged......  15,462     163,866   29,324     447,461     769     9,822    (611)   (6,919)  50,194     651,246
                  -------  ----------  -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  49,027  $  519,582  124,451  $1,899,013  32,392  $414,111  16,254  $183,899  171,528  $2,225,482
                  =======  ==========  =======  ==========  ======  ========  ======  ========  =======  ==========
 Units
  Purchased......  32,956     358,395   13,156     160,505   6,734    62,545  (2,467)  (24,849)  15,828     189,537
 Units Redeemed.. (10,427)   (113,398) (11,100)   (135,417) (3,937)  (36,572) (1,802)  (18,157) (15,616)   (186,995)
 Units
  Exchanged......  86,170     937,046   46,917     572,345  30,936   287,293  16,031   161,491   23,231     278,177
                  -------  ----------  -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... 108,699  $1,182,043   48,973  $  597,433  33,733  $313,266  11,762  $118,485   23,443  $  280,719
                  =======  ==========  =======  ==========  ======  ========  ======  ========  =======  ==========
                  Variable Insurance Products Fund
                                III
                  ------------------------------------
                                         Growth
                  Growth & Income     Opportunities
                     Portfolio          Portfolio
                  ------------------ -----------------
                   Units   $ Amount  Units   $ Amount
                  -------- --------- ------- ---------
Type I Units:
 Units
  Purchased......  62,406  $706,511  30,835  $327,326
 Units Redeemed..  (8,079)  (91,464) (2,919)  (30,988)
 Units
  Exchanged......  16,420   185,891  12,817   136,064
                  -------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  70,747  $800,938  40,733  $432,403
                  ======== ========= ======= =========
 Units
  Purchased......  39,746   416,397  19,460   154,761
 Units Redeemed.. (14,551) (152,444) (1,090)   (8,666)
 Units
  Exchanged......  20,734   217,206   6,236    49,586
                  -------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  45,929  $481,159  24,606  $195,681
                  ======== ========= ======= =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                  Oppenheimer Variable Account Funds
                         ----------------------------------------------------------------------------------------------
                                                                                        Capital           Multiple
                           High Income                         Aggressive Growth     Appreciation        Strategies
                             Fund/VA         Bond Fund/VA           Fund/VA             Fund/VA            Fund/VA
                         ----------------  ------------------  ------------------  ------------------  ----------------
                         Units   $ Amount   Units   $ Amount   Units    $ Amount   Units    $ Amount   Units   $ Amount
                         ------  --------  -------  ---------  ------  ----------  ------  ----------  ------  --------
Type I Units:
 Units Purchased........ 26,691  $255,044   43,782  $ 440,975  72,542  $1,531,110  50,733  $  793,660  15,232  $172,491
 Units Redeemed......... (5,025)  (48,021)  (5,137)   (51,736) (1,359)    (28,685) (1,596)    (24,969)   (318)   (3,606)
 Units Exchanged........  5,079    48,527   16,230    163,462  22,439     473,605  18,502     289,448   8,105    91,775
                         ------  --------  -------  ---------  ------  ----------  ------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 26,745  $255,551   54,875  $ 552,701  93,622  $1,976,030  67,639  $1,058,140  23,019  $260,659
                         ======  ========  =======  =========  ======  ==========  ======  ==========  ======  ========
 Units Purchased........  6,182    58,407   47,798    533,398   8,317     166,989  51,669     684,723  11,340   133,037
 Units Redeemed......... (3,002)  (28,364) (10,418)  (116,261) (3,043)    (61,104) (4,595)    (60,895) (2,894)  (33,949)
 Units Exchanged........ 47,058   444,657   38,663    431,455  (1,282)    (25,734) 23,413     310,276  43,466   509,937
                         ------  --------  -------  ---------  ------  ----------  ------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 50,238  $474,700   76,043  $ 848,592   3,992  $   80,151  70,487  $  934,104  51,912  $609,025
                         ======  ========  =======  =========  ======  ==========  ======  ==========  ======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                    Federated Insurance Series
                          ----------------------------------------------------
                                                 High
                             American         Income Bond         Utility
                          Leaders Fund II       Fund II           Fund II
                          ----------------  ----------------  ----------------
                          Units   $ Amount  Units   $ Amount  Units   $ Amount
                          ------  --------  ------  --------  ------  --------
Type I Units:
 Units Purchased......... 48,293  $522,124   8,782  $ 83,632  26,798  $285,303
 Units Redeemed.......... (2,217)  (23,974)   (254)   (2,422) (2,369)  (25,219)
 Units Exchanged.........  5,725    61,890   4,942    47,051   3,537    37,650
                          ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2000............... 51,801  $560,041  13,470  $128,261  27,966  $297,734
                          ======  ========  ======  ========  ======  ========
 Units Purchased.........  2,015    22,532   2,313    20,400   5,616    53,180
 Units Redeemed.......... (2,782)  (31,108) (1,589)  (14,100) (1,315)  (12,451)
 Units Exchanged......... 14,514   162,291   1,449    12,773  12,020   113,828
                          ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2001............... 13,747  $153,715   2,163  $ 19,073  16,321  $154,557
                          ======  ========  ======  ========  ======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                            Janus Aspen Series
                     -----------------------------------------------------------------------------------------------------
                                          Aggressive Growth                          Worldwide Growth    Flexible Income
                     Balanced Portfolio       Portfolio         Growth Portfolio        Portfolio           Portfolio
                     -------------------  -------------------  -------------------  -------------------  ----------------
                      Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount   Units   $ Amount
                     -------  ----------  -------  ----------  -------  ----------  -------  ----------  ------  --------
Type I Units:
 Units
  Purchased......    186,633  $2,592,620  195,359  $5,044,265  196,176  $3,134,823  176,225  $2,875,338   1,739  $ 17,959
 Units Redeemed..    (16,995)   (236,097) (16,371)   (422,698)  (4,910)    (78,453)  (5,774)    (94,223)   (589)   (6,086)
 Units
  Exchanged......     66,178     919,324   52,751   1,362,054   28,770     459,743   37,207     607,065   1,194    12,329
                     -------  ----------  -------  ----------  -------  ----------  -------  ----------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended
  December 31, 2000..235,816  $3,275,846  231,739  $5,983,621  220,036  $3,516,112  207,658  $3,388,180   2,344  $ 24,202
                     =======  ==========  =======  ==========  =======  ==========  =======  ==========  ======  ========
 Units
  Purchased......     65,568     873,947   15,088     290,994   29,044     422,537  (24,957)    265,100   8,695    95,715
 Units Redeemed..    (25,123)   (334,865) (10,199)   (196,696) (11,992)   (174,462)  15,252    (162,006) (1,223)  (13,457)
 Units
  Exchanged......        983      13,109    5,114      98,612    1,697      24,693    8,139     (86,459)  2,723    29,983
                     -------  ----------  -------  ----------  -------  ----------  -------  ----------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended
  December 31, 2001.. 41,428  $  552,191   10,003  $  192,911   18,749  $  272,768   (1,566) $   16,635  10,195  $112,241
                     =======  ==========  =======  ==========  =======  ==========  =======  ==========  ======  ========
                                               Capital
                       International         Appreciation
                      Growth Portfolio        Portfolio
                     -------------------- --------------------
                      Units    $ Amount    Units    $ Amount
                     -------- ----------- -------- -----------
Type I Units:
 Units
  Purchased......    112,082  $1,931,331  204,833  $3,793,276
 Units Redeemed..     (1,925)    (33,175) (13,129)   (243,144)
 Units
  Exchanged......     42,964     740,321   28,888     534,972
                     -------- ----------- -------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended
  December 31, 2000..153,121  $2,638,477  220,592  $4,085,104
                     ======== =========== ======== ===========
 Units
  Purchased......     29,360     189,769  131,832     278,722
 Units Redeemed..    (19,374)   (125,225) (99,130)   (209,582)
 Units
  Exchanged......    (25,031)   (161,787) (37,315)    (78,892)
                     -------- ----------- -------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended
  December 31, 2001..(15,045) $  (97,243)  (4,613) $   (9,753)
                     ======== =========== ======== ===========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                               Alger American Fund            PBHG Insurance Series Fund, Inc.
                         ----------------------------------  --------------------------------------
                              Small
                         Capitalization    LargeCap Growth    PBHG Large Cap      PBHG Growth II
                            Portfolio         Portfolio      Growth Portfolio        Portfolio
                         ----------------  ----------------  ------------------  ------------------
                         Units   $ Amount  Units   $ Amount  Units    $ Amount   Units    $ Amount
                         ------  --------  ------  --------  ------  ----------  ------  ----------
Type I Units:
 Units Purchased........ 48,805  $673,890  39,797  $588,297  45,562  $  885,263  38,518  $  862,385
 Units Redeemed.........   (839)  (11,584) (1,594)  (23,571)    (47)       (911)    (39)       (875)
 Units Exchanged........ 12,510   172,738   2,296    33,946  19,188     372,829  13,610     304,716
                         ------  --------  ------  --------  ------  ----------  ------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 60,476  $835,046  40,499  $598,672  64,703  $1,257,181  52,089  $1,166,226
                         ======  ========  ======  ========  ======  ==========  ======  ==========
 Units Purchased........ 11,634    97,337  13,418   155,541  15,667     236,575   4,404      78,424
 Units Redeemed......... (5,686)  (47,575) (2,860)  (33,153) (1,944)    (29,361) (1,017)    (18,109)
 Units Exchanged........ 27,540   230,407  17,931   207,855    (153)     (2,303)    423       7,533
                         ------  --------  ------  --------  ------  ----------  ------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 33,488  $280,168  28,489  $330,243  13,570  $  204,912   3,810  $   67,848
                         ======  ========  ======  ========  ======  ==========  ======  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                             Goldman Sachs Variable
                                 Insurance Trust              Salomon Brothers Variable Series Funds Inc.
                         ----------------------------------  ---------------------------------------------------
                           Growth and       Mid Cap Value    Strategic Bond                       Total Return
                           Income Fund          Fund              Fund         Investors Fund         Fund
                         ----------------  ----------------  ----------------  ----------------  ---------------
                         Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount
                         ------  --------  ------  --------  ------  --------  ------  --------  -----  --------
Type I Units:
 Units Purchased........ 26,542  $259,268  30,324  $307,826     727  $  7,500   3,202  $ 37,028  2,427  $25,356
 Units Redeemed......... (1,969)  (19,238) (2,634)  (26,734)    --        --      (36)     (414)   (94)    (981)
 Units Exchanged........  7,504    73,305  20,159   204,628     --        --    2,414    27,924    536    5,599
                         ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2000.............. 32,077  $313,335  47,849  $485,720     727  $  7,500   5,580  $ 64,538  2,869  $29,975
                         ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units Purchased........ 10,105    83,708  15,276   189,124   2,233    24,453   4,073    50,139  2,876   31,209
 Units Redeemed......... (2,794)  (23,143) (1,484)  (18,373)   (110)   (1,199) (1,204)  (14,811)  (170)  (1,848)
 Units Exchanged........  3,584    29,696  21,016   260,184  11,264   123,356  13,716   168,904  4,014   43,539
                         ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 10,895  $ 90,261  34,808  $430,935  13,387  $146,610  16,585  $204,232  6,720  $72,900
                         ======  ========  ======  ========  ======  ========  ======  ========  =====  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                          GE Investments Funds, Inc.
                  --------------------------------------------------------------------------------------------------------------
                      S&P 500            Money          Mid-Cap          U.S.         Premier         Value        Small-Cap
                       Index             Market       Value Equity      Equity         Growth         Equity      Value Equity
                       Fund               Fund            Fund           Fund           Fund           Fund           Fund
                  ----------------  ---------------- -------------- -------------- -------------- -------------- ---------------
                  Units   $ Amount   Units  $ Amount Units $ Amount Units $ Amount Units $ Amount Units $ Amount Units  $ Amount
                  ------  --------  ------- -------- ----- -------- ----- -------- ----- -------- ----- -------- -----  --------
Type II Units:
 Units
  Purchased...... 23,814  $210,352  104,117 $105,054 6,181 $56,776  1,955 $17,818  2,290 $20,708  2,533 $22,840  8,096  $82,336
 Units Redeemed..   (137)   (1,211)     --       --    --      --     --      --     --      --     --      --      (4)     (42)
 Units
  Exchanged......    689     6,082    4,549    4,589 2,887  26,515     59     536    --      --     --      --   1,374   13,970
                  ------  --------  ------- -------- ----- -------  ----- -------  ----- -------  ----- -------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  or lesser
  period ended
  December 31,
  2001........... 24,366  $215,223  108,666 $109,644 9,068 $83,291  2,014 $18,354  2,290 $20,708  2,533 $22,840  9,466  $96,265
                  ======  ========  ======= ======== ===== =======  ===== =======  ===== =======  ===== =======  =====  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                             Variable
                                                            Insurance
                                                          Products Fund
                          Variable Insurance Products     II -- Service   Variable Insurance Products
                            Fund -- Service Class 2          Class 2      Fund III -- Service Class 2
                         -------------------------------- -------------- -------------------------------
                                                                            Growth &
                          Equity-Income        Growth       Contrafund       Income         Mid Cap
                            Portfolio        Portfolio      Portfolio      Portfolio       Portfolio
                         ----------------  -------------- -------------- -------------- ----------------
                         Units   $ Amount  Units $ Amount Units $ Amount Units $ Amount Units   $ Amount
                         ------  --------  ----- -------- ----- -------- ----- -------- ------  --------
Type II Units:
 Units Purchased........ 17,835  $158,275  5,750 $50,884  2,882 $26,817  4,012 $36,356  11,008  $109,738
 Units Redeemed.........   (136)   (1,206)   --      --     --      --     --      --       (4)      (40)
 Units Exchanged........ (1,293)  (11,472)   639   5,657    166   1,543    193   1,744  (1,373)  (13,690)
                         ------  --------  ----- -------  ----- -------  ----- -------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended
  December 31, 2001..... 16,406  $145,597  6,389 $56,542  3,048 $28,360  4,205 $38,100   9,631  $ 96,008
                         ======  ========  ===== =======  ===== =======  ===== =======  ======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                              Oppenheimer Variable         Federated    Federated Insurance
                            Account Funds -- Class 2       Insurance     Series -- Service
                                     Shares                  Series            Shares
                         ------------------------------  -------------- --------------------
                             Global       Main Street    International
                           Securities   Growth & Income  Small Company    High Income Bond
                            Fund/VA         Fund/VA         Fund II           Fund II
                         -------------- ---------------  -------------- --------------------
                         Units $ Amount Units  $ Amount  Units $ Amount  Units    $ Amount
                         ----- -------- ------ --------  ----- -------- -------- -----------
Type II Units:
 Units Purchased........ 3,150 $28,472   9,897 $ 88,986   --     $--       1,123 $   10,755
 Units Redeemed.........   --      --      (4)      (40)  --      --         --         --
 Units Exchanged........   133   1,198   2,428   21,826    30     232      1,115     10,674
                         ----- -------  ------ --------   ---    ----   -------- ----------
Net increase (decrease)
 from capital transac-
 tions with
 contractholders during
 the year or lesser pe-
 riod ended December 31,
 2001................... 3,283 $29,670  12,321 $110,772    30    $232      2,238 $   21,429
                         ===== =======  ====== ========   ===    ====   ======== ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                   Janus Aspen Series -- Service Shares
                        -----------------------------------------------------------------------------------------------
                         Global Life       Global       Aggressive                         Capital
                           Sciences      Technology       Growth        Balanced        Appreciation         Growth
                          Portfolio      Portfolio      Portfolio       Portfolio         Portfolio        Portfolio
                        -------------- -------------- -------------- ----------------  ----------------  --------------
                        Units $ Amount Units $ Amount Units $ Amount Units   $ Amount  Units   $ Amount  Units $ Amount
                        ----- -------- ----- -------- ----- -------- ------  --------  ------  --------  ----- --------
Type II units:
 Units Purchased....... 1,067 $10,746  2,389 $17,860  2,828 $21,731  30,566  $293,601   5,640  $ 48,699  4,890 $39,064
 Units Redeemed........   --      --     --      --     --      --     (137)   (1,319)    --        --     --      --
 Units Exchanged.......    70     704    --      --   1,700  13,068   3,074    29,523  (1,655)  (14,292)    50     397
                        ----- -------  ----- -------  ----- -------  ------  --------  ------  --------  ----- -------
 Net increase
  (decrease) from
  capital transactions
  with contractholders
  during the year or
  lesser period ended
  December 31, 2001.... 1,137 $11,451  2,389 $17,860  4,528 $34,799  33,503  $321,805   3,985  $ 34,407  4,940 $39,461
                        ===== =======  ===== =======  ===== =======  ======  ========  ======  ========  ===== =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                         Janus Aspen Series -- Service
                                    Shares                            PIMCO Variable Insurance Trust
                         ----------------------------- -------------------------------------------------------------
                         International    Worldwide                   Long-Term U.S.
                             Growth         Growth      Foreign Bond  Government Bond   High Yield    Total Return
                           Portfolio      Portfolio      Portfolio       Portfolio    Bond Portfolio Bond Portfolio
                         -------------- -------------- -------------- --------------- -------------- ---------------
                         Units $ Amount Units $ Amount Units $ Amount Units  $ Amount Units $ Amount Units  $ Amount
                         ----- -------- ----- -------- ----- -------- ------ -------- ----- -------- ------ --------
Type II Units:
 Units Purchased........ 1,292 $10,778  1,247 $10,265  1,017 $10,555  11,868 $130,467 4,586 $45,350  11,794 $124,745
 Units Redeemed.........   --      --     --      --     --      --      --       --    --      --      --       --
 Units Exchanged........   450   3,757  1,174   9,657    --      --      441    4,849   806   7,970   1,736   18,363
                         ----- -------  ----- -------  ----- -------  ------ -------- ----- -------  ------ --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended
  December 31, 2001..... 1,742 $14,535  2,421 $19,922  1,017 $10,555  12,309 $135,316 5,392 $53,321  13,530 $143,108
                         ===== =======  ===== =======  ===== =======  ====== ======== ===== =======  ====== ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                 AIM Variable Insurance Funds                          Dreyfus
                         --------------------------------------------- ------------------------------------------
                            AIM V.I.                                   Dreyfus Investment
                            Capital        AIM V.I.       AIM V.I.       Portfolios --      The Dreyfus Socially
                          Appreciation      Growth          Value           Emerging            Responsible
                              Fund           Fund           Fund       Markets Portfolio     Growth Fund, Inc.
                         -------------- -------------- --------------- -------------------  ---------------------
                         Units $ Amount Units $ Amount Units  $ Amount  Units    $ Amount    Units     $ Amount
                         ----- -------- ----- -------- ------ -------- -------  ----------  --------- -----------
Type II Units:
 Units Purchased........ 4,068 $35,293  4,133 $35,409  13,507 $120,190      --   $      --        765  $    6,613
 Units Redeemed.........   --      --     --      --      --       --       --          --        --          --
 Units Exchanged........   265   2,295    628   5,381     836    7,438      245       2,308       283       2,451
                         ----- -------  ----- -------  ------ --------  -------  ---------- ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001.............. 4,333 $37,588  4,761 $40,790  14,343 $127,629      245  $    2,308     1,048  $    9,064
                         ===== =======  ===== =======  ====== ========  =======  ========== =========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                     Rydex Variable
                                        MFS Variable Insurance Trust                     Trust
                         ----------------------------------------------------------- --------------
                         MFS Investors                    MFS New
                          Growth Stock  MFS Investors    Discovery     MFS Utility        OTC
                             Series      Trust Series      Series         Series          Fund
                         -------------- -------------- -------------- -------------- --------------
                         Units $ Amount Units $ Amount Units $ Amount Units $ Amount Units $ Amount
                         ----- -------- ----- -------- ----- -------- ----- -------- ----- --------
Type II units:
 Units Purchased........ 1,740 $14,582    489 $ 4,262   162   $1,500  4,890 $38,699   308   $2,670
 Units Redeemed.........   --      --     --      --    --       --     --      --    --       --
 Units Exchanged........   509   4,264  1,749  15,261   266    2,465    --      --    --       --
                         ----- -------  ----- -------   ---   ------  ----- -------   ---   ------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001.............. 2,249 $18,846  2,238 $19,524   428   $3,965  4,890 $38,699   308   $2,670
                         ===== =======  ===== =======   ===   ======  ===== =======   ===   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                              Alliance Variable Products Series Fund, Inc.
                             --------------------------------------------------
                               Growth and
                                 Income        Premier Growth        Quasar
                                Portfolio         Portfolio        Portfolio
                             ----------------  ----------------  --------------
                             Units   $ Amount  Units   $ Amount  Units $ Amount
                             ------  --------  ------  --------  ----- --------
Type II units:
 Units Purchased............ 33,013  $300,948  18,076  $150,695   --    $  --
 Units Redeemed.............   (139)   (1,268)   (153)   (1,277)  --       --
 Units Exchanged............    (30)     (270)  2,993    24,950   386    3,261
                             ------  --------  ------  --------   ---   ------
 Net increase (decrease)
  from capital transactions
  with contractholders
  during the year or lesser
  period ended December 31,
  2001...................... 32,844  $299,410  20,916  $174,368   386   $3,261
                             ======  ========  ======  ========   ===   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                 GE Investments Funds, Inc.
                         --------------------------------------------------------------------------
                                                                                       Small-Cap
                         S&P 500 Index   Money Market   U.S. Equity   Premier Growth  Value Equity
                              Fund           Fund           Fund           Fund           Fund
                         -------------- -------------- -------------- -------------- --------------
                         Units $ Amount Units $ Amount Units $ Amount Units $ Amount Units $ Amount
                         ----- -------- ----- -------- ----- -------- ----- -------- ----- --------
Type III units:
 Units Purchased........ 2,262 $20,651  9,904 $10,000    28    $250     29    $250   1,266 $12,636
 Units Redeemed.........   --      --     --      --    --      --     --      --      --      --
 Units Exchanged........   119   1,090    --      --    --      --     --      --      --      --
                         ----- -------  ----- -------   ---    ----    ---    ----   ----- -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001.............. 2,381 $21,740  9,904 $10,000    28    $250     29    $250   1,266 $12,636
                         ===== =======  ===== =======   ===    ====    ===    ====   ===== =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                             Variable
                                                            Insurance
                          Variable Insurance Products     Products Fund
                                     Fund                 II -- Service   Variable Insurance Products
                               -- Service Class 2            Class 2      Fund III -- Service Class 2
                          ---------------------------     -------------- -----------------------------
                                                                            Growth &
                          Equity-Income        Growth       Contrafund       Income        Mid Cap
                            Portfolio        Portfolio      Portfolio      Portfolio      Portfolio
                         ----------------  -------------- -------------- -------------- --------------
                         Units   $ Amount  Units $ Amount Units $ Amount Units $ Amount Units $ Amount
                         ------  --------  ----- -------- ----- -------- ----- -------- ----- --------
Type III Units:
 Units Purchased........  4,249  $ 36,384   468   $4,027   808   $7,500   158   $1,400  1,571 $14,916
 Units Redeemed......... (2,187)  (18,728)  --       --    --       --    --       --     --      --
 Units Exchanged........    --        --    --       --    --       --    --       --     --      --
                         ------  --------   ---   ------   ---   ------   ---   ------  ----- -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001..............  2,062  $ 17,656   468   $4,027   808   $7,500   158   $1,400  1,571 $14,916
                         ======  ========   ===   ======   ===   ======   ===   ======  ===== =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                                               Federated
                                                               Insurance
                             Oppenheimer Variable Account      Series --
                                Funds -- Class 2 Shares      Service Shares
                            ------------------------------- ------------------
                                Global       Main Street          High
                              Securities   Growth & Income    Income Bond
                               Fund/VA         Fund/VA          Fund II
                            -------------- ---------------- ------------------
                            Units $ Amount Units  $ Amount  Units    $ Amount
                            ----- -------- ------ --------- -------  ---------
Type III Units:
 Units Purchased...........  924   $8,509   2,197 $ 19,648        53   $    500
 Units Redeemed............  --       --      --       --        --         --
 Units Exchanged...........  --       --      --       --        --         --
                             ---   ------  ------ --------   -------   --------
 Net increase (decrease)
  from capital transactions
  with contractholders
  during the year or lesser
  pleriod ended
  December 31, 2001........  924   $8,509   2,197 $ 19,648        53   $    500
                             ===   ======  ====== ========   =======   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                              Janus Aspen Series-Service Shares
                         -----------------------------------------------------------------------------
                             Global                          Capital     International    Worldwide
                           Technology      Balanced        Appreciation      Growth         Growth
                           Portfolio       Portfolio        Portfolio      Portfolio      Portfolio
                         -------------- ----------------  -------------- -------------- --------------
                         Units $ Amount Units   $ Amount  Units $ Amount Units $ Amount Units $ Amount
                         ----- -------- ------  --------  ----- -------- ----- -------- ----- --------
Type III Units:
 Units Purchased........  333   $2,647   6,448  $ 60,876  1,718 $13,516   521   $4,084   311   $2,627
 Units Redeemed.........  --       --   (3,925)  (37,057)   --      --    (51)    (396)  --       --
 Units Exchanged........  --       --      --        --     --      --    --       --    129    1,089
                          ---   ------  ------  --------  ----- -------   ---   ------   ---   ------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001..............  333   $2,647   2,523  $ 23,818  1,718 $13,516   470   $3,688   440   $3,716
                          ===   ======  ======  ========  ===== =======   ===   ======   ===   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001


                                        PIMCO Variable Insurance Trust                    AIM Variable Insurance Funds
                         ---------------------------------------------------------------  ------------------------------
                                                                                             AIM V.I.
                                        Long-Term U.S.                                       Capital
                          Foreign Bond    Government        High Yield    Total Return     Appreciation     AIM V.I.
                           Portfolio    Bond Portfolio    Bond Portfolio Bond Portfolio        Fund        Value Fund
                         -------------- ----------------  -------------- ---------------  -------------- ---------------
                         Units $ Amount Units   $ Amount  Units $ Amount Units  $ Amount  Units $ Amount Units  $ Amount
                         ----- -------- ------  --------  ----- -------- -----  --------  ----- -------- -----  --------
Type III Units
 Units Purchased........  797   $8,424  10,106  $112,788   317   $3,147  8,443  $89,661    302   $2,647  4,681  $42,152
 Units Redeemed.........  --       --      (60)     (669)  --       --    (137)  (1,460)   --       --     (77)    (692)
 Units Exchanged........  --       --      --        --    --       --     --       --     --       --     121    1,090
                          ---   ------  ------  --------   ---   ------  -----  -------    ---   ------  -----  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year or lesser
  period ended December
  31, 2001..............  797   $8,424  10,046  $112,119   317   $3,147  8,306  $88,201    302   $2,647  4,725  $42,550
                          ===   ======  ======  ========   ===   ======  =====  =======    ===   ======  =====  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                           MFS Variable Insurance Trust
                                   --------------------------------------------
                                   MFS Investors
                                    Growth Stock  MFS Investors   MFS Utility
                                       Series      Trust Series      Series
                                   -------------- -------------- --------------
                                   Units $ Amount Units $ Amount Units $ Amount
                                   ----- -------- ----- -------- ----- --------
Type III Units:
 Units Purchased..................  504   $4,482   470   $4,084    62    $500
 Units Redeemed...................  --       --    (44)    (384)  --      --
 Units Exchanged..................  --       --    --       --    --      --
                                    ---   ------   ---   ------   ---    ----
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  or lesser period ended
  December 31, 2001...............  504   $4,482   426   $3,700    62    $500
                                    ===   ======   ===   ======   ===    ====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                                 Alliance Variable Products
                                                     Series Fund, Inc.
                                               --------------------------------
                                                 Growth and
                                                   Income        Premier Growth
                                                  Portfolio        Portfolio
                                               ----------------  --------------
                                               Units   $ Amount  Units $ Amount
                                               ------  --------  ----- --------
Type III Units:
 Units Purchased.............................. 19,048  $173,549  2,306 $20,437
 Units Redeemed............................... (2,263)  (20,616)   --      --
 Units Exchanged..............................    --        --     123   1,090
                                               ------  --------  ----- -------
 Net increase (decrease) from capital
  transactions with contractholders during the
  year or lesser period ended December 31,
  2001........................................ 16,785  $152,933  2,429 $21,526
                                               ======  ========  ===== =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

(6) Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                   Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment
                          Units  Unit Value  000s   Net Assets   Income Ratio Total Return
                         ------- ---------- ------ ------------- ------------ ------------
Type I:
GE Investments Funds,
Inc.:
 S&P 500 Index Fund..... 867,363   $9.84    $8,535     1.40%         1.30%       -13.50%
 Money Market Fund...... 551,692   11.29     6,229     1.40%         3.86%         2.51%
 Total Return Fund......  86,294   11.48       991     1.40%         3.97%        -4.26%
 International Equity
 Fund...................  32,993    8.21       271     1.40%         1.07%       -21.97%
 Real Estate Securities
 Fund...................  18,334   12.74       234     1.40%         4.95%        10.27%
 Global Income Fund.....  18,108    9.34       169     1.40%         0.00%        -3.06%
 Mid-Cap Value Equity
 Fund...................  72,587   11.85       860     1.40%         1.07%        -1.09%
 Income Fund............ 107,991   11.58     1,251     1.40%         7.43%         5.92%
 U.S. Equity Fund....... 290,715   11.09     3,224     1.40%         1.06%        -9.76%
 Premier Growth Equity
 Fund................... 217,761    8.76     1,908     1.40%         0.14%       -10.42%
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 205,859   10.61     2,184     1.40%         1.18%        -6.29%
 Growth Portfolio....... 220,112   10.78     2,373     1.40%         0.07%       -18.81%
 Overseas Portfolio.....  76,209    8.34       636     1.40%         4.13%       -22.28%
Variable Insurance
Products Fund II:
 Asset Manager
 Portfolio..............  38,600   10.20       394     1.40%         3.25%        -5.44%
 Contrafund Portfolio... 292,608   10.55     3,087     1.40%         0.77%       -13.48%
Variable Insurance
Products Fund III:
 Growth & Income
 Portfolio.............. 129,686   10.00     1,297     1.40%         1.05%       -10.03%
 Growth Opportunities
 Portfolio.............. 107,227    7.78       834     1.40%         0.34%       -15.63%
Oppenheimer Variable
Account Funds:
 High Income Fund/VA....  95,224    9.26       882     1.40%         7.44%         0.54%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                Net Assets         Expenses as a Investment
                         ------------------------- % of Average    Income
                          Units  Unit Value  000s   Net Assets     Ratio    Total Return
                         ------- ---------- ------ ------------- ---------- ------------
Type I:
 Bond Fund/VA........... 174,178   $11.01   $1,918     1.40%        6.25%        6.27%
 Aggressive Growth
  Fund/VA............... 105,970    10.58    1,121     1.40%        0.97%      -32.24%
 Capital Appreciation
  Fund/VA............... 144,983    12.40    1,798     1.40%        0.55%      -13.81%
 Multiple Strategies
  Fund/VA...............  79,586    11.58      922     1.40%        2.48%        0.78%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  86,104    10.49      903     1.40%        1.30%       -5.56%
 High Income Bond Fund
  II....................  35,628     8.75      312     1.40%        9.96%       -0.04%
 Utility Fund II........  66,291     8.37      555     1.40%        3.17%      -14.93%
Janus Aspen Series:
 Balanced Portfolio..... 463,443    12.67    5,872     1.40%        1.40%       -6.01%
 Aggressive Growth
  Portfolio............. 362,970    10.29    3,735     1.40%        0.00%      -40.30%
 Growth Portfolio....... 320,393     9.91    3,175     1.40%        0.02%      -25.79%
 Worldwide Growth
  Portfolio............. 307,051    10.22    3,138     1.40%        0.25%      -23.53%
 Flexible Income
  Portfolio.............  19,390    11.41      221     1.40%        3.49%        6.22%
 International Growth
  Portfolio............. 157,443    10.49    1,652     1.40%        0.33%      -24.32%
 Capital Appreciation
  Portfolio............. 395,372    11.77    4,654     1.40%        0.43%      -22.78%
Alger American Fund:
 Small Capitalization
  Portfolio............. 120,238     7.29      877     1.40%        0.05%      -30.51%
 LargeCap Growth
  Portfolio............. 116,401    10.67    1,242     1.40%        0.24%      -13.06%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  81,850    11.91      975     1.40%        0.00%      -29.29%
 PBHG Growth II
  Portfolio.............  62,951     9.59      604     1.40%        0.00%      -41.31%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Portfolio.............  49,039     8.33      408     1.40%        0.53%      -10.61%
 Mid-Cap Value
  Portfolio............. 110,847    13.42    1,488     1.40%        1.12%       10.48%
Salomon Brothers
 Variable Series Funds
 Inc:
 Strategic Bond Fund....  14,114    11.15      157     1.40%        8.42%        5.41%
 Investors Fund.........  22,165    11.24      249     1.40%        0.87%       -5.50%
 Total Return Fund......   9,589    10.60      102     1.40%        2.62%       -2.19%

Type II:
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....  24,366     9.17      223     1.45%        1.30%      -13.55%
 Money Market Fund...... 108,666     1.01      110     1.45%        3.86%        2.46%
 Mid-Cap Value Equity
  Fund..................   9,068     9.54       87     1.45%        1.07%       -1.14%
 U.S. Equity Fund.......   2,014     9.24       19     1.45%        1.06%       -9.81%
 Premier Growth Equity
  Fund..................   2,290     9.31       21     1.45%        0.14%      -10.47%
 Value Equity Fund......   2,533     9.17       23     1.45%        1.11%      -10.08%
 Small-Cap Value Equity
  Fund..................   9,466    10.74      102     1.45%        0.66%        8.37%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............  16,406     9.24      152     1.45%        0.00%       -6.61%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                          --------------------------------------------------------------
                                Net Assets       Expenses as a
                          ---------------------- % of Average   Investment
                          Units  Unit Value 000s  Net Assets   Income Ratio Total Return
                          ------ ---------- ---- ------------- ------------ ------------
 Growth Portfolio.......   6,389   $8.89    $57      1.45%         0.00%       -19.07%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   3,048    9.44     29      1.45%         0.00%       -13.74%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   4,205    9.49     40      1.45%         0.00%       -10.33%
 Mid-Cap Portfolio......   9,631   10.21     98      1.45%         0.00%        -4.92%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............   3,283    9.41     31      1.45%         0.00%       -13.46%
 Main Street Growth &
  Income Fund/VA........  12,321    9.21    113      1.45%         0.00%       -11.58%
Federated Insurance
 Series:
 International Small
  Company Fund II.......      30    7.83    --       1.45%         0.00%       -31.04%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   2,238    9.59     21      1.45%         0.00%        -0.10%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   1,137   10.19     12      1.45%         0.00%       -17.97%
 Global Technology
  Portfolio.............   2,389    7.93     19      1.45%         0.00%       -38.23%
 Aggressive Growth
  Portfolio.............   4,528    7.87     36      1.45%         0.00%       -40.47%
 Balanced Portfolio.....  33,503    9.72    326      1.45%         1.84%        -6.29%
 Capital Appreciation
  Portfolio.............   3,985    8.58     34      1.45%         0.27%       -22.97%
 Growth Portfolio.......   4,940    8.11     40      1.45%         0.00%       -26.00%
 International Growth
  Portfolio.............   1,742    8.55     15      1.45%         0.19%       -24.55%
 Worldwide Growth
  Portfolio.............   2,421    8.54     21      1.45%         0.13%       -23.75%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   1,017   10.35     11      1.45%         0.75%         6.02%
 Long-Term U.S.
  Government Bond
  Portfolio.............  12,309   10.67    131      1.45%         0.94%         4.31%
 High Yield Bond
  Portfolio.............   5,392   10.04     54      1.45%         2.06%         0.80%
 Total Return Bond
  Portfolio.............  13,530   10.56    143      1.45%         0.87%         6.78%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....   4,333    8.92     39      1.45%         0.00%       -24.40%
 AIM V.I. Growth Fund...   4,761    8.75     42      1.45%         0.51%       -34.85%
 AIM V.I. Value Fund....  14,343    9.06    130      1.45%         0.22%       -13.84%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....     245    9.82      2      1.45%         1.13%         1.82%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.............   1,048    8.63      9      1.45%         0.02%       -23.71%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........   2,249    8.68     20      1.45%         0.00%       -25.93%
 MFS Investors Trust
  Series................   2,238    9.00     20      1.45%         0.00%       -17.33%
 MFS New Discovery
  Series................     428    9.70      4      1.45%         0.00%        -6.64%
 MFS Utility Series.....   4,890    7.91     39      1.45%         0.00%       -25.55%
Rydex Variable Trust:
 OTC Fund...............     308    8.59      3      1.45%         0.00%       -36.12%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  32,844    9.29    305      1.45%         0.00%        -1.31%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                          --------------------------------------------------------------
                                Net Assets       Expenses as a
                          ---------------------- % of Average   Investment
                          Units  Unit Value 000s  Net Assets   Income Ratio Total Return
                          ------ ---------- ---- ------------- ------------ ------------
 Premier Growth
  Portfolio.............  20,916   $8.85    $185     1.45%         0.00%       -18.61%
 Quasar Portfolio.......     386    9.39       4     1.45%         0.00%       -14.13%
Type III:
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....   2,381    9.16      22     1.65%         1.30%       -13.72%
 Money Market Fund......   9,904    1.01      10     1.65%         3.86%         2.25%
 U.S. Equity Fund.......      28    9.23     --      1.65%         1.06%        -9.99%
 Premier Growth Equity
  Fund..................      29    9.30     --      1.65%         0.14%       -10.65%
 Small-Cap Value Equity
  Fund..................   1,266   10.73      14     1.65%         0.66%         8.15%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   2,062    9.23      19     1.65%         0.00%        -6.80%
 Growth Portfolio.......     468    8.88       4     1.65%         0.00%       -19.23%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...     808    9.43       8     1.65%         0.00%       -13.92%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............     158    9.47       1     1.65%         0.00%       -10.52%
 Mid Cap Portfolio......   1,571   10.20      16     1.65%         0.00%        -5.12%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............     924    9.39       9     1.65%         0.00%       -13.63%
 Main Street Growth &
  Income Fund/VA........   2,197    9.20      20     1.65%         0.00%       -11.76%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................      53    9.58       1     1.65%         0.00%        -0.31%
Janus Aspen Series --
  Service Shares:
 Global Technology
  Portfolio.............     333    7.93       3     1.65%         0.00%       -38.36%
 Balanced Portfolio.....   2,523    9.70      24     1.65%         1.84%        -6.48%
 Capital Appreciation
  Portfolio.............   1,718    8.57      15     1.65%         0.27%       -23.13%
 International Growth
  Portfolio.............     470    8.54       4     1.65%         0.19%       -24.70%
 Worldwide Growth
  Portfolio.............     440    8.53       4     1.65%         0.13%       -23.90%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     797   10.34       8     1.65%         0.75%         5.80%
 Long-Term U.S.
  Government Bond
  Portfolio.............  10,046   10.66     107     1.65%         0.94%         4.09%
 High Yield Bond
  Portfolio.............     317   10.03       3     1.65%         2.06%         0.59%
 Total Return Bond
  Portfolio.............   8,306   10.55      88     1.65%         0.87%         6.57%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....     302    8.91       3     1.65%         0.00%       -24.56%
 AIM V.I. Value Fund....   4,725    9.05      43     1.65%         0.22%       -14.02%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........     504    8.67       4     1.65%         0.00%       -26.08%
 MFS Investors Trust
  Series................     426    8.99       4     1.65%         0.00%       -17.49%
 MFS Utility Series.....      62    7.90     --      1.65%         0.00%       -25.70%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  16,785    9.28     156     1.65%         0.00%        -1.51%
 Premier Growth
  Portfolio.............   2,429    8.84      21     1.65%         0.00%       -18.77%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                              Financial Statements

                          Year ended December 31, 2001

                  (With Independent Auditors' Report Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Financial Statements:

  Independent Auditors' Report............................................. F-1

  Consolidated Balance Sheets.............................................. F-2

  Consolidated Statements of Income........................................ F-3

  Consolidated Statements of Shareholders' Interest........................ F-4

  Consolidated Statements of Cash Flows.................................... F-6

  Notes to the Consolidated Financial Statements........................... F-7

                         Independent Auditors' Report

The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2001 and 2000, and the related statements of income, shareholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
   Richmond, Virginia
   January 15, 2002

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                                December 31,
                                                              ------------------
                                                                2001      2000
ASSETS                                                        --------  --------
Investments:
 Fixed maturities available-for-sale, at fair value.........  $2,686.3  $2,079.7
 Equity Securities available-for-sale, at fair value........      45.5       4.6
 Mortgage loans, net of valuation allowance of $2.6 and $1.9
  at December 31, 2001 and 2000, respectively...............     338.6     329.8
 Policy loans...............................................       1.3       1.3
 Short-term investments.....................................       5.0      74.0
                                                              --------  --------
 Total investments..........................................   3,076.7   2,489.4
                                                              --------  --------
 Cash and cash equivalents..................................       3.5       2.0
 Accrued investment income..................................      69.1      50.6
 Deferred acquisition costs.................................     192.9     122.4
 Intangible assets..........................................     155.2     175.0
 Other assets...............................................     266.5      15.6
 Reinsurance recoverable....................................       8.2       5.6
 Separate account assets....................................      73.1      61.1
                                                              --------  --------
 Total assets...............................................  $3,845.2  $2,921.7
                                                              ========  ========
LIABILITIES AND SHAREHOLDER'S INTEREST
Liabilities:
 Future annuity and contract benefits.......................  $2,983.7  $2,294.4
 Liability for policy and contract claims...................      73.7      57.7
 Unearned premiums..........................................      47.4      40.5
 Other policyholder liabilities.............................      70.6      40.3
 Accounts payable and accrued expenses......................     138.2      17.9
 Deferred tax liability.....................................       2.9      13.8
 Separate account liabilities...............................      73.1      61.1
                                                              --------  --------
 Total liabilities..........................................   3,389.6   2,525.7
                                                              --------  --------
Shareholder's interest:
 Net unrealized investment gains (losses)...................      (2.7)     29.7
                                                              --------  --------
 Accumulated non-owner changes in equity....................      (2.7)     29.7
 Common stock ($1,000 par value, 2,000 shares authorized,
  issued and outstanding)...................................       2.0       2.0
 Additional paid-in capital.................................     387.6     342.6
 Retained earnings .........................................      68.7      21.7
                                                              --------  --------
 Total shareholder's interest...............................     455.6     396.0
                                                              --------  --------
 Total liabilities and shareholder's interest...............  $3,845.2  $2,921.7
                                                              ========  ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                              STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                             Years Ended
                                                             December 31,
                                                         ----------------------
                                                          2001    2000    1999
                                                         ------  ------  ------
Revenues:
 Net investment income.................................  $195.8  $155.5  $126.0
 Premiums..............................................   188.6   113.7    79.1
 Net realized investment gains (losses)................    22.2    (1.1)    0.3
 Other income..........................................     1.3     3.0     3.4
                                                         ------  ------  ------
 Total revenues........................................   407.9   271.1   208.8
                                                         ------  ------  ------
Benefits and expenses:
 Benefits and other changes in policy reserves.........   155.5   104.4    78.4
 Interest credited.....................................   113.5    87.9    69.3
 Commissions...........................................    79.0    50.6    28.1
 General expenses......................................    30.3    23.1    19.6
 Amortization of intangibles, net......................    11.8     9.3     6.1
 Change in deferred acquisition costs, net.............   (56.5)  (43.7)  (23.3)
                                                         ------  ------  ------
 Total benefits and expenses...........................   333.6   231.6   178.2
                                                         ------  ------  ------
 Income before income taxes............................    74.3    39.5    30.6
Provision for income taxes.............................    27.3    14.5    12.5
                                                         ------  ------  ------
 Net income............................................  $ 47.0  $ 25.0  $ 18.1
                                                         ======  ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                      STATEMENTS OF SHAREHOLDER'S INTEREST
               (Dollar amounts in millions, except share amounts)

                                                   Accumulated   Total
                          Common Stock  Additional  Non-owner  Retained
                          -------------  Paid-In   Changes In  Earnings  Shareholder's
                          Shares Amount  Capital     Equity    (Deficit)   Interest
                          ------ ------ ---------- ----------- --------- -------------
Balances at January 1,
 1999...................  2,000  $ 2.0    $259.4      $ 7.1     $ (4.9)     $263.6
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        18.1        18.1
 Net unrealized losses
  on investment
  securities (a)........    --     --        --       (39.6)       --        (39.6)
                                                                            ------
 Total changes other
  than transactions with
  shareholder...........                                                     (21.5)
                                                                            ------
Dividends declared......    --     --        --         --       (16.5)      (16.5)
                          -----  -----    ------      -----     ------      ------
Balances at December 31,
 1999...................  2,000    2.0     259.4      (32.5)      (3.3)      225.6
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        25.0        25.0
 Net unrealized gains on
  investment securities
  (a)...................    --     --        --        62.2        --         62.2
                                                                            ------
 Total changes other
  than transactions with
  shareholder...........                                                      87.2
Non-cash capital
 contribution...........    --     --       83.2        --         --         83.2
                          -----  -----    ------      -----     ------      ------
Balances at December 31,
 2000...................  2,000    2.0     342.6       29.7       21.7       396.0
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        47.0        47.0
 Net unrealized losses
  on investment
  securities (a)........    --     --        --       (32.4)       --        (32.4)
                                                                            ------
 Total changes other
  than transactions with
  shareholder...........                                                      14.6
Capital contribution....    --     --       45.0        --         --         45.0
                          -----  -----    ------      -----     ------      ------
Balances at December 31,
 2001...................  2,000  $ 2.0    $387.6      $(2.7)    $ 68.7      $455.6
                          =====  =====    ======      =====     ======      ======

-------
(a) Presented net of deferred taxes of $13.9, $(33.5) and $21.3 million in 2001, 2000, and 1999, respectively.

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS
                          (Dollar amounts in millions)

                                                           Years Ended
                                                           December 31,
                                                      ------------------------
                                                        2001     2000    1999
                                                      --------  ------  ------
Cash flows from operating activities:
 Net income.......................................... $   47.0  $ 25.0  $ 18.1
 Adjustments to reconcile net income to net cash
  provided by operating activities:
 Change in reserves..................................    194.5   274.6   117.6
 Charges assessed to policyholders...................      0.2    (0.1)    --
 Net realized investment (gain) loss.................    (22.2)    1.1    (0.3)
 Amortization of investment premiums and discounts...     (1.4)   (3.1)   (0.7)
 Amortization of intangibles.........................     11.8     9.4     6.1
 Deferred income tax provision (benefit).............     14.2     5.1    (1.2)
 Change in certain assets and liabilities:
  (Increase) decrease in:
   Accrued investment income.........................    (18.5)  (13.5)   (6.5)
   Deferred acquisition costs, net...................    (56.5)  (43.7)  (23.3)
   Other assets, net.................................   (248.4)    2.7    (8.8)
  Increase (decrease) in:
   Other policyholder related balances...............     37.4    (0.2)   20.8
   Policy and contract claims........................     16.0    36.3     7.2
   Accounts payable and accrued expenses.............    117.9    29.8     1.6
                                                      --------  ------  ------
    Total adjustments................................     45.0   298.4   112.5
                                                      --------  ------  ------
    Net cash provided by operating activities........     92.0   323.4   130.6
                                                      --------  ------  ------
Cash flows from investing activities:
 Short-term investing activities, net................     69.0   (74.0)    --
 Proceeds from sales and maturities of investments in
  securities.........................................  1,276.3   247.8   408.2
 Purchase of securities.............................. (1,965.6) (444.3) (567.5)
 Mortgage and policy loan originations...............    (34.2)  (88.5)  (93.8)
 Principal collected on mortgage and policy loans....     24.5    24.3    19.0
 Acquisition, net of cash............................      --   (246.4)    --
                                                      --------  ------  ------
    Net cash used in investing activities............   (630.0) (581.1) (234.1)
                                                      --------  ------  ------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts......    717.3   488.4   287.1
 Redemption and benefit payments on investment
  contracts..........................................   (222.8) (233.0) (177.6)
 Capital contribution................................     45.0     --      --
 Dividends paid to shareholder.......................      --      --    (16.5)
                                                      --------  ------  ------
    Net cash provided by financing activities........    539.5   255.4    93.0
                                                      --------  ------  ------
    Net increase (decrease) in cash and cash
     equivalents.....................................      1.5    (2.3)  (10.5)
Cash and cash equivalents at beginning of year.......      2.0     4.3    14.8
                                                      --------  ------  ------
Cash and cash equivalents at end of year............. $    3.5  $  2.0  $  4.3
                                                      ========  ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements
                       December 31, 2001, 2000, and 1999
                         (Dollar amounts in millions)

(1) Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY" or "the Company"). The Company is a wholly-owned subsidiary of General Electric Capital Assurance Company ("GE Capital Assurance"), which, in turn, is wholly-owned by GE Financial Assurance Holdings, Inc. ("GE Financial Assurance"). GE Financial Assurance is wholly-owned, directly or indirectly, by General Electric Company.

 Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

 Products

   The Company sells a variety of insurance and investment-related products. Its operations are in two business segments: (i) Wealth Accumulation and Transfer, and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities, structured settlements, immediate annuities, and variable annuities.

   Lifestyle Protection and Enhancement products are products intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is long-term care insurance.

   The Company markets and sells products in the State of New York through financial institutions and various agencies. During 2001, 2000 and 1999, 87%, 82%, and 92%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 59%, 51%, and 60%, respectively, of total product sales.

 Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk are not reported as revenues but as liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholders' account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 Cash Equivalents

   Certificates and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days are included in short term investments.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 Investment Securities

   The Company has designated its fixed maturities (bonds and notes) and its equity securities (non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder's interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of market decline, and the financial health of the specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

   Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

   Short-term investments, if any are stated at amortized cost which appreciates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value.

 Intangible Assets

 (a) Present Value of Future Profits

   In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates accredited to policyholders on underlying contracts.

   Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

 (b) Goodwill

   Goodwill is amortized over its estimated period of benefit on the straight-line method. No amortization period exceeds 25 years. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 Deferred Acquisition Costs

   Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts. Deferred acquisition costs capitalized are determined by actual costs and expenses incurred by product in the year of issue. Such costs are amortized as follows:

   For investment contracts, amortization of deferred acquisition cost is based on the present value of the anticipated gross profits resulting from investments, interest credited, surrender charges and other policy changes, mortality and maintenance expenses. For insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 Federal Income Taxes

   The Company is included with GE Capital Assurance in a consolidated life insurance federal income tax return. Deferred taxes are allocated by applying the asset and liability method of accounting for deferred income taxes to members of the group as if each member was a separate taxpayer. Intercompany balances are settled at least annually.

 Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies, except for reinsurance costs for universal life products. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for life insurance policies, accident and health, and deferred annuity contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals with experience adjustments for adverse deviation where appropriate.

 Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

 Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 Accounting Pronouncement Not Yet Adopted

   SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management has not yet determined the exact amount of goodwill impairment under these new standards, if any. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provisions on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $3.4.

(2) Investment Securities

 General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
Fixed maturities........................................ $171.4  $133.8  $109.1
Mortgage and policy loans...............................   26.3    23.2    17.8
                                                         ------  ------  ------
Gross investment income.................................  197.7   157.0   126.9
Investment expenses.....................................   (1.9)   (1.5)   (0.9)
                                                         ------  ------  ------
Net investment income................................... $195.8  $155.5  $126.0
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

                                                           2001   2000    1999
                                                          ------  -----  ------
Sales proceeds........................................... $996.2  $57.1  $143.0
                                                          ------  -----  ------
Gross realized investment:
 Gains...................................................   34.2    2.3     1.1
 Losses..................................................  (12.0)  (3.4)   (0.8)
                                                          ------  -----  ------
Net realized investment gains (losses)................... $ 22.2  $(1.1) $  0.3
                                                          ======  =====  ======

   The additional proceeds from investments presented in the Company's Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reflected as a separate component of shareholder's interest at December 31 are summarized as follows:

                                                         2001   2000    1999
                                                        ------  -----  ------
Net unrealized gains (losses) on fixed maturities
 available-for-sale before adjustments................. $(18.4) $47.3  $(78.3)
Net unrealized gains (losses) on equity securities
 available-for-sale before adjustments.................   (0.4)   --      --
Adjustments to the present value of future profits and
 deferred acquisition costs............................   14.4   (1.6)   28.3
Deferred income taxes..................................    1.7  (16.0)   17.5
                                                        ------  -----  ------
Net unrealized gains (losses) on available-for-sale
 investment securities................................. $ (2.7) $29.7  $(32.5)
                                                        ======  =====  ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                          2001    2000    1999
                                                          -----  ------  ------
Net unrealized gain (loss) on investment securities --
  beginning of year.....................................  $29.7  $(32.5) $  7.1
Unrealized gains (losses) on investment securities --
  net of deferred taxes of $6.1, $(33.1), and $21.2.....  (18.0)   61.5   (39.4)
Reclassification adjustments -- net of deferred taxes of
 $7.8, $(0.4) and $0.1..................................  (14.4)    0.7    (0.2)
                                                          -----  ------  ------
Net unrealized gain (loss) on investment securities --
  end of year...........................................  $(2.7) $ 29.7  $(32.5)
                                                          =====  ======  ======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized Unrealized Unrealized   Fair
2001                                     Cost      Gains      Losses    Value
----                                   --------- ---------- ---------- --------
Fixed maturities:
  U.S. government and agency.......... $   79.3    $ 0.5      $ (5.5)  $   74.3
  Non U.S. government.................      4.5      --         (0.1)       4.4
  Non. U.S. corporate.................    167.1      4.0        (7.6)     163.5
  U.S. corporate......................  1,506.2     24.0       (54.4)   1,475.8
  Mortgage backed.....................    441.6      9.1        (0.7)     450.0
  Asset backed........................    506.0     13.3        (1.0)     518.3
                                       --------    -----      ------   --------
  Total fixed maturities..............  2,704.7     50.9       (69.3)   2,686.3
                                       --------    -----      ------   --------
  Non-redeemable preferred stock......     45.9      0.4        (0.8)      45.5
                                       --------    -----      ------   --------
    Total available-for-sale
     securities....................... $2,750.6    $51.3      $(70.1)  $2,731.8
                                       ========    =====      ======   ========
                                                   Gross      Gross
                                       Amortized Unrealized Unrealized   Fair
2000                                     Cost      Gains      Losses    Value
----                                   --------- ---------- ---------- --------
Fixed maturities:
  U.S. government and agency.......... $   53.4    $ 0.1      $  --    $   53.5
  Non U.S. government.................      5.1      0.3         --         5.4
  Non. U.S. corporate.................    168.4      4.2         --       172.6
  U.S. corporate......................  1,184.1      8.5         --     1,192.6
  Mortgage backed.....................    286.4     17.5         --       303.9
  Asset backed........................    335.0     16.7         --       351.7
                                       --------    -----      ------   --------
  Total fixed maturities..............  2,032.4     47.3         --     2,079.7
                                       --------    -----      ------   --------
  Non-redeemable preferred stock......      4.6      --          --         4.6
                                       --------    -----      ------   --------
    Total available-for-sale
     securities....................... $2,037.0    $47.3      $  --    $2,084.3
                                       ========    =====      ======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
Due in one year or less..................................... $   11.9  $   11.9
Due after one year through five years.......................    299.9     306.2
Due after five years through ten years......................    703.8     703.9
Due after ten years.........................................    741.5     696.0
                                                             --------  --------
Subtotal....................................................  1,757.1   1,718.0
Mortgage backed securities..................................    441.6     450.0
Asset backed securities.....................................    506.0     518.3
                                                             --------  --------
Totals...................................................... $2,704.7  $2,686.3
                                                             ========  ========

   At December 31, 2001, $131.6 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $1.1 at December 31, 2001 and $0.5 at December 31, 2000.

   At December 31, 2001, approximately 23.0% and 15.9% of the Company's investment portfolio is comprised of securities issued by the manufacturing and utility industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

   At December 31, 2001, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholder's interest.

   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     2001             2000
                                               ---------------- ----------------
                                                 Fair             Fair
                                                Value   Percent  Value   Percent
                                               -------- ------- -------- -------
Agencies and treasuries....................... $  129.7    4.8% $  264.8   12.7%
AAA/Aaa.......................................    863.1   32.1     500.3   24.1
AA/Aa.........................................    221.0    8.2     221.5   10.7
A/A...........................................    566.5   21.1     457.2   22.0
BBB/Baa.......................................    608.6   22.7     412.3   19.8
BB/Ba.........................................     47.1    1.8      29.7    1.4
B/B...........................................      2.0    0.1      11.0    0.5
CCC...........................................     14.2    0.5       1.7    0.1
Not rated.....................................    234.1    8.7     181.2    8.7
                                               --------  -----  --------  -----
Totals........................................ $2,686.3  100.0% $2,079.7  100.0%
                                               ========  =====  ========  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, certain securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $6.0 and $1.7, respectively.

Mortgage Loans

   At December 31, 2001 and 2000, the Company's mortgage loan portfolio consisted of first mortgage loans on commercial real estate properties of 189 and 221, respectively. The loans, which are originated by the Company through a network of mortgage bankers, are made on completed, leased properties and generally have a maximum loan-to-value ratio of 75% at the date of origination.

   At December 31, 2001 and 2000, respectively, the Company held $73.0 and $81.8 in mortgages secured by real estate in California, comprising 21.4% and 24.8% of the respective total mortgage portfolio. For the years ended December 31, 2001, 2000, 1999, respectively, the Company originated $9.3, $12.8 and $38.3 of mortgages secured by real estate in California, which represent 27.1%, 14.7% and 40.9% and of the respective total originations for those years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                                 2001 2000 1999
                                                                 ---- ---- ----
Balance at January 1............................................ $1.9 $1.3 $0.9
Provision charged to operations.................................  0.7  0.6  0.4
                                                                 ---- ---- ----
Balance at December 31.......................................... $2.6 $1.9 $1.3
                                                                 ==== ==== ====

   As of December 31, 2001 and 2000, the Company was committed to fund $7.1 and $2.0, respectively, in mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogeneous loans, and therefore applies principally to the Company's commercial loans. There were no impaired loans at December 31, 2001 and 2000.

(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

                                                         2001    2000   1999
                                                        ------  ------  -----
Unamortized balance at January 1....................... $123.6  $ 79.9  $56.6
Costs deferred.........................................   66.6    49.6   29.9
Amortization, net......................................  (10.1)   (5.9)  (6.6)
                                                        ------  ------  -----
Unamortized balance at December 31.....................  180.1   123.6   79.9
Cumulative effect of net unrealized investment (gains)
 losses................................................   12.8    (1.2)  14.9
                                                        ------  ------  -----
Balance at December 31................................. $192.9  $122.4  $94.8
                                                        ======  ======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(4) Intangible Assets

Present Value of Future Profits (PVFP)

   The method used by the Company to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   The following table presents the activity in PVFP for the years ended December 31:

                                                         2001    2000   1999
                                                        ------  ------  -----
Unamortized balance at January 1....................... $131.7  $ 21.8  $26.4
Acquisitions...........................................  (23.8)  117.2     --
Interest accreted at 4.9% in 2001, 4.9% in 2000, 4.7%
 in 1999...............................................    0.5     0.7    0.8
Amortization...........................................   (8.9)   (8.0)  (5.4)
                                                        ------  ------  -----
Unamortized balance at December 31.....................   99.5   131.7   21.8
Cumulative effect of net unrealized investment (gains)
 losses................................................    1.6    (0.4)  13.4
                                                        ------  ------  -----
Balance at December 31................................. $101.1  $131.3  $35.2
                                                        ======  ======  =====

   The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

           2002................................................... 7.8%
           2003................................................... 9.1%
           2004................................................... 9.1%
           2005................................................... 9.2%
           2006................................................... 9.3%

   Amortization expense in future periods may be impacted by acquisitions, realized capital gains or other factors affecting the emergence of gross profits from certain lines of business.

Goodwill

   At December 31, 2001 and 2000, total unamortized goodwill was $54.1 and $43.7, respectively, which is presented net of accumulated amortization of $15.4 and $12.0, respectively. Goodwill amortization was $3.4, $2.0, and $1.5 for the years ended December 31, 2001, 2000, and 1999, respectively. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value (no such write-downs have been made).

(5) Reinsurance

   Certain policy risks are reinsured with other insurance companies to limit the amount of loss retention. Reinsurance contracts do not relieve the Company of its obligations to policyholders. In the event that the reinsurers would be unable to meet their obligations, the Company is liable for the reinsured claims. The Company monitors both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. The Company does not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on its results of operations.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The Company has a reinsurance agreement with an affiliated company whereby the Company assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $344.2 and $259.7 at December 31, 2001 and 2000, respectively, were held in trust for the benefit of policyholders.

   In July 2000, the Company began underwriting and distributing long-term care insurance through a strategic alliance with The Travelers Insurance Company ("Travelers") and certain of its Citigroup affiliates. Under the arrangement, the Company assumed through indemnity reinsurance 90% of Travelers existing long-term care insurance business issued in New York and entered into a continuing agreement with various Citigroup distribution channels including Travelers.

   The maximum amount of individual ordinary life insurance normally retained by the Company on any one life may not exceed $0.2. The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                       Written                Earned
                                 ---------------------  ---------------------
                                  2001    2000   1999    2001    2000   1999
                                 ------  ------  -----  ------  ------  -----
Direct.......................... $115.8  $ 87.1  $78.8  $114.4  $ 83.8  $76.2
Assumed.........................   82.3    33.1    5.2    78.2    33.1    5.2
Ceded...........................   (3.9)   (3.0)  (2.3)   (4.0)   (3.2)  (2.3)
                                 ------  ------  -----  ------  ------  -----
Net premiums.................... $194.2  $117.2  $81.7  $188.6  $113.7  $79.1
                                 ======  ======  =====  ======  ======  =====
Percentage of amount assumed to
 net............................                          41.5%   29.1%   6.6%
                                                        ======  ======  =====

   Reinsurance recoveries recognized as a reduction of benefits amounted to $16.9, $14.2 and $9.3 during 2001, 2000, and 1999, respectively. These recoveries were partially offset by certain changes in benefits and other policy reserves.

(6) Future Annuity and Contract Benefits

Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2001 and 2000, investment contracts totaled $2,352.3 and $1,766.4, respectively.

Traditional Life Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2001 and 2000, insurance contracts, totaled $621.1 and $517.8, respectively.

   Interest rate assumptions used in calculating the present value of future annuity and contract benefits range from 5.5% to 7.5%.

Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder charges, credited interest, and/or variable premiums. At December 31, 2001 and 2000, Universal Life contracts totaled $10.2 and $10.4 respectively.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(7) Related-Party Transactions

   The Company receives administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2001, 2000, and 1999, these services were valued at $15.8, $20.2 and $17.7, respectively.

   During 2001, the Company received a $45 capital contribution from GE Capital Assurance as reflected in the Statements of Shareholder's Interest.

   During 2000, the Company entered into an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities. Accordingly, the assumption of such liabilities was recorded as a non-cash capital contribution.

(8) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                              2001  2000  1999
                                                              ----- ----- -----
Current federal income tax provision......................... $13.1 $ 9.4 $13.7
Deferred federal income tax provision (benefit)..............  14.2   5.1  (1.2)
                                                              ----- ----- -----
Total income tax provision................................... $27.3 $14.5 $12.5
                                                              ===== ===== =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

                                                               2001  2000  1999
                                                               ----  ----  ----
Statutory U.S. federal income tax rate........................ 35.0% 35.0% 35.0%
State income tax, net of federal income tax effect............   --    --    --
Non-deductible goodwill amortization..........................  1.6   1.7   1.8
Other, net....................................................  0.1    --   4.0
                                                               ----  ----  ----
Effective rate................................................ 36.7% 36.7% 40.8%
                                                               ====  ====  ====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

  The components of the net deferred income tax liability at December 31 are as follows:

                                                                 2001    2000
                                                                 -----  ------
Assets:
 Net unrealized losses on investment securities................. $ 1.7  $   --
 Future annuity and contract benefits...........................  92.0    76.3
                                                                 -----  ------
Total deferred income tax assets................................  93.7    76.3
                                                                 -----  ------
Liabilities:
 Net unrealized gains on investment securities..................    --   (16.0)
 Investments....................................................  (1.8)   (1.2)
 Present value of future profits................................ (43.9)  (44.2)
 Deferred acquisition costs..................................... (49.1)  (27.3)
 Other, net.....................................................  (1.8)   (1.4)
                                                                 -----  ------
Total deferred income tax liabilities........................... (96.6)  (90.1)
                                                                 -----  ------
Net deferred income tax liability............................... $(2.9) $(13.8)
                                                                 =====  ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company (received) paid $24.0, $(3.9) and $11.2, for federal and state income taxes in 2001, 2000, and 1999, respectively.

(9) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty association of the State of New York. The state guaranty association ensures payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business. The insolvency of a major insurer that wrote significant business in New York could have an adverse impact on the profitability of the Company. The Company made no payments to the New York State guaranty association in 2001 and 2000, and received a net refund of $0.2 in 1999.

(10) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(11) Fair Value of Financial Instruments


   Assets and liabilities that are reflected in the Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities--those not carried at fair value--are discussed in the following pages. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   A description of how fair values are estimated follows:

     Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

     Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender values for single premium deferred annuities.

   Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

                                                   2001              2000
                                             ----------------- -----------------
                                             Carrying   Fair   Carrying   Fair
                                              Amount   Value    Amount   Value
                                             -------- -------- -------- --------
Mortgage loans.............................. $  338.6 $  351.1 $  329.8 $  340.9
Investment contracts........................ $2,352.3 $2,352.3 $1,766.4 $1,674.0
                                             ======== ======== ======== ========

(12) Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval. The Company last paid a dividend to GE Capital Assurance of $16.5 in 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. The Company has no significant permitted accounting practices. The impact of adoption of codification decreased statutory capital and surplus by $(2), primarily related to investment impairments.

   Unaudited statutory net (loss) income for the years ended December 31, 2001, 2000, and 1999 was $(37.9), $(68.2) and $5.1, respectively. Unaudited statutory capital and surplus was $155.7 as of December 31, 2001 and 2000.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14) Business Segments

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide for a means

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1) for further discussion of the Company's principal products.

   The following is a summary of industry segment activity for 2001, 2000, and 1999:

                                 2001                                2000                                1999
                  ----------------------------------  ----------------------------------  ----------------------------------
                                 Lifestyle                           Lifestyle                           Lifestyle
                     Wealth     protection               Wealth     protection               Wealth     protection
                  acccumulation     and               acccumulation     and               acccumulation     and
                  and transfer  enhancement  Total    and transfer  enhancement  Total    and transfer  enhancement  Total
                  ------------- ----------- --------  ------------- ----------- --------  ------------- ----------- --------
Revenues:
Net investment
 income.........    $  160.5      $ 35.3    $  195.8    $  138.7      $ 16.8    $  155.5    $  120.0      $  6.0    $  126.0
Premiums........        42.5       146.1       188.6        29.2        84.5       113.7        36.3        42.8        79.1
Net unrealized
 investment
 gains
 (losses).......        22.2          --        22.2        (1.1)         --        (1.1)        0.3          --         0.3
Other revenues
 (losses).......         1.3          --         1.3         3.1        (0.1)        3.0         3.4          --         3.4
                    --------      ------    --------    --------      ------    --------    --------      ------    --------
Total revenues..       226.5       181.4       407.9       169.9       101.2       271.1       160.0        48.8       208.8
                    --------      ------    --------    --------      ------    --------    --------      ------    --------
Benefits and
 expenses:
Interest
 credited,
 benefits and
 other changes
 in policy
 reserves.......       165.4       103.6       269.0       125.1        67.2       192.3       114.0        33.7       147.7
Commissions.....        47.5        31.5        79.0        31.8        18.8        50.6        17.8        10.3        28.1
Amortization of
 intangibles....         3.7         8.1        11.8         5.5         3.8         9.3         5.5         0.6         6.1
Other operating
 costs and
 expenses.......       (32.1)        5.9       (26.2)      (18.5)       (2.1)      (20.6)       (3.5)       (0.2)       (3.7)
                    --------      ------    --------    --------      ------    --------    --------      ------    --------
Total benefits
 and expenses...       184.5       149.1       333.6       143.9        87.7       231.6       133.8        44.4       178.2
                    --------      ------    --------    --------      ------    --------    --------      ------    --------
Income before
 income taxes...    $   42.0      $ 32.3    $   74.3    $   26.0      $ 13.5    $   39.5    $   26.2      $  4.4    $   30.6
                    ========      ======    ========    ========      ======    ========    ========      ======    ========
Provision for
 income taxes...    $   15.4      $ 11.9    $   27.3    $    9.7      $  4.8    $   14.5    $   10.7      $  1.8    $   12.5
                    ========      ======    ========    ========      ======    ========    ========      ======    ========
Total assets....    $3,098.4      $746.8    $3,845.2    $2,354.6      $567.1    $2,921.7    $1,986.2      $135.7    $2,121.9
                    ========      ======    ========    ========      ======    ========    ========      ======    ========

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

   (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").(1)

   (1)(b) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the establishment of thirty-seven subaccounts of the Separate Account investing in shares of Alger American Small
          Capitalization Portfolio and Alger American Growth Portfolio of the
          Alger American Fund; VIP Equity-Income Portfolio, VIP Growth
          Portfolio and VIP Overseas Portfolio of Fidelity Variable Insurance
          Products Fund; VIP II Asset Manager Portfolio and VIP II Contrafund
          Portfolio of Fidelity Variable Insurance Products Fund II; VIP III
          Growth & Income Portfolio and VIP III Growth Opportunities Portfolio of Fidelity Variable Insurance Products Fund III; Federated Utility
          Fund II, Federated High Income Bond Fund II and Federated American
          Leaders Fund II of Federated Insurance Series; Balanced Portfolio,
          Flexible Income Portfolio, Growth Portfolio, Aggressive Growth
          Portfolio, Worldwide Growth Portfolio, International Growth Portfolio and Capital Appreciation Portfolio of Janus Aspen Series; Money
          Market Fund, Income Fund, S&P 500 Index Fund, Total Return Fund,
          International Equity Fund, Real Estate Securities Fund, Global Income
          Fund, Value Equity Fund and U.S. Equity Fund of GE Investments Funds,
          Inc.; Oppenheimer High Income Fund, Oppenheimer Bond Fund,
          Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund and
          Oppenheimer Multiple Strategies Fund of Oppenheimer Variable Account
          Funds; PBHG Growth II Portfolio and PBHG Large Cap Growth Portfolio of PBHG Insurance Series Fund, Inc. Goldman Sachs Growth and Income
          Fund and Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Asset
          Management, Inc.(5)

   (1)(c) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the name change of certain subaccounts of the Separate Account investing in shares of Oppenheimer High Income
          Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Aggressive Growth
          Fund/VA, Oppenheimer Capital Appreciation Fund/VA and Oppenheimer
          Multiple Strategies Fund/VA of Oppenheimer Variable Account Funds and
          Goldman Sachs Mid Cap Value Fund of Goldman Sachs Asset Management,
          Inc.(5)

   (1)(d) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the establishment of additional subaccounts of the Separate Account investing in shares of Premier Growth Equity
          Fund of GE Investments Funds, Inc. and Salomon Investors Fund,
          Salomon Total Return Fund and Salomon Strategic Bond Fund of Salomon
          Brothers variable Series Fund, Inc.(5)

   (1)(e) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the change in name of subaccounts investing in shares of GE Investments Funds Value Equity Fund to GE Mid-Cap
          Value Equity Fund.(5)



   (1)(f)    Resolution of Board of Directors of GE Capital Life Assurance
             Company of New York authorizing additional subaccounts of the Separate Account investing in shares of AIM V.I. Capital
             Appreciation Fund, AIM V.I. Growth Fund, and AIM V.I. Value Fund of AIM Variable Insurance Funds; Growth and Income Portfolio,
             Premier Growth Portfolio and Quasar Portfolio of Alliance Variable
             Products Series Fund, Inc.; Dreyfus Investment Portfolios-Emerging
             Markets Portfolio and The Dreyfus Socially Responsible Growth
             Fund, Inc. of The Dreyfus Corporation; Federated High Income Bond
             Fund II and Federated International Small Company Fund II of the
             Federated Insurance Series; Equity Income Portfolio and Growth
             Portfolio of Fidelity Variable Insurance Products Fund; Contrafund
             Portfolio of Fidelity Variable Insurance Products Fund II; Growth
             & Income Portfolio and Mid Cap Portfolio of Fidelity Variable
             Insurance Products Fund III; Mid-Cap Value Equity Fund, Money
             Market Fund, Premier Growth Equity Fund, S&P 500 Index Fund,
             Small-Cap Value Equity Fund, U.S. Equity Fund, and Value Equity
             Fund of GE Investments Funds, Inc.; Aggressive Growth Portfolio,
             Balanced Portfolio, Capital Appreciation Portfolio, Global Life
             Sciences Portfolio, Global Technology Portfolio, Growth Portfolio,
             International Growth Portfolio, and Worldwide Growth Portfolio of
             Janus Aspen Series; MFS(R) Growth Series, MFS(R) Growth With
             Income Series, MFS(R) New Discovery Series and MFS(R) Utilities
             Series of the Massachusetts Financial Services Company Variable
             Insurance Trust; Oppenheimer Global Securities Fund/VA and
             Oppenheimer Main Street Growth & Income Fund/VA of Oppenheimer
             Variable Account Funds; Foreign Bond Portfolio, High Yield Bond
             Portfolio, Long-Term U.S. Government Bond Portfolio and Total
             Return Bond Portfolio of PIMCO Variable Insurance Trust; and Rydex
             OTC Fund of Rydex Variable Trust.(6)

   (2)       Not Applicable.


   (3)       Underwriting Agreement between GE Capital Life and Capital
              Brokerage Corporation.(2)


   (3)(i)    Dealer Sales Agreement.(2)


   (4)(i)    Form of Policy NY1155 4/00.(6)


   (4)(ii)   Endorsements to Policy.


   (a)       Guarantee Account Rider NY4066.(1)


   (b)       Trust Endorsement NY5066.(1)


   (c)       Pension Endorsement NY5067.(2)


   (d)       Individual Retirement Annuity Endorsement NY5069.(2)


   (e)       403(b) Annuity Endorsement NY5070.(2)


   (f)       Optional Death Benefit Rider NY5071.(3)


   (g)       Roth IRA Annuity Endorsement NY5134.(6)


   (h)       Death Benefit available at Death of Any Annuitant Endorsement
              NY5155 12/00. (8)


   (i)       Enhanced Payment Rider NY5136 11/00.(9)


   (5)       Form of Application.(6)


   (6)(a)    Certificate of Incorporation of GE Capital Life.(1)


   (6)(b)    By-Laws of GE Capital Life.(1)


   (7)       Not Applicable.


   (8)(a)    Form of Participation Agreement regarding Alger American Fund.(2)


   (8)(a)(i) Amendment to Participation Agreement between Alger American Fund and GE Capital Life Assurance Company of New York.(7)


   (8)(b)    Form of Participation Agreement regarding Federated Insurance
             Series.(2)

   (8)(b)(i)  Amendment to Participation Agreement between Federated Insurance
              Series and GE Capital Life Assurance Company of New York.(7)
   (8)(c)     Form of Participation Agreement regarding GE Investments Funds,
               Inc.(2)


   (8)(c)(i)  Amendment to Participation Agreement between GE Investments
              Funds, Inc. and GE Capital Life Assurance Company of New York.(5)

   (8)(c)(ii) Amendment to Participation Agreement between GE Investments
              Funds, Inc. and GE Capital Life Assurance Company of New York.(7)

   (8)(d)     Form of Participation Agreement regarding Janus Aspen Series.(2)


   (8)(e)(i) Amendment to Participation Agreement between Janus Aspen Series and GE Capital Life.(5)


   (8)(f)     Form of Participation Agreement regarding Oppenheimer Variable
              Account Funds.(7)


   (8)(g)     Form of Participation Agreement regarding PBHG Insurance Series
              Fund.(2)


   (8)(h)     Form of Participation Agreement regarding Variable Insurance
              Products Fund.(2)


   (8)(i)     Form of Participation Agreement regarding Variable Insurance
              Products Fund II.(2)


   (8)(j)     Form of Participation Agreement regarding Variable Insurance
              Products Fund III.(2)


   (8)(j)(i)  Amendment to Participation Agreement between Variable Insurance
              Products Fund III and GE Capital Life Assurance Company of New
              York.(7)

   (8)(k)     Form of Participation Agreement regarding Goldman Sachs Variable
              Insurance Trust.(2)


   (8)(l)     Form of Participation Agreement regarding Salomon Brothers
              Variable Series Fund.(4)


   (8)(m)     Form of Participation Agreement between AIM Variable Insurance
              Series and GE Capital Life Assurance Company of New York.(7)

   (8)(n) Form of Participation Agreement between Alliance Variable Series and GE Capital Life Assurance Company of New York.(7)

   (8)(o)     Form of Participation Agreement between Dreyfus and GE Capital
              Life Assurance Company of New York.(7)


   (8)(p)     Form of Participation Agreement between MFS Variable Insurance
              Trust and GE Capital Life Assurance Company of New York.(7)

   (8)(q)     Form of Participation Agreement between PIMCO Variable Insurance
              Trust and GE Capital Life Assurance Company of New York.(7)

   (8)(r)     Form of Participation Agreement between Rydex Variable Trust and
              GE Capital Life Assurance Company of New York.(7)

   (9)        Opinion and Consent of Counsel.(11)


   (10)(ii)   Consent of Independent Auditors.(10)


   (11)       Not Applicable.


   (12)       Not Applicable.


   (13)       Not Applicable.


   (14)       Power of Attorney.(10)

--------
(1) Incorporated herein by reference to initial filing of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on September 10, 1997.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on May 13, 1998.

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on March 1, 1999.

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on May 1, 1999.

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on May 1, 2000.

(6) Incorporated herein by reference to the initial filing of the Registration Statement on Form N-4 No. 333-47016, filed with the Securities and Exchange Commission on September 29, 2000.

(7) Incorporated herein by reference to Pre-Effective Amendment No. 1 filing of the Registration Statement on Form N-4 333-47016, filed with the Securities and Exchange Commission on December 7, 2000.

(8) Incorporated herein by reference to Pre-Effective Amendment No. 2 filing of the Registration Statement on Form N-4 333-47016 filed with the Securities and Exchange Commission on February 27, 2001.

(9) Incorporated herein by reference to Post-Effective Amendment No. 3 filing of the Registration Statement on Form N-4 333-47016 filed with the Securities and Exchange Commission on November 2, 2001.

(10) Incorporated herein by reference to Post-Effective Amendment No. 5 of the Registration Statement on Form N-4, File No. 333-47016 filed with the Securities and Exchange Commission on May 1, 2002.

(11) Filed herein.

Item 25. Directors and Officers of GE Capital Life Assurance Company of New
York

                                                             Positions and Offices with
   Name                               Address                         Depositor
   ----                               -------                --------------------------
George Zippel........... GE Capital Life of NY             Director, President & Chief
                         700 Main Street                   Executive Officer
                         Lynchburg, VA 24504


David J. Sloane......... GE Capital Life Assurance         Senior Vice President,
                         Company of New York               Chief Administrative
                         125 Park Avenue, 6th Floor        Officer and Director
                         New York, NY 10017

Marshall S. Belkin...... 345 Kear Street                   Director
                         Yorktown Heights, NY 10598


Richard I. Byer......... Richartz Fliss Clark & Pope, Inc. Director
                         317 Madison Avenue
                         New York, NY 10017


Thomas W. Casey......... GE Financial Assurance            Vice President, Chief Financial
                         6620 W. Broad St.                 Officer and Director
                         Richmond, VA 23230


Bernard M. Eiber........ 55 Northern Blvd.                 Director
                         Room 302
                         Great Neck, NY 11021


Jerry S. Handler........ Handro Properties                 Director
                         151 West 40th St.
                         New York, NY 10018


Gerald A. Kaufman....... 33 Walt Whitman Rd., Suite 233    Director
                         Huntington Station, NY 11746


Frank T. Gencarelli..... GE Financial Assurance            Senior Vice President
                         6610 W. Broad Street
                         Richmond, VA 23230

   Name                     Address         Positions and Offices with Depositor
   ----                     -------         ------------------------------------
Leon E. Roday......  GE Financial Assurance         Director and Senior
                     6620 West Broad St.            Vice President
                     Richmond, VA 23230

Geoffrey S. Stiff..  GE Financial Assurance         Director
                     6610 W. Broad St.
                     Richmond, VA 23230

Paul Haley.........  GE Financial Assurance         Vice President
                     6610 W. Broad St.
                     Richmond, VA 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

   The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.

                             ORGANIZATIONAL CHART


                -------------- GENERAL ELECTRIC
                |                    COMPANY
                |                      |
      Other Subsidiaries               |
                                    (100%)
                                       |
                               GENERAL ELECTRIC
                            CAPITAL SERVICES, INC.
                                       |
                                    (100%)
                                       |
                               GENERAL ELECTRIC
                              CAPITAL CORPORATION
                                       |
                                    (100%)
                                       |
                            GE FINANCIAL ASSURANCE
                                HOLDINGS, INC.
                                       |
                                    (100%)
                                       |
                                GNA CORPORATION
                                       |
                                    (100%)
                                       |
                               GENERAL ELECTRIC
                           CAPITAL ASSURANCE COMPANY
                                       |
                                    (100%)
                                       |
                                GE CAPITAL LIFE
                         ASSURANCE COMPANY OF NEW YORK

Item 27. Number of Policyowners

   There are 397 contract owners in this product as of June 24, 2002.

Item 28. Indemnification

   The Bylaws of GE Capital Life provide that:

   (a) See Exhibit (6)(ii)--Article VIII

 Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York further provides that:

   (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

   (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

   (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

   (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940 and is also the principal underwriter for other variable annuity policies and variable life insurance policies issued through GE Capital Life Separate Account II and III.

   (b)

          Name                    Address               Positions and Offices with Underwriter
          ----                    -------               --------------------------------------
Adam T. Rochlin ........ GE Financial Assurance     President and Chief Executive Officer
                         201 Merrit 7
                         Norwalk, CT 06856

Thomas W. Casey......... GE Financial Assurance     Senior Vice President
                         6620 W. Broad St.
                         Richmond, VA 23230

Robert J. Methven....... GE Financial Assurance     Senior Vice President
                         200 N. Martingale Road
                         Schaumburg, IL 60173

Gary T. Prizzia......... GE Financial Assurance     Treasurer
                         6620 W. Broad Street
                         Richmond, VA 23230

Edward J. Wiles, Jr..... GE Financial Assurance     Senior Vice President, Chief Compliance Officer
                         201 Merrit 7
                         Norwalk, CT 06856

Kelly L. Groh .......... GE Financial Assurance     Chief Financial Officer, Controller
                         6610 W. Broad Street
                         Richmond, Virginia 23230

Victor C. Moses......... GE Financial Assurance     Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101

Geoffrey S. Stiff....... GE Financial Assurance     Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230

Ward E. Bobitz.......... GE Financial Assurance     Vice President & Assistant Secretary
                         6620 W. Broad St.
                         Richmond, VA 23230

Brenda Daglish.......... GE Financial Assurance     Vice President & Assistant Treasurer
                         6604 W. Broad St.
                         Richmond, VA 23230

William E. Daner, Jr.... GE Financial Assurance     Vice President, Counsel & Secretary
                         6610 W. Broad St.
                         Richmond, VA 23230

Richard G. Fucci........ GE Financial Assurance     Vice President
                         6604 W. Broad St.
                         Richmond, VA 23230

Item 30. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its administrative office.

Item 31. Management Services

   All management Policies are discussed in Part A or Part B of this Registration Statement.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life at the address or phone number listed in the Prospectus.

   (d) GE Capital Life Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company.

Section 403(b) of the Internal Revenue Code

   GE Capital Life Assurance Company of New York represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Capital Life Separate Account II, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 28th of June, 2002.


                                          GE Capital Life Separate Account II
                                           (Registrant)

                                              /s/ Heather Harker
                                          By: _________________________________
                                             Vice President, Associate General
                                              Counsel and Assistant Secretary
                                             GE Capital Life Assurance Company
                                                        of New York

                                          GE Capital Life Assurance Company of
                                           New York (Depositor)

                                              /s/ Heather Harker
                                          By: _________________________________
                                             Vice President, Associate General
                                              Counsel and Assistant Secretary
                                             GE Capital Life Assurance Company
                                                        of New York

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 6 for the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

                 *                     Director, President, Chief      06/28/02
______________________________________  Executive Officer
           George R. Zippel

                 *                     Senior Vice President and       06/28/02
______________________________________  General Counsel
            Leon E. Roday

                 *                     Director                        06/28/02
______________________________________
           Richard I. Byer

                 *                     Vice President and Chief        06/28/02
______________________________________  Financial Officer
           Thomas M. Casey

              Signature                          Title                   Date
              ---------                          -----                   ----

                 *                     Director                        06/28/02
______________________________________
           Thomas A. Skiff

                 *                     Director                        06/28/02
______________________________________
          Geoffrey S. Stiff

          /s/ Heather Harker           Vice President, Associate       06/28/02
______________________________________  General Counsel and
            Heather Harker              Assistant Secretary


* By /s/ Heather Harker, Pursuant To Power Of Attorney Executed On April 23,
  2002.

                                  EXHIBIT LIST

 Exhibit 9 Opinion and Consent of Counsel

                                      C-13